UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-21732
Mercer Funds (formerly known as MGI Funds)
(Exact Name of Registrant as Specified in Charter)
99 High Street
Boston, MA 02110
(Address of Principal Executive Offices)(Zip Code)
Scott M. Zoltowski, Esq.
Mercer Investment Management, Inc.
(formerly, Mercer Global Investments, Inc.)
99 High Street
Boston, MA 02110
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
(617) 747-9500
Date of Fiscal Year End: March 31, 2012
Date of Reporting Period: September 30, 2011

Item 1.	Reports to Stockholders.
The Report to Shareholders is attached herewith.

Mercer FundsTM
(formerly known as MGI FundsTM)
Semi-Annual Report

Mercer US Large Cap Growth Equity Fund
(formerly known as MGI US Large Cap Growth Equity Fund)

Mercer US Large Cap Value Equity Fund
(formerly known as MGI US Large Cap Value Equity Fund)

Mercer US Small/Mid Cap Growth Equity Fund
(formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)

Mercer US Short Maturity Fixed Income Fund
(formerly known as Mercer US Short Maturity Fixed Income Fund)

This report has been prepared for Mercer Funds (formerly known as MGI Funds) shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds (formerly known as MGI Funds) prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

September 30, 2011

MERCER FUNDS (formerly known as MGI FUNDS)

Mercer US Large Cap Growth Equity Fund
(formerly known as MGI US Large Cap Growth Equity Fund)
Schedule of Investments
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.4%

	Aerospace & Defense — 1.7%

11,600	Boeing Co. (The)	701,915
11,000	Goodrich Corp.	1,327,480
24,911	Raytheon Co.	1,018,113
43,304	United Technologies Corp.	3,046,869

		6,094,377

	Agriculture — 2.1%

9,400	Lorillard, Inc.	1,040,580
110,270	Monsanto Co.	6,620,611

		7,661,191

	Apparel — 2.3%

21,864	Coach, Inc.	1,133,211
40,100	NIKE, Inc. Class B	3,428,951
11,500	Ralph Lauren Corp.	1,491,550
19,356	VF Corp.	2,352,141

		8,405,853

	Auto Parts & Equipment — 1.0%

47,850	BorgWarner, Inc.*	2,896,360
31,300	Johnson Controls, Inc.	825,381

		3,721,741

	Banks — 0.6%

36,280	Comerica, Inc.	833,352
58,320	Wells Fargo & Co.	1,406,678

		2,240,030

	Beverages — 3.1%

88,474	Coca-Cola Co. (The)	5,977,303
32,700	Green Mountain Coffee Roasters, Inc.*	3,039,138
35,731	PepsiCo, Inc.	2,211,749

		11,228,190

	Biotechnology — 2.5%

45,000	Alexion Pharmaceuticals, Inc.*	2,882,700
16,700	Celgene Corp.*	1,034,064
103,290	Illumina, Inc.*	4,226,627
14,200	Regeneron Pharmaceuticals, Inc.*	826,440

		8,969,831

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund
(formerly known as MGI US Large Cap Growth Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 1.5%

29,600	Ecolab, Inc.	1,447,144
32,057	Praxair, Inc.	2,996,688
17,000	Sigma-Aldrich Corp.	1,050,430

		5,494,262

	Coal — 0.2%

24,900	Peabody Energy Corp.	843,612

	Commercial Services — 2.5%

103,400	Visa, Inc. Class A	8,863,448

	Computers — 9.1%

60,878	Apple, Inc.*	23,205,476
72,430	Cognizant Technology Solutions Corp. Class A*	4,541,361
185,845	EMC Corp.*	3,900,887
24,300	NetApp, Inc.*	824,742

		32,472,466

	Cosmetics & Personal Care — 1.8%

26,945	Estee Lauder Cos. (The), Inc. Class A	2,366,849
64,473	Procter & Gamble Co. (The)	4,073,404

		6,440,253

	Distribution & Wholesale — 0.6%

13,600	W.W. Grainger, Inc.	2,033,744

	Diversified Financial Services — 4.3%

23,360	American Express Co.	1,048,864
132,500	Charles Schwab Corp. (The)	1,493,275
7,996	CME Group, Inc.	1,970,214
17,000	Franklin Resources, Inc.	1,625,880
40,200	IntercontinentalExchange, Inc.*	4,754,052
55,650	JPMorgan Chase & Co.	1,676,178
41,410	T. Rowe Price Group, Inc.	1,978,156
57,800	TD Ameritrade Holding Corp.	849,949

		15,396,568

	Electric — 0.3%

31,986	American Electric Power Co., Inc.	1,216,108

	Electronics — 0.6%

26,266	Waters Corp.*	1,982,820

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund
(formerly known as MGI US Large Cap Growth Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Engineering & Construction — 0.7%

52,700	Fluor Corp.	2,453,185

	Environmental Control — 0.5%

42,464	Republic Services, Inc.	1,191,540
7,146	Stericycle, Inc.*	576,825

		1,768,365

	Food — 1.2%

28,200	General Mills, Inc.	1,084,854
75,429	Kroger Co. (The)	1,656,421
81,702	Tyson Foods, Inc. Class A	1,418,347

		4,159,622

	Health Care - Products — 3.5%

25,856	Covidien Plc	1,140,250
32,660	Edwards Lifesciences Corp.*	2,328,005
12,580	Intuitive Surgical, Inc.*	4,582,642
47,596	Johnson & Johnson	3,032,341
10,710	Stryker Corp.	504,762
20,500	Varian Medical Systems, Inc.*	1,069,280

		12,657,280

	Health Care - Services — 1.6%

121,576	UnitedHealth Group, Inc.	5,607,085

	Household Products & Wares — 0.5%

23,840	Kimberly-Clark Corp.	1,692,878

	Internet — 11.3%

66,856	Amazon.Com, Inc.*	14,456,273
14,100	Baidu, Inc., Sponsored ADR*	1,507,431
30,600	Ctrip.com International, Ltd., ADR*	984,096
25,300	F5 Networks, Inc.*	1,797,565
22,698	Google, Inc. Class A*	11,675,397
14,000	MercadoLibre, Inc.	752,500
16,460	Netflix, Inc.*	1,862,614
12,300	OpenTable, Inc.*	565,923
13,220	priceline.com, Inc.*	5,941,861
39,400	VeriSign, Inc.	1,127,234

		40,670,894

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund
(formerly known as MGI US Large Cap Growth Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Iron & Steel — 0.3%

5,345	Allegheny Technologies, Inc.	197,712
16,300	Cliffs Natural Resources, Inc.	834,071

		1,031,783

	Lodging — 2.1%

154,106	Las Vegas Sands Corp.*	5,908,424
43,479	Starwood Hotels & Resorts Worldwide, Inc.	1,687,855

		7,596,279

	Machinery - Diversified — 0.5%

25,300	Deere & Co.	1,633,621

	Media — 0.5%

15,000	Scripps Networks Interactive, Inc. Class A	557,550
35,942	Time Warner, Inc.	1,077,182

		1,634,732

	Metal Fabricate & Hardware — 1.0%

23,775	Precision Castparts Corp.	3,696,061

	Miscellaneous - Manufacturing — 2.8%

12,349	3M Co.	886,535
98,134	Danaher Corp.	4,115,740
77,980	General Electric Co.	1,188,415
36,500	Honeywell International, Inc.	1,602,715
25,400	Illinois Tool Works, Inc.	1,056,640
27,442	Tyco International, Ltd.	1,118,261

		9,968,306

	Oil & Gas — 3.6%

21,050	Apache Corp.	1,689,052
10,282	BG Group Plc, Sponsored ADR	980,903
40,878	Canadian Natural Resources, Ltd.	1,196,499
23,200	Concho Resources, Inc.*	1,650,448
14,032	EOG Resources, Inc.	996,413
26,300	Occidental Petroleum Corp.	1,880,450
22,770	Range Resources Corp.	1,331,134
49,100	Southwestern Energy Co.*	1,636,503
56,080	Suncor Energy, Inc.	1,426,675

		12,788,077

	Oil & Gas Services — 5.0%

4,094	Baker Hughes, Inc.	188,979
30,280	Cameron International Corp.*	1,257,831

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund
(formerly known as MGI US Large Cap Growth Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas Services — continued

109,900	FMC Technologies, Inc.*	4,132,240
53,000	Halliburton Co.	1,617,560
87,056	National Oilwell Varco, Inc.	4,459,008
106,397	Schlumberger, Ltd.	6,355,093

		18,010,711

	Pharmaceuticals — 4.5%

73,665	Allergan, Inc.	6,068,523
58,033	Express Scripts, Inc.*	2,151,283
39,550	Gilead Sciences, Inc.*	1,534,540
23,474	Mead Johnson Nutrition Co.	1,615,716
69,350	Mylan, Inc.*	1,178,950
11,900	Perrigo Co.	1,155,609
17,000	Shire Plc, ADR	1,596,810
20,370	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	758,171

		16,059,602

	Retail — 6.8%

36,309	Abercrombie & Fitch Co. Class A	2,235,182
56,500	CarMax, Inc.*	1,347,525
2,600	Chipotle Mexican Grill, Inc. Class A*	787,670
28,100	Costco Wholesale Corp.	2,307,572
24,020	CVS Caremark Corp.	806,592
33,790	Darden Restaurants, Inc.	1,444,523
30,034	Kohl’s Corp.	1,474,669
22,951	McDonald’s Corp.	2,015,557
20,800	O’Reilly Automotive, Inc.*	1,385,904
150,807	Starbucks Corp.	5,623,593
33,350	Urban Outfitters, Inc.*	744,372
34,017	Wal-Mart Stores, Inc.	1,765,482
47,873	Yum! Brands, Inc.	2,364,447

		24,303,088

	Semiconductors — 1.7%

18,300	Altera Corp.	576,999
54,400	ASML Holding NV, ADR	1,878,976
54,050	Broadcom Corp. Class A*	1,799,325
79,510	Intel Corp.	1,695,948

		5,951,248

	Software — 8.0%

96,170	Activision Blizzard, Inc.	1,144,423
21,100	Cerner Corp.*	1,445,772
58,770	Citrix Systems, Inc.*	3,204,728
19,200	Informatica Corp.*	786,240

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund
(formerly known as MGI US Large Cap Growth Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Software — continued

25,800	Intuit, Inc.*	1,223,952
135,274	Microsoft Corp.	3,366,970
267,698	Oracle Corp.	7,693,640
69,920	Salesforce.com, Inc.*	7,990,458
15,854	VeriFone Systems, Inc.*	555,207
15,370	VMware, Inc. Class A*	1,235,441

		28,646,831

	Telecommunications — 4.4%

21,280	Acme Packet, Inc.*	906,315
41,200	American Tower Corp. Class A*	2,216,560
45,814	Juniper Networks, Inc.*	790,750
246,738	QUALCOMM, Inc.	11,998,869

		15,912,494

	Transportation — 2.7%

51,730	CH Robinson Worldwide, Inc.	3,541,953
32,630	Expeditors International of Washington, Inc.	1,323,147
17,610	J.B. Hunt Transport Services, Inc.	636,073
51,730	Union Pacific Corp.	4,224,789

		9,725,962

	TOTAL COMMON STOCKS (COST $328,026,544)	349,032,598

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.3%

	Bank Deposits — 2.3%

8,374,900	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/03/11	8,374,900

	TOTAL SHORT-TERM INVESTMENTS (COST $8,374,900)	8,374,900

	TOTAL INVESTMENTS — 99.7% (Cost $336,401,444)	357,407,498

	Other Assets and Liabilities (net) — 0.3%	920,562

	NET ASSETS — 100.0%	$358,328,060

	Notes to Schedule of Investments:

	ADR — American Depository Receipt

	* Non-income producing security

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund
(formerly known as MGI US Large Cap Growth Equity Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.4
Short-Term Investments	2.3
Other Assets and Liabilities (net)	0.3

100.0%

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund
(formerly known as MGI US Large Cap Value Equity Fund)
Schedule of Investments
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.8%

	Advertising — 0.5%

51,993	Omnicom Group, Inc.	1,915,423

	Aerospace & Defense — 4.6%

55,806	BAE Systems Plc, Sponsored ADR	912,986
9,211	Boeing Co. (The)	557,358
16,311	General Dynamics Corp.	927,933
4,585	L-3 Communications Holdings, Inc.	284,132
48,685	Lockheed Martin Corp.	3,536,478
54,925	Northrop Grumman Corp.	2,864,888
118,870	Raytheon Co.	4,858,217
39,111	United Technologies Corp.	2,751,850

		16,693,842

	Agriculture — 1.9%

6,709	Lorillard, Inc.	742,686
97,249	Philip Morris International, Inc.	6,066,393

		6,809,079

	Airlines — 0.1%

45,200	Delta Air Lines, Inc.*	339,000

	Auto Manufacturers — 0.3%

13,500	General Motors Co.*	272,430
18,613	Navistar International Corp.*	597,850
22,011	Tata Motors, Ltd., Sponsored ADR	338,529

		1,208,809

	Auto Parts & Equipment — 1.0%

16,173	Autoliv, Inc.	784,391
47,860	Lear Corp.	2,053,194
9,643	TRW Automotive Holdings Corp.*	315,615
8,035	Visteon Corp.*	345,505

		3,498,705

	Banks — 5.5%

36,503	Banco Santander SA, Sponsored ADR	293,484
9,779	BNP Paribas SA, ADR	192,646
55,000	Capital One Financial Corp.	2,179,650
61,705	Fifth Third Bancorp	623,220
17,700	First Republic Bank/San Francisco CA*	409,932
15,401	HSBC Holdings Plc, Sponsored ADR	585,854
92,608	KeyCorp	549,165
76,788	PNC Financial Services Group, Inc.	3,700,414

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund
(formerly known as MGI US Large Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Banks — continued

128,988	US Bancorp	3,036,378
342,607	Wells Fargo & Co.	8,263,681

		19,834,424

	Beverages — 2.1%

16,996	Anheuser-Busch InBev NV, Sponsored ADR	900,448
137,658	Coca-Cola Enterprises, Inc.	3,424,931
51,353	Dr Pepper Snapple Group, Inc.	1,991,469
18,385	PepsiCo, Inc.	1,138,032

		7,454,880

	Biotechnology — 1.3%

87,231	Amgen, Inc.	4,793,343
800	Biogen Idec, Inc.*	74,520

		4,867,863

	Chemicals — 0.7%

5,506	Air Products & Chemicals, Inc.	420,493
9,900	CF Industries Holdings, Inc.	1,221,561
37,700	LyondellBasell Industries NV Class A	921,011

		2,563,065

	Coal — 0.3%

28,127	Peabody Energy Corp.	952,943

	Commercial Services — 1.7%

63,800	Hertz Global Holdings, Inc.*	567,820
5,000	ITT Educational Services, Inc.*	287,900
42,045	McKesson Corp.	3,056,672
18,400	Visa, Inc. Class A	1,577,248
51,973	Western Union Co. (The)	794,667

		6,284,307

	Computers — 3.9%

24,633	Accenture Plc	1,297,667
13,980	Apple, Inc.*	5,328,897
14,391	CGI Group, Inc. Class A*	270,695
41,711	EMC Corp.*	875,514
38,603	Hewlett-Packard Co.	866,637
16,106	International Business Machines Corp.	2,819,033
128,480	Seagate Technology PLC	1,320,774
12,300	Synopsys, Inc.*	299,628
38,678	Western Digital Corp.*	994,798

		14,073,643

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund
(formerly known as MGI US Large Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Cosmetics & Personal Care — 0.0%

1,306	Procter & Gamble Co. (The)	82,513

	Diversified Financial Services — 6.0%

36,410	American Express Co.	1,634,809
38,900	Ameriprise Financial, Inc.	1,531,104
63,888	Citigroup, Inc.	1,636,810
59,450	Discover Financial Services	1,363,783
8,159	Franklin Resources, Inc.	780,327
26,798	Goldman Sachs Group, Inc.	2,533,751
323,347	JPMorgan Chase & Co.	9,739,211
10,700	Morgan Stanley	144,450
23,351	Raymond James Financial, Inc.	606,192
120,086	SLM Corp.	1,495,071

		21,465,508

	Electric — 3.2%

145,000	AES Corp. (The)*	1,415,200
55,000	Ameren Corp.	1,637,350
45,862	American Electric Power Co., Inc.	1,743,673
23,300	DTE Energy Co.	1,142,166
32,155	Edison International	1,229,929
2,700	Northeast Utilities	90,855
41,036	NV Energy, Inc.	603,640
26,479	PG&E Corp.	1,120,326
42,037	PPL Corp.	1,199,736
37,169	Public Service Enterprise Group, Inc.	1,240,330

		11,423,205

	Electronics — 0.7%

18,100	Dolby Laboratories, Inc. Class A*	496,664
19,700	Jabil Circuit, Inc.	350,463
41,072	TE Connectivity, Ltd.	1,155,766
12,281	Thermo Fisher Scientific, Inc.*	621,910

		2,624,803

	Engineering & Construction — 0.3%

20,900	Fluor Corp.	972,895

	Entertainment — 0.2%

34,045	Cinemark Holdings, Inc.	642,770

	Food — 3.2%

62,553	ConAgra Foods, Inc.	1,515,034
26,195	Kraft Foods, Inc. Class A	879,628
34,828	Nestle SA, Sponsored ADR	1,919,023

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund
(formerly known as MGI US Large Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Food — continued

98,826	Safeway, Inc.	1,643,476
190,016	Sara Lee Corp.	3,106,762
85,215	Tyson Foods, Inc. Class A	1,479,332
27,869	Unilever NV, ADR	877,595

		11,420,850

	Forest Products & Paper — 0.4%

9,969	Domtar Corp.	679,587
17,963	Rayonier, Inc.	660,840

		1,340,427

	Gas — 0.4%

22,809	Sempra Energy	1,174,663
8,100	UGI Corp.	212,787

		1,387,450

	Health Care - Products — 2.3%

25,970	CareFusion Corp.*	621,981
41,259	Covidien Plc	1,819,522
92,274	Johnson & Johnson	5,878,777

		8,320,280

	Health Care - Services — 3.8%

72,358	Aetna, Inc.	2,630,213
61,913	Humana, Inc.	4,502,932
72,296	UnitedHealth Group, Inc.	3,334,292
4,400	WellCare Health Plans, Inc.*	167,112
46,731	WellPoint, Inc.	3,050,600

		13,685,149

	Home Furnishings — 0.0%

400	Harman International Industries, Inc.	11,432

	Household Products & Wares — 0.0%

2,200	Kimberly-Clark Corp.	156,222

	Insurance — 7.1%

21,014	ACE, Ltd.	1,273,448
3,700	Allied World Assurance Co. Holdings, Ltd.	198,727
19,395	American Financial Group, Inc.	602,603
24,300	Assurant, Inc.	869,940
49,608	Berkshire Hathaway, Inc. Class B*	3,524,152
62,682	Chubb Corp. (The)	3,760,293
600	Everest Re Group, Ltd.	47,628
19,462	Hartford Financial Services Group (The), Inc.	314,117

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund
(formerly known as MGI US Large Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued

57,416	Lincoln National Corp.	897,412
83,853	Metlife, Inc.	2,348,723
8,703	Protective Life Corp.	136,028
49,418	Prudential Financial, Inc.	2,315,727
11,523	Reinsurance Group of America, Inc.	529,482
4,685	Transatlantic Holdings, Inc.	227,316
121,894	Travelers Cos. (The), Inc.	5,939,895
13,591	Unum Group	284,867
32,690	Validus Holdings, Ltd.	814,635
72,687	XL Group Plc	1,366,516

		25,451,509

	Internet — 1.2%

66,403	eBay, Inc.*	1,958,224
1,700	Expedia, Inc.	43,775
24,340	IAC/InterActiveCorp*	962,647
73,500	Symantec Corp.*	1,198,050

		4,162,696

	Investment Companies — 0.1%

47,800	American Capital, Ltd.*	325,996

	Iron & Steel — 0.3%

3,600	Cliffs Natural Resources, Inc.	184,212
21,840	Reliance Steel & Aluminum Co.	742,778

		926,990

	Leisure Time — 0.3%

23,162	Carnival Corp.	701,809
7,600	Polaris Industries, Inc.	379,772

		1,081,581

	Machinery - Diversified — 0.1%

15,100	AGCO Corp.*	522,007

	Media — 5.8%

106,480	CBS Corp. Class B	2,170,062
129,398	Comcast Corp. Class A	2,704,418
72,602	DIRECTV Class A*	3,067,435
40,200	DISH Network Corp. Class A*	1,007,412
51,911	Liberty Global, Inc.*	1,878,140
15,699	Liberty Media Corp. — Starz Series A*	997,828
35,345	McGraw-Hill Cos. (The), Inc.	1,449,145
34,438	Time Warner Cable, Inc.	2,158,230
83,825	Time Warner, Inc.	2,512,235

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund
(formerly known as MGI US Large Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Media — continued

49,216	Viacom, Inc. Class B	1,906,628
31,143	Walt Disney Co. (The)	939,273

		20,790,806

	Mining — 0.6%

17,534	BHP Billiton, Ltd., Sponsored ADR	1,164,959
31,543	Freeport-McMoran Copper & Gold, Inc. Class B	960,484

		2,125,443

	Miscellaneous - Manufacturing — 2.5%

255,053	General Electric Co.	3,887,008
34,285	Honeywell International, Inc.	1,505,454
21,352	Illinois Tool Works, Inc.	888,243
24,085	ITT Corp.	1,011,570
44,694	Tyco International, Ltd.	1,821,281

		9,113,556

	Office & Business Equipment — 0.2%

131,935	Xerox Corp.	919,587

	Oil & Gas — 8.8%

18,840	Apache Corp.	1,511,722
22,105	Canadian Natural Resources, Ltd.	647,013
82,712	Chevron Corp.	7,652,514
86,100	ConocoPhillips	5,451,852
15,100	CVR Energy, Inc.*	319,214
14,524	EOG Resources, Inc.	1,031,349
54,768	Exxon Mobil Corp.	3,977,800
22,659	Hess Corp.	1,188,691
6,100	HollyFrontier Corp.	159,942
41,000	Marathon Oil Corp.	884,780
5,200	Marathon Petroleum Corp.	140,712
15,056	Noble Energy, Inc.	1,065,965
56,119	Occidental Petroleum Corp.	4,012,508
23,310	Royal Dutch Shell PLC, ADR	1,434,031
11,710	SM Energy Co.	710,212
85,451	Valero Energy Corp.	1,519,319

		31,707,624

	Oil & Gas Services — 0.3%

10,985	Baker Hughes, Inc.	507,068
10,200	Complete Production Services, Inc.*	192,270
1,300	National Oilwell Varco, Inc.	66,586
2,300	SEACOR Holdings, Inc.	184,483

		950,407

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund
(formerly known as MGI US Large Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Packaging & Containers — 0.2%

2,599	Ball Corp.	80,621
14,140	Rock-Tenn Co. Class A	688,335

		768,956

	Pharmaceuticals — 6.0%

27,945	AmerisourceBergen Corp.	1,041,510
26,830	AstraZeneca Plc, Sponsored ADR	1,190,179
59,375	Bristol-Myers Squibb Co.	1,863,187
26,300	Eli Lilly & Co.	972,311
4,751	Express Scripts, Inc.*	176,120
64,602	Gilead Sciences, Inc.*	2,506,558
11,748	Herbalife, Ltd.	629,693
50,198	Medco Health Solutions, Inc.*	2,353,784
46,254	Merck & Co., Inc.	1,512,968
525,925	Pfizer, Inc.	9,298,354

		21,544,664

	REITS — 1.8%

30,855	Annaly Capital Management, Inc. REIT	513,119
8,215	AvalonBay Communities, Inc. REIT	936,921
10,533	Boston Properties, Inc. REIT	938,490
15,200	CBL & Associates Properties, Inc. REIT	172,672
9,688	CommonWealth REIT	183,781
25,400	DDR Corp. REIT	276,860
45,000	Duke Realty Corp. REIT	472,500
8,400	Equity Lifestyle Properties, Inc. REIT	526,680
23,195	Simon Property Group, Inc. REIT	2,550,986

		6,572,009

	Retail — 7.0%

2,909	AutoZone, Inc.*	928,524
45,126	Best Buy Co., Inc.	1,051,436
70,147	CVS Caremark Corp.	2,355,536
9,000	Dillard’s, Inc. Class A	391,320
169,262	Gap , Inc.(The)	2,748,815
31,835	Home Depot, Inc.	1,046,416
50,623	Kohl’s Corp.	2,485,589
98,051	Lowe’s Cos., Inc.	1,896,306
73,666	Macy’s, Inc.	1,938,889
12,611	McDonald’s Corp.	1,107,498
57,545	Target Corp.	2,822,007
36,003	TJX Cos. (The), Inc.	1,997,086
71,294	Wal-Mart Stores, Inc.	3,700,159
18,911	Walgreen Co.	621,983

		25,091,564

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund
(formerly known as MGI US Large Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Semiconductors — 0.4%

15,200	Intel Corp.	324,216
39,663	Texas Instruments, Inc.	1,057,019

		1,381,235

	Shipbuilding — 0.1%

13,849	Huntington Ingalls Industries, Inc.*	336,946

	Software — 2.7%

74,400	Activision Blizzard, Inc.	885,360
27,845	CA, Inc.	540,472
12,200	Global Payments, Inc.	492,758
168,419	Microsoft Corp.	4,191,949
131,622	Oracle Corp.	3,782,816

		9,893,355

	Telecommunications — 7.0%

176,576	AT&T, Inc.	5,035,948
7,253	BCE, Inc.	271,697
145,960	Deutsche Telekom AG, Sponsored ADR	1,712,111
33,188	France Telecom SA, Sponsored ADR	543,288
39,157	Harris Corp.	1,337,995
207,814	Koninklijke KPN NV, Sponsored ADR	2,736,910
48,561	Portugal Telecom, SGPS, SA, Sponsored ADR	352,067
74,534	Rogers Communications, Inc. Class B	2,549,808
22,444	Telecom Italia Spa, Sponsored ADR	242,620
36,272	Telecomunicacoes de Sao Paulo SA, ADR	959,394
59,359	Telefonica SA, Sponsored ADR	1,134,944
178,741	Telstra Corp., Ltd., ADR	2,681,115
98,853	Verizon Communications, Inc.	3,637,790
73,270	Vodafone Group Plc, Sponsored ADR	1,879,376

		25,075,063

	Transportation — 0.8%

17,900	CSX Corp.	334,193
6,900	Norfolk Southern Corp.	421,038
24,315	Union Pacific Corp.	1,985,806

		2,741,037

	Water — 0.1%

15,906	American Water Works Co., Inc.	480,043

	TOTAL COMMON STOCKS (COST $365,303,298)	351,992,561

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund
(formerly known as MGI US Large Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.9%

	Bank Deposit — 1.9%

6,831,089	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/03/11	6,831,089

	TOTAL SHORT-TERM INVESTMENTS (COST $6,831,089)	6,831,089

	TOTAL INVESTMENTS — 99.7% (Cost $372,134,387)	358,823,650

	Other Assets and Liabilities (net) — 0.3%	932,958

	NET ASSETS — 100.0%	$359,756,608

	Notes to Schedule of Investments:

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund
(formerly known as MGI US Large Cap Value Equity Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.8
Short-Term Investments	1.9
Other Assets and Liabilities (net)	0.3

100.0%

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund
(formerly known as MGI US Small/Mid Cap Growth Equity Fund)
Schedule of Investments
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%

	Advertising — 0.2%

33,619	Lamar Advertising Co. Class A*	572,532

	Aerospace & Defense — 1.8%

25,833	Aerovironment, Inc.*	727,199
58,778	BE Aerospace, Inc.*	1,946,140
7,471	Teledyne Technologies, Inc.*	365,033
14,075	TransDigm Group, Inc.*	1,149,505

		4,187,877

	Apparel — 1.6%

18,891	Ascena Retail Group, Inc.*	511,379
27,779	Carter’s, Inc.*	848,371
53,773	CROCS, Inc.*	1,272,807
8,301	Under Armour, Inc. Class A*	551,270
16,693	Wolverine World Wide, Inc.	555,042

		3,738,869

	Auto Parts & Equipment — 0.9%

50,883	Amerigon, Inc. Class A*	647,741
98,800	Goodyear Tire & Rubber Co. (The)*	996,892
22,641	Titan International, Inc.	339,615
6,406	Westport Innovations, Inc.*	185,325

		2,169,573

	Banks — 1.4%

51,798	Eagle Bancorp, Inc.*	609,662
34,646	East-West Bancorp, Inc.	516,572
66,770	First Republic Bank/San Francisco CA*	1,546,393
303,691	Popular, Inc.*	455,537

		3,128,164

	Beverages — 0.8%

33,400	Peet’s Coffee & Tea, Inc.*	1,858,376

	Biotechnology — 2.1%

29,732	Alexion Pharmaceuticals, Inc.*	1,904,632
43,304	Halozyme Therapeutics, Inc.*	265,887
21,231	Human Genome Sciences, Inc.*	269,421
21,875	Illumina, Inc.*	895,125
35,998	Incyte Corp.*	502,892
20,370	Life Technologies Corp.*	782,819
46,467	NPS Pharmaceuticals, Inc.*	302,500

		4,923,276

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund
(formerly known as MGI US Small/Mid Cap Growth Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 1.7%

26,544	Airgas, Inc.	1,694,038
30,750	Celanese Corp.	1,000,297
35,520	Westlake Chemical Corp.	1,217,626

		3,911,961

	Coal — 0.3%

40,402	Alpha Natural Resources, Inc.*	714,711

	Commercial Services — 8.5%

15,440	Alliance Data Systems Corp.*	1,431,288
29,269	Coinstar, Inc.*	1,170,760
55,337	ExamWorks Group, Inc.*	563,331
40,312	FleetCor Technologies, Inc.*	1,058,593
61,657	Genpact, Ltd.*	887,244
83,799	Healthcare Services Group	1,352,516
75,968	Heartland Payment Systems, Inc.	1,498,089
140,660	Hertz Global Holdings, Inc.*	1,251,874
85,448	iSoftstone Holdings, Ltd., ADR*	554,557
16,100	ITT Educational Services, Inc.*	927,038
16,797	PAREXEL International Corp.*	317,967
59,207	Quanta Services, Inc.*	1,112,500
90,092	Ritchie Bros Auctioneers, Inc.	1,818,957
25,107	RSC Holdings, Inc.*	179,013
9,461	Sotheby’s	260,840
21,300	Strayer Education, Inc.	1,633,071
23,953	Verisk Analytics, Inc. Class A*	832,846
46,265	Weight Watchers International, Inc.	2,694,936

		19,545,420

	Computers — 3.1%

5,174	Factset Research Systems, Inc.	460,331
14,911	Fortinet, Inc.*	250,505
26,219	IHS, Inc. Class A*	1,961,443
25,418	MICROS Systems, Inc.*	1,116,104
61,848	RealD, Inc.*	578,279
8,713	Riverbed Technology, Inc.*	173,912
14,210	Syntel, Inc.	613,730
35,600	Teradata Corp.*	1,905,668

		7,059,972

	Distribution & Wholesale — 1.6%

47,300	Fastenal Co.	1,574,144
37,630	LKQ Corp.*	909,141

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund
(formerly known as MGI US Small/Mid Cap Growth Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Distribution & Wholesale — continued

19,076	Pool Corp.	499,410
18,740	WESCO International, Inc.*	628,727

		3,611,422

	Diversified Financial Services — 3.8%

33,760	Affiliated Managers Group, Inc.*	2,634,968
25,156	CBOE Holdings, Inc.	615,567
50,180	Evercore Partners, Inc. Class A	1,144,104
5,644	Greenhill & Co., Inc.	161,362
16,850	IntercontinentalExchange, Inc.*	1,992,681
30,567	Lazard, Ltd. Class A	644,964
139,090	MF Global Holdings, Ltd.*	574,442
35,360	Waddell & Reed Financial, Inc. Class A	884,353

		8,652,441

	Electrical Components & Equipment — 0.8%

12,598	Ametek, Inc.	415,356
11,015	General Cable Corp.*	257,200
24,010	Hubbell, Inc.	1,189,456

		1,862,012

	Electronics — 3.3%

35,266	Amphenol Corp. Class A	1,437,795
42,654	FLIR Systems, Inc.	1,068,483
73,967	Gentex Corp.	1,778,906
31,214	National Instruments Corp.	713,552
18,964	Sensata Technologies Holding NV*	501,787
28,164	Trimble Navigation, Ltd.*	944,902
7,835	Waters Corp.*	591,464
16,124	Woodward, Inc.	441,798

		7,478,687

	Engineering & Construction — 0.9%

17,918	Aecom Technology Corp.*	316,611
15,315	Chicago Bridge & Iron Co. NV	438,469
22,339	KBR, Inc.	527,871
37,415	McDermott International, Inc.*	402,585
11,888	URS Corp.*	352,598

		2,038,134

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund
(formerly known as MGI US Small/Mid Cap Growth Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Environmental Control — 1.8%

32,741	Nalco Holding Co.	1,145,280
12,482	Stericycle, Inc.*	1,007,547
57,991	Waste Connections, Inc.	1,961,256

		4,114,083

	Food — 1.1%

26,800	Ralcorp Holdings, Inc.*	2,055,828
59,094	Smart Balance, Inc.*	348,655
3,178	TreeHouse Foods, Inc.*	196,527

		2,601,010

	Hand & Machine Tools — 1.0%

49,152	Kennametal, Inc.	1,609,237
16,910	Snap-on, Inc.	750,804

		2,360,041

	Health Care - Products — 5.2%

67,766	ABIOMED, Inc.*	747,459
63,152	Bruker Corp.*	854,447
33,370	CareFusion Corp.*	799,211
10,531	Cooper Cos. (The), Inc.	833,529
7,706	Given Imaging, Ltd.*	116,284
26,519	Henry Schein, Inc.*	1,644,443
41,210	Hill-Rom Holdings, Inc.	1,237,124
13,083	Hologic, Inc.*	198,992
22,904	IDEXX Laboratories, Inc.*	1,579,689
11,283	Resmed, Inc.*	324,838
36,946	Techne Corp.	2,512,697
12,339	Tornier BV*	252,826
8,283	Varian Medical Systems, Inc.*	432,041
15,525	Volcano Corp.*	460,006

		11,993,586

	Health Care - Services — 2.8%

34,230	Community Health Systems, Inc.*	569,587
36,330	Coventry Health Care, Inc.*	1,046,667
48,040	Health Management Associates, Inc. Class A*	332,437
29,482	HealthSouth Corp.*	440,166
8,848	LifePoint Hospitals, Inc.*	324,191
10,910	Mettler-Toledo International, Inc.*	1,526,964
24,212	Pediatrix Medical Group, Inc.*	1,516,640
9,544	Universal Health Services, Inc. Class B	324,496
6,531	WellCare Health Plans, Inc.*	248,047

		6,329,195

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund
(formerly known as MGI US Small/Mid Cap Growth Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Home Furnishings — 0.4%

19,528	DTS, Inc.*	484,880
7,646	Tempur-Pedic International, Inc.*	402,256

		887,136

	Household Products & Wares — 0.6%

9,248	Fossil, Inc.*	749,643
12,234	Scotts Miracle-Gro Co. (The) Class A	545,636

		1,295,279

	Housewares — 0.4%

73,986	Newell Rubbermaid, Inc.	878,214

	Insurance — 0.1%

2,320	Everest Re Group, Ltd.	184,162

	Internet — 3.6%

27,707	21Vianet Group, Inc., ADR*	274,854
15,328	Equinix, Inc.*	1,361,586
5,725	F5 Networks, Inc.*	406,761
21,727	IAC/InterActiveCorp*	859,303
80,040	j2 Global Communications, Inc.	2,153,076
37,928	Pandora Media, Inc.*	555,645
30,903	Rackspace Hosting, Inc.*	1,055,028
53,900	VeriSign, Inc.	1,542,079

		8,208,332

	Iron & Steel — 0.2%

12,159	Schnitzer Steel Industries, Inc. Class A	447,451

	Leisure Time — 0.3%

56,365	Interval Leisure Group, Inc.*	750,782

	Lodging — 0.3%

21,084	Choice Hotels International, Inc.	626,617

	Machinery - Construction & Mining — 0.2%

9,135	Joy Global, Inc.	569,841

	Machinery - Diversified — 2.8%

48,300	Graco, Inc.	1,648,962
47,416	IDEX Corp.	1,477,483
3,943	Manitowoc Co. (The), Inc.	26,458
7,475	Middleby Corp.*	526,688

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund
(formerly known as MGI US Small/Mid Cap Growth Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Machinery - Diversified — continued

22,254	Robbins & Myers, Inc.	772,436
28,519	Roper Industries, Inc.	1,965,244

		6,417,271

	Mining — 0.3%

40,381	Titanium Metals Corp.	604,907

	Miscellaneous - Manufacturing — 1.5%

19,202	Actuant Corp. Class A	379,240
16,334	CLARCOR, Inc.	675,901
31,430	Crane Co.	1,121,737
6,866	Pall Corp.	291,118
9,835	Polypore International, Inc.*	555,874
63,810	STR Holdings, Inc.*	517,499

		3,541,369

	Oil & Gas — 4.0%

28,703	Approach Resources, Inc.*	487,664
11,354	Berry Petroleum Co. Class A	401,704
5,424	Cabot Oil & Gas Corp.	335,800
112,600	Denbury Resources, Inc.*	1,294,900
26,530	Ensco Plc, Sponsored ADR	1,072,608
10,319	Helmerich & Payne, Inc.	418,951
21,865	Patterson-UTI Energy, Inc.	379,139
85,424	Rex Energy Corp.*	1,080,614
22,724	Rosetta Resources, Inc.*	777,615
93,680	Tesoro Corp.*	1,823,950
33,303	Whiting Petroleum Corp.*	1,168,269

		9,241,214

	Oil & Gas Services — 2.4%

3,017	CARBO Ceramics, Inc.	309,333
22,720	Complete Production Services, Inc.*	428,272
40,165	Core Laboratories NV	3,608,022
21,548	Dril-Quip, Inc.*	1,161,653

		5,507,280

	Packaging & Containers — 1.2%

51,518	Crown Holdings, Inc.*	1,576,966
46,540	Packaging Corp. of America	1,084,382

		2,661,348

	Pharmaceuticals — 4.5%

21,334	BioMarin Pharmaceutical, Inc.*	679,915
22,358	Catalyst Health Solutions, Inc.*	1,289,833

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund
(formerly known as MGI US Small/Mid Cap Growth Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals — continued

47,440	DENTSPLY International, Inc.	1,455,934
106,490	Elan Corp. Plc, Sponsored ADR*	1,121,340
7,948	Herbalife, Ltd.	426,013
24,549	Impax Laboratories, Inc.*	439,673
21,105	Medicis Pharmaceutical Corp. Class A	769,910
29,116	Perrigo Co.	2,827,455
8,466	Pharmasset, Inc.*	697,344
18,727	Sagent Pharmaceuticals, Inc.*	379,034
39,750	Santarus, Inc.*	110,902

		10,197,353

	REITS — 1.1%

72,562	CBRE Group, Inc.	976,685
46,130	Hospitality Properties Trust REIT	979,340
26,557	Lasalle Hotel Properties REIT	509,894

		2,465,919

	Retail — 6.3%

4,161	Abercrombie & Fitch Co. Class A	256,151
54,917	Dick’s Sporting Goods, Inc.*	1,837,523
39,100	DineEquity, Inc.*	1,504,959
9,263	DSW, Inc. Class A	427,765
6,237	Dunkin’ Brands Group, Inc.*	172,765
88,272	Foot Locker, Inc.	1,773,384
13,190	MSC Industrial Direct Co., Inc Class A	744,707
23,740	O’Reilly Automotive, Inc.*	1,581,796
50,564	OfficeMax, Inc.*	245,235
5,448	Panera Bread Co. Class A*	566,265
28,461	Petsmart, Inc.	1,213,862
27,482	PVH Corp.	1,600,552
23,824	Rue21, Inc.*	540,567
13,263	Teavana Holdings, Inc.*	269,769
40,168	Texas Roadhouse, Inc. Class A	531,021
3,130	Tiffany & Co.	190,367
42,543	Urban Outfitters, Inc.*	949,560

		14,406,248

	Semiconductors — 5.0%

44,074	Atmel Corp.*	355,677
31,810	Avago Technologies, Ltd.	1,042,414
27,388	Cavium, Inc.*	739,750
34,260	Hittite Microwave Corp.*	1,668,462
11,559	Lam Research Corp.*	439,011
15,868	Linear Technology Corp.	438,750
170,110	LSI Corp.*	881,170
34,556	Microsemi Corp.*	552,205

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund
(formerly known as MGI US Small/Mid Cap Growth Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Semiconductors — continued

34,756	NVIDIA Corp.*	434,450
41,520	NXP Semiconductor NV*	586,262
144,150	ON Semiconductor Corp.*	1,033,555
29,799	Rovi Corp.*	1,280,761
69,260	Teradyne, Inc.*	762,553
47,512	Xilinx, Inc.	1,303,729

		11,518,749

	Software — 9.3%

32,811	ANSYS, Inc.*	1,609,051
24,200	athenahealth, Inc.*	1,441,110
69,742	Blackbaud, Inc.	1,553,154
27,930	BMC Software, Inc.*	1,076,981
86,221	Emdeon, Inc. Class A*	1,620,092
29,779	Global Payments, Inc.	1,202,774
40,355	Informatica Corp.*	1,652,537
45,626	InterXion Holding NV*	538,843
58,895	Medassets, Inc.*	565,981
109,902	MSCI, Inc. Class A*	3,333,328
79,580	Nuance Communications, Inc.*	1,620,249
349	Opnet Technologies, Inc.	12,184
8,915	Solera Holdings, Inc.	450,207
61,419	SuccessFactors, Inc.*	1,412,023
90,883	VeriFone Systems, Inc.*	3,182,723

		21,271,237

	Telecommunications — 5.3%

24,871	ADTRAN, Inc.	658,087
45,181	DigitalGlobe, Inc.*	877,867
17,703	IPG Photonics Corp.*	769,018
36,388	NICE Systems, Ltd., Sponsored ADR*	1,104,376
34,150	NII Holdings, Inc. Class B*	920,342
122,055	Polycom, Inc.*	2,242,150
133,647	SBA Communications Corp.*	4,608,149
58,344	tw telecom, Inc. Class A*	963,843

		12,143,832

	Transportation — 2.2%

4,134	Atlas Air Worldwide Holdings, Inc.*	137,621
39,600	Expeditors International of Washington, Inc.	1,605,780
8,997	Genesee & Wyoming, Inc. Class A*	418,540
18,320	Kirby Corp.*	964,365

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund
(formerly known as MGI US Small/Mid Cap Growth Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Transportation — continued

32,290	Landstar System, Inc.	1,277,392
37,934	Roadrunner Transportation Systems, Inc.*	520,455

		4,924,153

	TOTAL COMMON STOCKS (COST $231,287,151)	221,600,036

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.7%

	Bank Deposits — 3.7%

8,422,482	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/03/11	8,422,482

	TOTAL SHORT-TERM INVESTMENTS (COST $8,422,482)	8,422,482

	TOTAL INVESTMENTS — 100.4% (Cost $239,709,633)	230,022,518

	Other Assets and Liabilities (net) — (0.4)%	(994,977)

	NET ASSETS — 100.0%	$229,027,541

	Notes to Schedule of Investments:

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund
(formerly known as MGI US Small/Mid Cap Growth Equity Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	96.7
Short-Term Investments	3.7
Other Assets and Liabilities (net)	(0.4)

100.0%

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.9%

	Aerospace & Defense — 1.0%

3,100	Alliant Techsystems, Inc.	168,981
3,900	Curtiss-Wright Corp.	112,437
1,800	Esterline Technologies Corp.*	93,312
9,000	GenCorp, Inc.*	40,410
46,200	Orbital Sciences Corp.*	591,360
25,425	Triumph Group, Inc.	1,239,215

		2,245,715

	Agriculture — 0.0%

2,100	Universal Corp.	75,306

	Airlines — 0.3%

3,500	Alaska Air Group, Inc.*	197,015
7,030	Allegiant Travel Co.*	331,324
23,400	Hawaiian Holdings, Inc.*	98,514

		626,853

	Apparel — 1.0%

28,790	Ascena Retail Group, Inc.*	779,345
42,200	Guess?, Inc.	1,202,278
11,900	True Religion Apparel, Inc.*	320,824

		2,302,447

	Auto Parts & Equipment — 1.4%

59,300	American Axle & Manufacturing Holdings, Inc.*	452,459
1,500	Autoliv, Inc.	72,750
64,500	Exide Technologies*	258,000
44,050	Lear Corp.	1,889,745
3,800	Superior Industries International, Inc.	58,710
11,100	TRW Automotive Holdings Corp.*	363,303

		3,094,967

	Banks — 6.2%

7,400	Associated Banc-Corp.	68,820
6,400	Bank of Hawaii Corp.	232,960
9,400	BOK Financial Corp.	440,766
1,500	Chemical Financial Corp.	22,965
5,900	City Holding Co.	159,241
1,200	City National Corp.	45,312
16,413	Commerce Bancshares, Inc.	570,352
2,600	Cullen/Frost Bankers, Inc.	119,236
104,100	Fifth Third Bancorp	1,051,410
2,500	First Citizens BancShares, Inc. Class A	358,850
93,900	First Commonwealth Financial Corp.	347,430

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Banks — continued

121,400	Fulton Financial Corp.	928,710
4,352	Hancock Holding Co.	116,546
428,250	Huntington Bancshares, Inc.	2,055,600
55,100	International Bancshares Corp.	724,565
273,150	KeyCorp	1,619,779
8,400	NBT Bancorp, Inc.	156,408
54,700	Northwest Bancshares, Inc.	651,477
11,550	Old National Bancorp/IN	107,646
56,654	People’s United Financial, Inc.	645,856
9,200	Pinnacle Financial Partners, Inc.*	100,648
153,200	Popular, Inc.*	229,800
40,800	PrivateBancorp, Inc.	306,816
33,700	Prosperity Bancshares, Inc.	1,101,316
3,900	S&T Bancorp, Inc.	63,024
32,800	Texas Capital Bancshares, Inc.*	749,480
17,700	Webster Financial Corp.	270,810
100,150	Western Alliance Bancorp*	548,822
3,900	Zions BanCorp	54,873

		13,849,518

	Beverages — 0.4%

31,600	Constellation Brands, Inc. Class A*	568,800
59,810	Cott Corp.*	407,306

		976,106

	Biotechnology — 0.3%

55,100	Affymetrix, Inc.*	269,990
5,200	Medicines Co. (The)*	77,376
59,800	PDL BioPharma, Inc.	331,890

		679,256

	Building Materials — 1.0%

11,000	Apogee Enterprises, Inc.	94,490
61,600	Gibraltar Industries, Inc.*	500,192
51,250	Owens Corning, Inc.*	1,111,100
5,200	Quanex Building Products Corp.	56,940
21,000	Simpson Manufacturing Co., Inc.	523,530

		2,286,252

	Chemicals — 1.5%

1,700	Ashland, Inc.	75,038
500	Eastman Chemical Co.	34,265
31,700	Ferro Corp.*	194,955
85,375	Huntsman Corp.	825,576
20,325	Innophos Holdings, Inc.	810,358

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Chemicals — continued

14,800	Innospec, Inc.*	358,308
3,800	Minerals Technologies, Inc.	187,226
2,800	OM Group, Inc.*	72,716
34,300	PolyOne Corp.	367,353
7,790	Stepan Co.	523,332

		3,449,127

	Coal — 0.7%

36,000	Arch Coal, Inc.	524,880
66,520	Cloud Peak Energy, Inc.*	1,127,514

		1,652,394

	Commercial Services — 4.3%

19,630	ABM Industries, Inc.	374,148
21,900	Career Education Corp.*	285,795
5,690	Chemed Corp.	312,722
62,510	Convergys Corp.*	586,344
11,200	Education Management Corp.*	166,208
35,055	Equifax, Inc.	1,077,591
6,500	Euronet Worldwide, Inc.*	102,310
51,990	Geo Group (The), Inc.*	964,934
30,500	Great Lakes Dredge & Dock Corp.	124,135
15,700	Heidrick & Struggles International, Inc.	258,265
128,150	Hertz Global Holdings, Inc.*	1,140,535
8,900	ICF International, Inc.*	167,409
16,060	Insperity, Inc.	357,335
12,927	Ituran Location and Control, Ltd.	150,600
14,300	Kelly Services, Inc. Class A	163,020
10,700	Korn/Ferry International*	130,433
24,300	Lincoln Educational Services Corp.	196,587
35,200	Rent-A-Center, Inc.	966,240
29,500	Service Corp. International	270,220
10,400	Stewart Enterprises, Inc. Class A	61,880
5,100	TeleTech Holdings, Inc.*	77,724
41,670	Total System Services, Inc.	705,473
10,700	Viad Corp.	181,686
15,400	Weight Watchers International, Inc.	897,050

		9,718,644

	Computers — 2.6%

214,916	Brocade Communications Systems, Inc.*	928,437
181,725	Cadence Design Systems, Inc.*	1,679,139
21,170	DST Systems, Inc.	927,881
14,000	Lexmark International, Inc. Class A*	378,420
40,300	Quantum Corp.*	72,943
7,300	SYKES Enterprises, Inc.*	109,135

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Computers — continued

10,600	Unisys Corp.*	166,314
51,950	Western Digital Corp.*	1,336,154
23,900	Xyratex, Ltd.	221,553

		5,819,976

	Cosmetics & Personal Care — 0.7%

53,980	Elizabeth Arden, Inc.*	1,535,191
27,900	Skilled Healthcare Group, Inc. Class A*	100,719

		1,635,910

	Distribution & Wholesale — 0.7%

80,290	Ingram Micro, Inc. Class A*	1,295,078
8,311	WESCO International, Inc.*	278,834

		1,573,912

	Diversified Financial Services — 2.8%

5,800	Cohen & Steers, Inc.	166,750
33,200	Discover Financial Services	761,608
40,300	Invesco, Ltd.	625,053
26,800	Investment Technology Group, Inc.*	262,372
29,700	Knight Capital Group, Inc. Class A*	361,152
14,100	Nelnet, Inc. Class A	264,798
9,100	Oppenheimer Holdings, Inc. Class A	145,964
68,425	Raymond James Financial, Inc.	1,776,313
146,800	SLM Corp.	1,827,660

		6,191,670

	Electric — 3.1%

18,590	Avista Corp.	443,371
128,175	CMS Energy Corp.	2,536,583
4,000	DPL, Inc.	120,560
7,700	El Paso Electric Co.	247,093
11,100	Integrys Energy Group, Inc.	539,682
12,000	Northeast Utilities	403,800
7,300	NSTAR	327,113
10,500	NV Energy, Inc.	154,455
39,200	Pepco Holdings, Inc.	741,664
13,700	Pinnacle West Capital Corp.	588,278
9,000	Portland General Electric Co.	213,210
7,400	TECO Energy, Inc.	126,762
15,340	Unisource Energy Corp.	553,621

		6,996,192

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Electrical Components & Equipment — 0.2%

131,100	Alcatel-Lucent, Sponsored ADR*	371,013
1,400	Hubbell, Inc.	69,356

		440,369

	Electronics — 2.4%

33,162	Arrow Electronics, Inc.*	921,240
41,994	Avnet, Inc.*	1,095,204
25,200	AVX Corp.	299,124
26,204	Coherent, Inc.*	1,125,724
8,450	Cubic Corp.	330,141
14,170	Daktronics, Inc.	121,579
36,000	Kemet Corp.*	257,400
15,800	Newport Corp.*	170,798
7,300	Thomas & Betts Corp.*	291,343
82,700	Vishay Intertechnology, Inc.*	691,372

		5,303,925

	Energy-Alternate Sources — 0.0%

4,600	Covanta Holding Corp.	69,874

	Engineering & Construction — 1.2%

8,500	Dycom Industries, Inc.*	130,050
88,925	KBR, Inc.	2,101,298
13,600	Orion Marine Group, Inc.*	78,472
1,700	Tutor Perini Corp.	19,533
11,100	URS Corp.*	329,226

		2,658,579

	Entertainment — 0.8%

6,390	Ascent Media Corp.*	251,255
15,960	DreamWorks Animation SKG, Inc. Class A*	290,153
44,130	Madison Square Garden, Inc.*	1,006,164
6,600	Penn National Gaming, Inc.*	219,714

		1,767,286

	Environmental Control — 0.1%

10,400	Metalico, Inc.*	40,560
2,250	Waste Connections, Inc.	76,095

		116,655

	Food — 4.7%

12,000	B&G Foods, Inc. Class A	200,160
12,500	Chiquita Brands International, Inc.*	104,250
8,000	Dole Food Co., Inc.*	80,000
2,550	Flowers Foods, Inc.	49,623

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Food — continued

45,700	Fresh Del Monte Produce, Inc.	1,060,240
36,225	Hain Celestial Group (The), Inc.*	1,106,674
17,900	Hormel Foods Corp.	483,658
11,914	Industries Bachoco, S.A.B., Sponsored ADR	267,708
10,490	J&J Snack Foods Corp.	504,045
16,900	Nash Finch Co.	455,117
3,600	Ralcorp Holdings, Inc.*	276,156
42,290	Ruddick Corp.	1,648,887
108,525	Smithfield Foods, Inc.*	2,116,237
20,350	TreeHouse Foods, Inc.*	1,258,444
16,963	Village Super Market, Inc. Class A	406,094
78,225	Winn-Dixie Stores, Inc.*	463,092

		10,480,385

	Forest Products & Paper — 2.4%

84,200	Boise, Inc.	435,314
8,300	Buckeye Technologies, Inc.	200,113
25,700	Clearwater Paper Corp.*	873,286
18,800	Domtar Corp.	1,281,596
31,700	KapStone Paper and Packaging Corp.*	440,313
42,175	MeadWestvaco Corp.	1,035,818
3,900	Potlatch Corp.	122,928
14,100	Rayonier, Inc.	518,739
17,516	Temple-Inland, Inc.	549,477

		5,457,584

	Gas — 2.3%

4,700	AGL Resources, Inc.	191,478
6,700	Atmos Energy Corp.	217,415
40,140	Energen Corp.	1,641,325
12,200	Laclede Group (The), Inc.	472,750
3,200	Nicor, Inc.	176,032
81,625	NiSource, Inc.	1,745,142
8,300	Southern Union Co.	336,731
4,400	Southwest Gas Corp.	159,148
9,700	UGI Corp.	254,819

		5,194,840

	Health Care - Products — 1.5%

9,900	Cooper Cos. (The), Inc.	783,585
14,100	Greatbatch, Inc.*	282,141
10,100	Hill-Rom Holdings, Inc.	303,202
23,350	ICU Medical, Inc.*	859,280

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Health Care - Products — continued

11,300	Invacare Corp.	260,352
900	Kinetic Concepts, Inc.*	59,301
28,870	STERIS Corp.	845,025

		3,392,886

	Health Care - Services — 2.8%

9,900	Almost Family, Inc.*	164,637
5,200	Amsurg Corp.*	117,000
17,120	Ensign Group (The), Inc.	395,643
227,050	Health Management Associates, Inc. Class A*	1,571,186
94,500	Health Net, Inc.*	2,240,595
10,100	Healthways, Inc.*	99,283
15,400	LifePoint Hospitals, Inc.*	564,256
9,600	Magellan Health Services, Inc.*	463,680
4,550	National Healthcare Corp.	146,965
14,500	WellCare Health Plans, Inc.*	550,710

		6,313,955

	Home Builders — 0.0%

18,500	Pulte Homes, Inc.*	73,075

	Home Furnishings — 0.1%

10,600	Leggett & Platt, Inc.	209,774

	Household Products & Wares — 0.3%

29,300	American Greetings Corp. Class A	542,050
25,100	Central Garden and Pet Co. Class A*	177,708

		719,758

	Insurance — 7.6%

2,253	Alleghany Corp.*	649,991
27,650	Allied World Assurance Co. Holdings, Ltd.	1,485,081
51,980	Alterra Capital Holdings, Ltd.	986,061
19,200	American Financial Group, Inc.	596,544
39,025	Arch Capital Group, Ltd.*	1,275,142
8,100	Argo Group International Holdings, Ltd.	229,797
2,300	Assurant, Inc.	82,340
2,700	Axis Capital Holdings, Ltd.	70,038
15,900	CNO Financial Group, Inc.*	86,019
23,100	Endurance Specialty Holdings, Ltd.	788,865
5,000	Fidelity National Financial, Inc. Class A	75,900
53,900	Horace Mann Educators Corp.	614,999
11,300	Infinity Property & Casualty Corp.	593,024
9,200	Kemper Corp.	220,432
85,350	Lincoln National Corp.	1,334,021

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued

12,800	Meadowbrook Insurance Group, Inc.	114,048
6,085	Navigators Group, Inc.*	262,872
25,120	PartnerRe, Ltd.	1,313,022
7,300	Protective Life Corp.	114,099
22,890	Reinsurance Group of America, Inc.	1,051,796
10,500	Tower Group, Inc.	240,030
6,000	Transatlantic Holdings, Inc.	291,120
24,345	Validus Holdings, Ltd.	606,677
3,119	White Mountains Insurance Group, Ltd.	1,265,534
14,800	Willis Group Holdings Plc	508,676
22,270	WR Berkley Corp.	661,196
75,625	XL Group Plc	1,421,750

		16,939,074

	Internet — 1.2%

16,400	IAC/InterActiveCorp*	648,620
10,600	Infospace, Inc.*	88,616
6,840	j2 Global Communications, Inc.	183,996
117,525	ValueClick, Inc.*	1,828,689

		2,749,921

	Investment Companies — 0.6%

46,800	American Capital, Ltd.*	319,176
11,000	Apollo Investment Corp.	82,720
2,830	Capital Southwest Corp.	209,420
98,500	MCG Capital Corp.	390,060
9,200	Solar Capital, Ltd.	185,196
9,900	TICC Capital Corp.	80,883

		1,267,455

	Iron & Steel — 0.1%

13,400	Steel Dynamics, Inc.	132,928

	Leisure Time — 0.6%

25,300	Harley-Davidson, Inc.	868,549
20,650	WMS Industries, Inc.*	363,234

		1,231,783

	Lodging — 0.5%

36,950	Ameristar Casinos, Inc.	593,047
18,325	Wyndham Worldwide Corp.	522,446

		1,115,493

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Machinery - Construction & Mining — 0.0%

1,300	Astec Industries, Inc.*	38,064
3,400	Terex Corp.*	34,884

		72,948

	Machinery - Diversified — 1.0%

8,200	AGCO Corp.*	283,474
22,100	Applied Industrial Technologies, Inc.	600,236
18,800	Briggs & Stratton Corp.	253,988
7,300	Kadant, Inc.*	129,648
9,900	Middleby Corp.*	697,554
2,800	NACCO Industries, Inc. Class A	177,520

		2,142,420

	Media — 0.7%

30,860	Dolan Co. (The)*	277,431
14,400	Gannett Co., Inc.	137,232
3,300	Liberty Media Corp. — Starz Series A*	209,748
2,600	Liberty Media Corp. — Liberty Capital*	171,912
31,500	McClatchy Co. (The) Class A*	42,210
25,000	Scholastic Corp.	700,750
9,000	Sinclair Broadcast Group, Inc.	64,530

		1,603,813

	Metal Fabricate & Hardware — 1.3%

24,100	CIRCOR International, Inc.	707,817
6,000	Mueller Industries, Inc.	231,540
60,850	Timken Co. (The)	1,997,097

		2,936,454

	Mining — 2.1%

100,700	Aurizon Mines, Ltd.*	510,549
20,400	Century Aluminum Co.*	182,376
9,100	Coeur d’Alene Mines Corp.*	195,104
20,800	Horsehead Holding Corp.*	154,336
1,700	Materion Corp.*	38,556
119,925	Noranda Aluminum Holding Corp.*	1,001,374
336,316	Northgate Minerals Corp.*	1,109,843
12,200	Royal Gold, Inc.	781,532
108,600	Thompson Creek Metals Co., Inc.*	659,202

		4,632,872

	Miscellaneous - Manufacturing — 2.5%

600	Ameron International Corp.	50,964
11,610	Aptargroup, Inc.	518,619
45,845	Brink’s Co. (The)	1,068,647

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Miscellaneous - Manufacturing — continued

20,400	Ceradyne, Inc.*	548,556
133,864	Griffon Corp.*	1,095,008
2,600	Harsco Corp.	50,414
42,650	Pentair, Inc.	1,365,226
3,300	Teleflex, Inc.	177,441
7,500	Trimas Corp.*	111,375
30,900	Trinity Industries, Inc.	661,569

		5,647,819

	Oil & Gas — 2.6%

22,800	Delek US Holdings, Inc.	256,956
145,214	Denbury Resources, Inc.*	1,669,961
19,480	Endeavour International Corp.*	155,450
10,700	Energy Partners, Ltd.*	118,449
37,720	Miller Energy Resources, Inc.*	99,581
3,800	Patterson-UTI Energy, Inc.	65,892
48,200	Petroquest Energy, Inc.*	265,100
6,700	Pioneer Drilling Co.*	48,106
20,510	Rex Energy Corp.*	259,451
3,500	Rowan Cos., Inc.*	105,665
2,464	SM Energy Co.	149,442
26,500	Stone Energy Corp.*	429,565
2,300	Tesoro Corp.*	44,781
2,900	Unit Corp.*	107,068
45,400	Vaalco Energy, Inc.*	220,644
51,600	W&T Offshore, Inc.	710,016
90,100	Western Refining, Inc.*	1,122,646

		5,828,773

	Oil & Gas Services — 2.1%

60,900	Helix Energy Solutions Group, Inc.*	797,790
35,300	Hercules Offshore, Inc.*	103,076
22,325	Oil States International, Inc.*	1,136,789
18,900	SEACOR Holdings, Inc.	1,515,969
1,800	SemGroup Corp.*	35,928
29,675	Superior Energy Services*	778,672
2,700	Tesco Corp.*	31,320
36,890	Tetra Technologies, Inc.*	284,791

		4,684,335

	Packaging & Containers — 0.4%

20,300	Ball Corp.	629,706
6,914	Packaging Corp. of America	161,096
8,700	Sealed Air Corp.	145,290

		936,092

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals — 1.5%

1,500	Hi-Tech Pharmacal Co., Inc.*	50,400
89,700	KV Pharmaceutical Co. Class A*	121,095
20,100	Omega Protein Corp.*	182,508
31,400	Omnicare, Inc.	798,502
29,600	Salix Pharmaceuticals, Ltd.*	876,160
29,800	Sirona Dental Systems, Inc.*	1,263,818

		3,292,483

	Pipelines — 0.0%

3,600	Questar Corp.	63,756

	Real Estate — 0.6%

113,400	Forestar Group, Inc.*	1,237,194
24,630	Hilltop Holdings, Inc.*	177,582

		1,414,776

	REITS — 6.2%

2,000	Acadia Realty Trust REIT	37,400
4,200	Alexandria Real Estate Equities, Inc. REIT	257,838
3,768	American Campus Communities, Inc. REIT	140,207
16,350	American Capital Agency Corp. REIT	443,085
8,200	Anworth Mortgage Asset Corp. REIT	55,760
114,625	BioMed Realty Trust, Inc. REIT	1,899,336
8,300	Brandywine Realty Trust REIT	66,483
4,300	Bre Properties, Inc. REIT	182,062
5,100	Camden Property Trust REIT	281,826
4,600	Capstead Mortgage Corp. REIT	53,084
88,400	CBL & Associates Properties, Inc. REIT	1,004,224
66,100	Chimera Investment Corp. REIT	183,097
6,000	Colonial Properties Trust REIT	108,960
4,775	CommonWealth REIT	90,582
6,600	CubeSmart REIT	56,298
14,800	DDR Corp. REIT	161,320
11,153	DiamondRock Hospitality Co. REIT	77,959
9,500	Douglas Emmett, Inc. REIT	162,450
18,600	Duke Realty Corp. REIT	195,300
32,250	DuPont Fabros Technology, Inc. REIT	635,003
1,000	EastGroup Properties, Inc. REIT	38,140
3,500	Entertainment Properties Trust REIT	136,430
2,700	Equity One, Inc. REIT	42,822
1,900	Essex Property Trust, Inc. REIT	228,076
6,600	Extra Space Storage, Inc. REIT	122,958
3,300	Federal Realty Investment Trust REIT	271,953
1,000	First Industrial Realty Trust, Inc. REIT*	8,000
2,800	First Potomac Realty Trust REIT	34,916
2,200	Government Properties Income Trust REIT	47,322

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	REITS — continued

3,600	Hatteras Financial Corp. REIT	90,576
7,900	Health Care, Inc. REIT	369,720
4,500	Healthcare Realty Trust, Inc. REIT	75,825
4,900	Highwoods Properties, Inc. REIT	138,474
38,275	Home Properties, Inc. REIT	2,172,489
9,700	Hospitality Properties Trust REIT	205,931
5,300	Inland Real Estate Corp. REIT	38,690
10,575	Invesco Mortgage Capital, Inc. REIT	149,425
4,500	Investors Real Estate Trust REIT	32,400
6,400	iStar Financial, Inc. REIT*	37,248
5,100	Lasalle Hotel Properties REIT	97,920
7,073	Lexington Realty Trust REIT	46,257
8,300	Liberty Property Trust REIT	241,613
3,500	LTC Properties, Inc. REIT	88,620
1,929	Macerich Co. (The) REIT	82,233
5,300	Mack-Cali Realty Corp. REIT	141,775
8,100	Medical Properties Trust, Inc. REIT	72,495
18,800	MFA Financial, Inc. REIT	131,976
1,000	Mid-America Apartment Communities, Inc. REIT	60,220
1,600	National Health Investors, Inc. REIT	67,408
6,300	National Retail Properties, Inc. REIT	169,281
5,400	Omega Healthcare Investors, Inc. REIT	86,022
3,400	Pennsylvania Real Estate Investment Trust REIT	26,282
3,500	Piedmont Office Realty Trust, Inc. REIT	56,595
3,600	Post Properties, Inc. REIT	125,064
1,100	PS Business Parks, Inc. REIT	54,494
4,200	Ramco-Gershenson Properties Trust REIT	34,440
7,900	Realty Income Corp. REIT	254,696
6,000	Redwood Trust, Inc. REIT	67,020
4,500	Retail Opportunity Investments Corp. REIT	49,860
10,700	Sabra Healthcare, Inc. REIT	102,078
9,100	Senior Housing Properties Trust REIT	196,014
2,100	Sovran Self Storage, Inc. REIT	78,057
3,200	Starwood Property Trust, Inc. REIT	54,912
67,100	Summit Hotel Properties, Inc. REIT	473,726
1,300	Sun Communities, Inc. REIT	45,747
6,600	Sunstone Hotel Investors, Inc. REIT*	37,554
2,600	Tanger Factory Outlet Centers REIT	67,626
4,000	Taubman Centers, Inc. REIT	201,240
1,184	UDR, Inc. REIT	26,214
3,700	Urstadt Biddle Properties, Inc. REIT Class A	59,089
3,500	Washington Real Estate Investment Trust REIT	98,630
8,600	Weingarten Realty Investors REIT	182,062

		13,910,889

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Retail — 8.8%

35,600	American Eagle Outfitters, Inc.	417,232
52,170	Big Lots, Inc.*	1,817,081
74,890	Bob Evans Farms, Inc.	2,135,863
61,200	Brinker International, Inc.	1,280,304
28,200	Casey’s General Stores, Inc.	1,230,930
16,490	Cracker Barrel Old Country Store, Inc.	660,919
1,700	Dillard’s, Inc. Class A	73,916
27,500	Finish Line (The) Class A	549,725
38,250	Foot Locker, Inc.	768,442
36,510	Fred’s, Inc. Class A	389,197
20,900	GameStop Corp. Class A*	482,790
30,000	Insight Enterprises, Inc.*	454,200
68,975	Macy’s, Inc.	1,815,422
11,975	Nu Skin Enterprises, Inc. Class A	485,227
29,600	Pacific Sunwear of California, Inc.*	35,520
57,940	Pep Boys — Manny, Moe & Jack (The)	571,868
13,490	Petsmart, Inc.	575,348
106,000	Pier 1 Imports, Inc.*	1,036,680
25,775	PVH Corp.	1,501,136
14,400	RadioShack Corp.	167,328
40,600	Regis Corp.	572,054
335,200	Rite Aid Corp.*	328,496
64,600	Signet Jewelers, Ltd.*	2,183,480
29,200	Wet Seal (The), Inc. Class A*	130,816

		19,663,974

	Savings & Loans — 1.0%

10,200	Astoria Financial Corp.	78,438
182,600	First Niagara Financial Group, Inc.	1,670,790
38,500	Provident Financial Services, Inc.	413,875

		2,163,103

	Semiconductors — 3.6%

16,500	Amtech Systems, Inc.*	132,000
144,950	Atmel Corp.*	1,169,747
95,175	Brooks Automation, Inc.	775,676
18,400	Entegris, Inc.*	117,392
10,400	International Rectifier Corp.*	193,648
85,400	Kulicke & Soffa Industries, Inc.*	637,084
57,000	LTX-Credence Corp.*	301,530
78,800	MKS Instruments, Inc.	1,710,748
24,000	Novellus Systems, Inc.*	654,240
197,100	PMC-Sierra, Inc.*	1,178,658
14,500	Rudolph Technologies, Inc.*	97,005

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Semiconductors — continued

99,900	Teradyne, Inc.*	1,099,899
2,900	Tessera Technologies, Inc.*	34,626

		8,102,253

	Shipbuilding — 0.1%

4,300	Huntington Ingalls Industries, Inc.*	104,619

	Software — 0.9%

21,330	CSG Systems International, Inc.*	269,611
33,200	Electronic Arts, Inc.*	678,940
15,190	Mantech International Corp.	476,662
56,700	Schawk, Inc.	559,629

		1,984,842

	Telecommunications — 1.7%

9,580	Atlantic Tele-Network, Inc.	314,990
2,900	Black Box Corp.	61,915
19,500	Comtech Telecommunications Corp.	547,755
57,225	MasTec, Inc.*	1,007,732
38,910	NeuStar, Inc. Class A*	978,198
6,800	Oplink Communications, Inc.*	102,952
32,400	Opnext, Inc.*	40,500
29,400	TeleNav, Inc.*	260,778
11,400	Telephone & Data Systems, Inc.	242,250
48,200	Vonage Holdings Corp.*	125,320

		3,682,390

	Textiles — 0.8%

19,520	G&K Services, Inc. Class A	498,541
30,075	UniFirst Corp.	1,362,097

		1,860,638

	Toys, Games & Hobbies — 0.2%

22,300	Jakks Pacific, Inc.	422,585

	Transportation — 1.2%

20,500	Atlas Air Worldwide Holdings, Inc.*	682,445
20,200	Frontline, Ltd.	97,970
5,500	Knightsbridge Tankers, Ltd.	91,025
49,550	Ryder System, Inc.	1,858,620

		2,730,060

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Trucking & Leasing — 0.2%

28,110	Aircastle, Ltd.	267,607
1,900	Amerco, Inc.*	118,655

		386,262

	Water — 1.0%

72,125	American Water Works Co., Inc.	2,176,733

	TOTAL COMMON STOCKS (COST $244,465,050)	219,254,733

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.2%

	Bank Deposits — 2.2%

4,794,410	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/03/11	4,794,410

	TOTAL SHORT-TERM INVESTMENTS (COST $4,794,410)	4,794,410

	TOTAL INVESTMENTS — 100.1% (Cost $249,259,460)	224,049,143

	Other Assets and Liabilities (net) — (0.1)%	(163,092)

	NET ASSETS — 100.0%	$223,886,051

	Notes to Schedule of Investments:

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

A summary of outstanding financial instruments at September 30, 2011 is as follows:

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys 19	Russell 2000 Mini Index	December 2011	$1,218,891	$(118,170)

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.9
Short-Term Investments	2.2
Futures	(0.1)
Other Assets and Liabilities (net)	(0.0)

100.0%

See accompanying Notes to the Financial Statements.

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Belgium — 1.0%

44,869	AGFA-Gevaert NV*	116,240
154,903	Anheuser-Busch InBev NV, ADR	8,226,992
1,734	Barco NV	78,846
31,764	Delhaize Group	1,857,318
520	EVS Broadcast Equipment SA	27,050
14,803	Groupe Bruxelles Lambert SA	1,043,227
8,389	KBC Ancora*	69,294
101,706	KBC Groep NV	2,344,319
5,829	Melexis NV	70,985
5,763	Solvay SA	542,921
5,240	Tessenderlo Chemie NV	143,281

	Total Belgium	14,520,473

	Bermuda — 0.8%

91,269	Alliance Oil Co., Ltd., ADR*	968,026
9,195	Archer, Ltd.*	33,500
53,000	Biosensors International Group, Ltd.*	49,248
325,646	BW Offshore, Ltd.	567,020
503,246	Catlin Group, Ltd.	2,898,328
138,000	Cheung Kong Infrastructure Holdings, Ltd.	805,661
2,869	Credicorp, Ltd.	264,522
127,500	Dickson Concepts International, Ltd.	60,377
1,043,933	Esprit Holdings, Ltd.	1,273,616
55,391	Frontline, Ltd.	266,472
405,143	Hiscox, Ltd.	2,311,004
1,330,000	Huabao International Holdings, Ltd.	1,084,546
17,000	Jardine Strategic Holdings, Ltd.	445,031
83,868	Lancashire Holdings, Ltd.	897,113
17,000	Luk Fook Holdings International, Ltd.	48,675
21,500	Orient Overseas International, Ltd.	86,080
54,639	Petra Diamonds, Ltd.*	94,732

	Total Bermuda	12,153,951

	Brazil — 2.5%

245,203	Banco do Brasil SA	3,281,262
421,025	BR Malls Participacoes SA	4,357,113
40,910	CCR SA	1,078,812
65,984	Cia de Bebidas das Americas, ADR	2,022,410
112,300	Cia Siderurgica Nacional SA, Sponsored ADR	891,662
121,760	Cielo SA	2,748,414
64,640	Companhia Energetica de Minas Gerais, Sponsored ADR	959,258
15,309	CPFL Energia SA, ADR	339,094
478,504	Diagnosticos da America SA	4,121,901
14,211	Embraer SA, ADR	360,533
239,770	Itau Unibanco Holding SA, ADR	3,721,230
56,100	Natura Cosmeticos SA	967,111

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued

239,874	Petroleo Brasileiro SA, Sponsored ADR	4,970,189
192,218	Redecard SA	2,650,926
87,380	Souza Cruz SA	890,629
33,500	Tractebel Energia SA	471,030
65,100	Vale SA, ADR	1,367,100
107,779	Vale SA, Sponsored ADR	2,457,361

	Total Brazil	37,656,035

	Canada — 1.2%

20,200	Agrium, Inc.	1,352,094
234,535	Cameco Corp.	4,330,362
10,100	Empire Co., Ltd.	557,315
60,700	First Quantum Minerals, Ltd.	812,595
155,836	Gildan Activewear, Inc.	4,067,693
6,629	Industrial Alliance Insurance and Financial Services, Inc.	196,952
49,800	Magna International, Inc. Class A	1,655,938
14,485	National Bank of Canada	971,505
111,200	New Gold, Inc.*	1,154,632
128,342	Nexen, Inc.	2,007,557
64,300	Precision Drilling Corp.*	538,687

	Total Canada	17,645,330

	Cayman Islands — 0.6%

4,369	Baidu, Inc., Sponsored ADR*	467,090
427,000	Belle International Holdings, Ltd.	730,932
1,522,000	Evergrande Real Estate Group, Ltd.	461,166
670,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	234,632
11,500	Netease.com, Inc., ADR*	438,840
554,000	SA SA International Holdings, Ltd.	327,325
238,800	Tencent Holdings, Ltd.	4,888,125
678,000	Want Want China Holdings, Ltd.	600,287
175,600	Wynn Macau, Ltd.	403,660

	Total Cayman Islands	8,552,057

	Chile — 0.1%

9,396	Banco Santander Chile, ADR	690,418
62,968	SACI Falabella	498,957
7,011	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	335,196

	Total Chile	1,524,571

	China — 0.2%

1,044,190	China Construction Bank Class H	623,288
784,000	China Petroleum & Chemical Corp. Class H	755,322
476,000	Dongfeng Motor Group Co., Ltd. Class H	631,055
1,010,000	Industrial & Commercial Bank of China Class H	488,372

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	China — continued

78,500	Ping An Insurance Group Co. Class H	436,941
133,900	Weichai Power Co., Ltd.	609,218

	Total China	3,544,196

	Cyprus — 0.1%

152,912	Bank of Cyprus Public Co., Ltd.	238,150
41,438	ProSafe SE	269,092
170,881	Songa Offshore SE*	528,643

	Total Cyprus	1,035,885

	Denmark — 0.7%

3,157	Coloplast AS	456,333
14,703	Jyske Bank AS*	436,702
70,002	Novo Nordisk AS	6,969,518
26,817	Sydbank AS	474,558
294,471	TDC AS	2,406,193

	Total Denmark	10,743,304

	Egypt — 0.1%

199,933	Commercial International Bank	769,743
17,998	Eastern Tobacco	264,000
11,877	Egyptian Co. for Mobile Services	188,152
24,620	Orascom Construction Industries	895,189

	Total Egypt	2,117,084

	Finland — 0.7%

232,343	Fortum OYJ	5,464,347
3,464	Huhtamaki OYJ	36,273
731,939	Nokia OYJ	4,152,043
63,778	Nokia OYJ, Sponsored ADR	360,984
7,323	Sampo OYJ Class A	183,677
24,779	Tieto OYJ	312,973

	Total Finland	10,510,297

	France — 7.5%

4,634	Alten, Ltd.	125,085
3,170	April Group	48,562
8,890	Arkema SA	517,028
422,985	AXA SA	5,500,080
204,374	BNP Paribas	8,101,381
92,500	Bouygues SA	3,065,510
14,509	CFAO SA	521,049
220,974	Cie Generale de Geophysique-Veritas*	3,885,852
51,935	CNP Assurances	767,997
228,348	Credit Agricole SA	1,572,008

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	France — continued

73,123	Dassault Systemes SA	5,170,701
31,253	Essilor International	2,255,579
14,770	Euler Hermes SA	893,428
1,607	Eurazeo	67,630
220,523	Faurecia	4,710,513
18,437	GameLoft SA*	89,759
13,461	GDF Suez	402,710
116,241	Groupe Danone SA	7,164,027
9,477	Imerys SA	476,128
38,354	Ipsen SA	1,156,022
13,043	Lafarge SA	449,676
23,036	Lagardere S.C.A.	565,971
90,457	Legrand SA	2,824,105
35,336	LVMH Moet Hennessy Louis Vuitton SA	4,692,614
709,248	Natixis	2,248,214
51,322	Neopost SA	3,777,050
68,309	PagesJaunes Groupe	269,203
3,087	Parrot SA*	63,290
57,741	Peugeot SA	1,230,302
8,084	Plastic Omnium SA	190,673
140,949	Renault SA	4,678,543
1,648	Sanofi, ADR	54,054
179,840	Sanofi-Aventis	11,825,315
274,360	SCOR SE	5,923,406
20,884	Sequana	127,769
202,290	Societe Generale	5,308,015
1,329	Societe Internationale de Plantations d’Heveas SA	135,667
32,778	Societe Television Francaise 1	407,868
185,743	Theolia SA*	232,418
139,123	Total SA	6,142,956
55,275	Total SA, Sponsored ADR, Sponsored ADR	2,424,914
132,463	UBISOFT Entertainment*	715,460
37,716	Valeo SA	1,586,099
403,044	Vivendi SA	8,241,171

	Total France	110,605,802

	Germany — 6.5%

21,502	ADVA AG Optical Networking*	95,705
71,563	Allianz AG	6,743,936
17,421	BASF SE	1,058,558
196,019	Bayer AG	10,788,098
43,011	Bayerische Motoren Werke AG	2,854,070
10,955	Brenntag AG	953,976
2,583	Celesio AG	34,146
25,662	Continental AG*	1,476,831
61,600	Deutsche Bank AG	2,149,391

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Germany — continued

133,772	Deutsche Lufthansa	1,728,171
609,128	Deutsche Post AG	7,796,415
191,585	Deutsche Telekom AG	2,256,944
221,609	Deutsche Wohnen AG	2,958,417
96,340	Deutz AG*	530,763
547	Draegerwerk AG & Co. KGaA	41,474
507,816	E.ON AG	11,091,046
4,416	E.ON AG, Sponsored ADR	95,871
22,872	Freenet AG	268,916
138,024	Fresenius SE	12,267,387
219,009	GEA Group AG	5,124,688
15,701	Gerresheimer AG	651,234
40,450	Gildemeister AG*	512,820
77,602	GSW Immobilien AG*	2,206,376
14,527	Hannover Rueckversicherung AG	658,234
87,771	Infineon Technologies AG	647,326
12,229	Leoni AG	392,860
38,642	Linde AG	5,161,286
63,022	Muenchener Rueckver AG	7,823,267
63,928	Rhoen Klinikum AG	1,296,125
73,041	RWE AG	2,693,483
14,335	Software AG	453,715
82,039	Symrise AG	1,908,957
84,400	Thyssenkrupp AG	2,074,610

	Total Germany	96,795,096

	Greece — 0.4%

275,419	Coca Cola Hellenic Bottling Co. SA*	4,879,037
6,420	Folli Follie Group*	55,626
25,805	JUMBO SA	134,039
72,007	OPAP SA	731,666
32,197	Public Power Corp. SA	257,942

	Total Greece	6,058,310

	Hong Kong — 1.0%

442,000	Cathay Pacific Airways, Ltd.	716,364
295,000	Cheung Kong Holdings, Ltd.	3,159,109
2,905,800	China Resources Power Holdings Co., Ltd.	4,342,695
883,830	China Unicom Hong Kong, Ltd.	1,807,565
66,500	CLP Holdings, Ltd.	595,458
327,000	CNOOC, Ltd.	523,919
197,000	Hong Kong & China Gas Co., Ltd.	445,201
129,000	Melco International Development	82,443
594,903	New World Development, Ltd.	559,756
1,827,000	PCCW, Ltd.	676,066
205,000	Regal Real Estate Investment Trust REIT	40,440

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued

627,000	SJM Holdings, Ltd.	1,091,770
8,000	Wheelock & Co., Ltd.	23,395

	Total Hong Kong	14,064,181

	Hungary — 0.1%

51,753	OTP Bank Nyrt	762,098

	India — 0.7%

8,824	Bajaj Auto, Ltd.	275,625
94,140	Bank of India	598,486
38,039	Bharat Heavy Electricals, Ltd.	1,256,014
61,858	HDFC Bank, Ltd.	582,761
69,911	Hindalco Industries, Ltd., GDR 144A	187,641
39,189	Housing Development Finance Corp.	506,752
9,200	Infosys, Ltd., Sponsored ADR	469,844
13,910	Infosys, Ltd.	704,354
272,471	ITC, Ltd.	1,091,409
85,516	Jindal Steel & Power, Ltd.	865,505
17,862	Larsen & Toubro, Ltd.	486,006
3,142	Nestle India, Ltd.	271,605
78,624	Punjab National Bank	1,520,627
58,466	Sun Pharmaceutical Industries, Ltd.	548,718
35,357	Tata Consultancy Services, Ltd.	729,669
153,540	Tata Motors, Ltd.	475,179
30,600	Tata Steel, Ltd., GDR	261,143

	Total India	10,831,338

	Indonesia — 0.5%

137,000	Astra International Tbk PT	967,612
755,211	Bank Mandiri	527,400
1,165,500	Bank Rakyat Indonesia Persero Tbk PT	764,707
783,500	Indofood Sukses Makmur Tbk PT	441,936
1,472,500	Perusahaan Gas Negara PT	438,123
53,810	PT Telekomunikasi Indonesia, Sponsored ADR	1,779,497
771,600	Semen Gresik Persero Tbk PT	721,856
296,500	Tambang Batubara Bukit Asam Tbk PT	554,996
252,914	United Tractors Tbk PT	616,257

	Total Indonesia	6,812,384

	Ireland — 0.7%

9,633	C&C Group Plc	36,371
62,315	CRH Plc	973,802
220,700	CRH Plc (Dublin Exchange)	3,408,973
222,355	Ryanair Holdings Plc, Sponsored ADR*	5,725,641

	Total Ireland	10,144,787

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Israel — 0.9%

606,241	Bezeq Israeli Telecommunication Corp., Ltd.	1,134,044
314,741	Israel Chemicals, Ltd.	3,582,750
761	Israel Corp., Ltd. (The)	490,910
207,515	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,723,708

	Total Israel	12,931,412

	Italy — 1.9%

81,504	Assicurazioni Generali Spa	1,289,354
11,982	Autostrada Torino-Milano Spa	113,780
96,369	Azimut Holding Spa	665,452
61,436	Banca Piccolo Credito Valtellinese Scarl	184,132
45,168	Buongiorno Spa*	53,922
21,213	De’Longhi Spa	190,560
383,303	ENI Spa	6,744,606
32,677	Exor Spa	638,543
93,766	Fiat Spa (MIL Exchange)	507,499
2,397,069	Intesa Sanpaolo Spa	3,750,900
244,720	Intesa Sanpaolo Spa-RSP	313,997
118,107	Mediobanca Spa	931,534
85,785	Mediolanum Spa	311,506
85,690	Pirelli & C Spa	608,966
54,222	RCS MediaGroup Spa*	51,249
40,859	Recordati Spa	355,755
3,637,966	Telecom Italia Spa	3,956,040
5,824	Telecom Italia Spa, Sponsored ADR	62,958
2,596,429	Telecom Italia Spa-RNC	2,526,185
2,883	Tod’s Spa	242,942
3,920,968	UniCredito Italiano Spa	4,178,661
215,850	Unione di Banche Italiane SCPA	798,170

	Total Italy	28,476,711

	Japan — 24.1%

16,000	ADEKA Corp.	171,075
90,200	Aeon Co., Ltd.	1,218,371
62,000	Aichi Steel Corp.	367,556
9,500	Ain Pharmaciez, Inc.	420,391
49,000	Air Water, Inc.	605,102
126,700	Aisin Seiki Co., Ltd.	4,212,081
98,000	Ajinomoto Co., Inc.	1,159,741
92,300	Alpine Electronics, Inc.	1,185,745
33,800	Alps Electric Co., Ltd.	259,056
30,000	Anritsu Corp.	332,087
60,000	AOC Holdings, Inc.	338,096
64,000	Aozora Bank, Ltd.	146,793
9,000	Ariake Japan Co., Ltd.	182,548
88,800	Asahi Breweries, Ltd.	1,881,696

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

27,700	Asahi Diamond Industrial Co., Ltd.	385,188
270,000	Asahi Glass Co., Ltd.	2,634,179
280,000	Asahi Kasei Corp.	1,681,608
51,700	Astellas Pharma, Inc.	1,951,667
60,500	Best Denki Co., Ltd.*	171,166
221,900	Bridgestone Corp.	5,034,715
45,600	Brother Industries, Ltd.	534,819
305,000	Calsonic Kansei Corp.	1,843,624
3,700	Capcom Co., Ltd.	92,487
147,000	Central Glass Co., Ltd.	715,446
12,700	Century Tokyo Leasing Corp.	250,523
177,294	Chiba Bank, Ltd. (The)	1,227,664
20,700	Chugai Pharmaceutical Co., Ltd.	351,002
11,200	Circle K Sunkus Co., Ltd.	188,360
32,900	CKD Corp.	193,775
183,000	Clarion Co., Ltd.*	299,190
53,700	Coca-Cola Central Japan Co., Ltd.	756,281
6,400	Cocokara fine, Inc.	174,832
6,600	Cosmos Pharmaceutical Corp.	339,635
38,000	Daido Steel Co., Ltd.	226,284
171,632	Daiei, Inc.*	629,322
243,000	Daihatsu Motor Co., Ltd.	4,395,595
94,700	Daiichi Sanyko Co., Ltd.	1,973,123
11,300	Daiichikosho Co., Ltd.	222,764
106,000	Dainippon Screen Manufacturing Co., Ltd.	648,615
24,200	Dainippon Sumitomo Pharma Co., Ltd.	266,480
502,000	Daiwa House Industry Co., Ltd.	6,464,995
912,246	Daiwa Securities Group, Inc.	3,406,120
142,800	Dena Co., Ltd.	5,977,939
95,900	Denso Corp.	3,075,767
246,000	DIC Corp.	446,287
75,000	Dowa Holdings Co., Ltd.	416,415
52	Dr Ci:Labo Co., Ltd.	335,471
44,000	Eagle Industry Co., Ltd.	479,715
24,622	East Japan Railway Co.	1,496,007
110,600	EDION Corp.	924,201
11,600	Eisai Co., Ltd.	467,822
15,900	Exedy Corp.	600,238
8,600	FCC Co., Ltd.	178,595
157,000	Fuji Heavy Industries, Ltd.	917,708
14,000	Fuji Machine Manufacturing Co., Ltd.	247,909
2,050	Fuji Media Holdings, Inc.	2,942,225
35,100	FUJIFILM Holdings Corp.	815,213
91,000	Fujitsu General, Ltd.	536,863
424,000	Fujitsu, Ltd.	1,998,703
216,000	Furukawa Electric Co., Ltd.	587,337
10,100	Fuyo General Lease Co., Ltd.	372,185

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

78,397	Glory, Ltd.	1,835,614
182,294	Hachijuni Bank, Ltd. (The)	1,116,728
36,200	Heiwa Corp.	641,246
6,900	Heiwado Co., Ltd.	93,945
212,000	Hino Motors, Ltd.	1,260,882
29,959	Hisamitsu Pharmaceutical Co., Inc.	1,439,635
12,300	Hitachi Chemical Co., Ltd.	202,218
14,000	House Foods Corp.	269,147
5,100	Ibiden Co., Ltd.	107,183
2,000	Idemitsu Kosan Co., Ltd.	179,424
1,781	Inpex Holdings, Inc.	10,982,365
459,000	Isuzu Motors, Ltd.	1,966,546
12,300	Ito En, Ltd.	225,077
1,700	Japan Petroleum Exploration Co.	61,943
3,259	Japan Tobacco, Inc.	15,214,654
82,300	JFE Holdings, Inc.	1,660,724
269,714	Joyo Bank, Ltd. (The)	1,254,455
8,300	JSP Corp.	143,229
34,200	JTEKT Corp.	408,701
107,900	JVC Kenwood Holdings, Inc.*	429,308
735,500	JX Holdings, Inc.	4,130,757
9,600	K’s Holdings Corp.	375,757
72,000	Kaken Pharmaceutical Co., Ltd.	1,005,484
51,000	Kanto Auto Works, Ltd.	438,502
419,608	Kao Corp.	11,679,611
3,992	Kao Corp., Sponsored ADR	110,858
36,000	Kawasaki Kisen Kaisha, Ltd.	74,837
1,681	KDDI Corp.	11,552,736
27,700	Keihin Corp.	474,412
24,000	Kikkoman Corp.	274,143
102,000	Kirin Holdings Co., Ltd.	1,332,471
58,200	Kobayashi Pharmaceutical Co., Ltd.	3,135,280
25,300	Kohnan Shoji Co., Ltd.	445,333
44,000	Kojima Co., Ltd.	309,792
183,900	Komatsu, Ltd.	3,973,749
621,264	Konica Minolta Holdings, Inc.	4,258,831
81,986	Kose Corp.	2,084,950
22,000	Krosaki Harima Corp.	77,852
32,700	Kuraray Co., Ltd.	446,085
159,000	KYB Co., Ltd.	891,121
77,373	Lawson, Inc.	4,376,012
47,400	Lintec Corp.	941,851
118	M3, Inc.	586,370
138,000	Makino Milling Machine Co., Ltd.	810,338
16,000	Marudai Food Co., Ltd.	58,845
866,000	Mazda Motor Corp.*	1,744,513
2,700	Megmilk Snow Brand Co., Ltd.	55,373

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

21,600	MEIJI Holdings Co., Ltd.	1,023,775
11,000	Ministop Co., Ltd.	207,000
93,200	Miraca Holdings, Inc.	4,099,805
232,000	Mitsubishi Chemical Holdings Corp.	1,570,732
83,100	Mitsubishi Co.	1,693,403
395,000	Mitsubishi Electric Corp.	3,500,550
129,000	Mitsubishi Gas Chemical Co., Inc.	793,586
186,000	Mitsubishi Steel Manufacturing Co., Ltd.	530,063
22,100	Mitsubishi Tanabe Pharma Corp.	409,951
357,500	Mitsubishi UFJ Financial Group, Inc.	1,607,851
65,600	Mitsui & Co., Ltd.	950,112
238,000	Mitsui Chemicals, Inc.	793,557
129,000	Mitsui Mining & Smelting Co., Ltd.	332,422
288,000	Mitsui OSK Lines, Ltd.	1,104,491
90,000	Mitsui Sugar Co., Ltd.	380,880
221,000	Morinaga Milk Industry Co., Ltd.	977,086
21,000	Musashi Seimitsu Industry Co., Ltd.	504,715
39,000	Nachi-Fujikoshi Corp.	189,652
79,007	Namco Bandai Holdings, Inc.	1,068,044
88,000	NGK Spark Plug Co., Ltd.	1,192,155
36,000	NHK Spring Co., Ltd.	317,765
56,500	Nidec Corp.	4,548,045
73,100	Nihon Kohden Corp.	1,966,975
79,300	Nikon Corp.	1,864,577
5,200	Nintendo Co., Ltd.	757,914
499,000	Nippon Electric Glass Co., Ltd.	4,523,930
442,000	Nippon Express Co., Ltd.	1,883,751
81,000	Nippon Flour Mills Co., Ltd.	393,864
309,000	Nippon Light Metal Co., Ltd.	507,236
52,000	Nippon Meat Packers, Inc.	675,883
83,000	Nippon Sharyo, Ltd.	354,134
2,000	Nippon Shinyaku Co., Ltd.	25,740
19,000	Nippon Synthetic Chemical Industry Co., Ltd. (The)	98,973
40,900	Nippon Telegraph & Telephone Corp., ADR	979,555
261,865	Nippon Telegraph & Telephone Corp.	12,593,581
20,810	Nippon Television Network Corp.	3,006,128
140,000	Nippon Yusen KK	378,192
364,661	Nissan Motor Company, Ltd.	3,224,693
38,000	Nissan Shatai Co., Ltd.	310,819
12,000	Nisshin Seifun Group, Inc.	156,662
105,000	Nissin Electric Co., Ltd.	784,644
14,400	Nissin Kogyo Co., Ltd.	214,871
60,300	Nitori Co., Ltd.	6,070,699
10,000	Nittetsu Mining Co., Ltd.	41,224
172,941	Nomura Research Institute, Ltd.	3,933,640
46,000	NSK, Ltd.	337,855
5,164	NTT DoCoMo, Inc.	9,419,561

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

5,970	NTT DoCoMo, Inc., Sponsored ADR	109,012
14,420	Obic Co., Ltd.	2,785,899
30,400	Omron Corp.	595,810
26,100	Ono Pharmaceutical Co., Ltd.	1,555,188
31,621	Orix Corp.	2,465,820
96,500	Otsuka Holdings Co., Ltd.	2,640,808
34,000	Pacific Metals Co., Ltd.	195,168
458,400	Pioneer Corp.*	1,921,183
30,100	Pola Orbis Holdings, Inc.	888,376
119,000	Press Kogyo Co., Ltd.	531,271
5,628	Rakuten, Inc.	6,576,459
14,000	Ricoh Company, Ltd.	117,200
10,500	Ricoh Leasing Co., Ltd.	233,548
47,000	Riken Corp.	195,391
24,500	Round One Corp.	177,123
29,000	Sanden Corp.	100,858
25,834	Sankyo Co., Ltd.	1,394,593
11,000	Sanoh Industrial Co., Ltd.	105,176
84,733	Santen Pharmaceutical Co., Ltd.	3,543,481
11,000	Sanyo Special Steel Co., Ltd.	61,616
213,141	Sapporo Hokuyo Holdings, Inc.	754,251
154,000	Sapporo Holdings, Ltd.	572,714
20,300	Sega Sammy Holdings, Inc.	474,441
35,100	Seiko Epson Corp.	445,092
124,000	Sekisui Chemical Co., Ltd.	1,041,425
155,600	Seven & I Holdings Co., Ltd.	4,370,844
2,759	Seven & I Holdings Co., Ltd., ADR	153,952
321,588	Sharp Corp.	2,701,810
33,000	Shimizu Corp.	145,540
222,340	Shin-Etsu Chemical Co., Ltd.	10,908,558
7,900	Shinko Plantech Co., Ltd.	73,939
4,800	Shionogi & Co., Ltd.	71,086
2,800	Ship Healthcare Holdings, Inc.	69,147
39,100	Shiseido Co., Ltd.	757,764
48,600	Showa Corp.*	287,116
27,200	Sodick Co., Ltd.	123,714
166,500	Softbank Corp.	4,877,101
161,500	Sojitz Corp.	295,292
91,424	Sony Corp.	1,755,684
9,400	Sugi Holdings Co., Ltd.	263,662
18,500	Sumco Corp.*	172,988
61,000	Sumitomo Bakelite Co., Ltd.	324,778
18,000	Sumitomo Chemical Co., Ltd.	69,275
331,100	Sumitomo Electric Industries, Ltd.	3,876,748
52,000	Sumitomo Heavy Industries, Ltd.	266,837
84,000	Sumitomo Metal Mining Co., Ltd.	1,114,145
205,566	Sumitomo Mitsui Financial Group	5,805,267

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

86,500	Sumitomo Rubber Industries, Ltd.	1,107,406
78,000	T.RAD Co., Ltd.	295,351
54,500	Tachi-S Co., Ltd.	958,949
34,000	Taihei Dengyo Kaisha, Ltd.	216,073
57,000	Taisho Pharmaceutical Co., Ltd.****	1,400,597
43,000	Takaoka Electric Manufacturing Co., Ltd.	108,282
67,000	Takara Holdings, Inc.	404,736
17,100	Takata Corp.	388,431
58,000	Toagosei Co., Ltd.	283,648
9,100	Tocalo Co., Ltd.	176,699
20,000	Toho Zinc Co., Ltd.	74,193
26,700	Tokai Rika Co., Ltd.	480,710
25,400	Tokai Rubber Industries, Ltd.	352,244
201,000	Tokyo Gas Co., Ltd.	936,873
5,400	Tokyo Ohka Kogyo Co., Ltd.	108,836
50,200	TOMONY Holdings, Inc.	226,560
12,600	Topre Corp.	124,579
58,000	Toray Industries, Inc.	406,720
349,463	Toshiba Corp.	1,425,941
90,000	Toshiba Machine Co., Ltd.	375,036
115,000	Tosoh Corp.	359,543
713,000	TOTO, Ltd.	6,302,891
82,000	Toyo Ink SC Holdings Co., Ltd.	323,371
12,000	Toyo Kohan Co., Ltd.	51,221
9,000	Toyo Suisan Kaisha, Ltd.	246,790
19,200	Toyota Industries Corp.	558,812
115,900	Toyota Motor Corp.	3,964,546
32,600	Toyota Tsusho Corp.	557,391
134,000	Tsubakimoto Chain Co.	697,373
11,800	Tsuruha Holdings, Inc.	654,734
196,000	Ube Industries Ltd	650,284
11,300	Ulvac, Inc.*	150,497
46,000	Uniden Corp.	166,437
39,300	Unipres Corp.	1,058,810
155,100	UNY Co., Ltd.	1,444,286
29,257	USS Co., Ltd.	2,490,222
36	V Technology Co., Ltd.	139,634
6,150	Yamada Denki Co., Ltd.	429,657
43,800	Yamaha Corp.	473,064
55,400	Yamaha Motor Co., Ltd.*	726,033
329,062	Yamato Holdings Co., Ltd.	5,992,896
5,000	Yamazaki Baking Co., Ltd.	75,955
12,000	Yokohama Rubber Co., Ltd. (The)	69,649
13,500	Yorozu Corp.	347,822
89,000	Zeon Corp.	816,390

	Total Japan	356,363,347

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	Luxembourg — 0.8%

14,216	Aperam	205,844
92,593	Gagfah SA	563,800
60,875	Millicom International Cellular SA, SDR	6,090,428
16,829	Oriflame Cosmetics SA, SDR	606,757
306,725	Tenaris SA	3,902,103
17,942	Tenaris SA, ADR	456,624

	Total Luxembourg	11,825,556

	Malaysia — 0.1%

34,800	British American Tobacco Malaysia Berhad	485,860
304,100	CIMB Group Holdings Bhd	659,554

	Total Malaysia	1,145,414

	Mauritius — 0.1%

2,357,000	Golden Agri-Resources, Ltd.	1,086,486

	Mexico — 0.7%

282,921	America Movil SA de CV Series L, ADR	6,246,896
16,180	Desarrolladora Homex SA de CV, ADR*	218,430
120,900	Grupo Financiero Banorte SAB de CV	358,335
495,170	Grupo Mexico SAB de CV	1,174,394
38,480	Grupo Televisa SA, Sponsored ADR	707,647
100,060	Kimberly-Clark de Mexico SAB de CV	511,885
330,400	Wal-Mart de Mexico SAB de CV	759,719

	Total Mexico	9,977,306

	Netherlands — 2.3%

621,758	Aegon NV*	2,510,267
20,584	Aegon NV, ADR*	83,365
72,053	ASM International NV	1,793,863
5,724	ASML Holding NV	199,188
6,101	Heijmans NV	81,100
907	Heineken Holding NV	35,038
226,633	Heineken NV	10,142,850
981,113	ING Groep NV*	6,915,137
237,666	Koninklijke Ahold NV	2,798,587
34,667	Koninklijke DSM NV	1,509,386
11,300	Koninklijke Philips Electronics NV, ADR	202,722
52,200	Randstad Holding NV	1,667,596
288,982	Royal KPN NV	3,809,853
166,034	SNS REAAL NV*	412,932
75,572	STMicroelectronics NV	494,511
36,790	TNT NV	161,338
9,483	USG People NV	78,554

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued

22,397	Wavin NV*	172,268
10,586	X5 Retail Group NV, GDR*	290,549

	Total Netherlands	33,359,104

	New Zealand — 0.3%

239,820	AMP NZ Office, Ltd.	157,735
49,831	Auckland International Airport, Ltd.	86,799
153,294	Goodman Property Trust REIT	114,641
57,928	Mainfreight, Ltd.	427,491
66,604	Ryman Healthcare, Ltd.	129,131
324,465	Sky City Entertainment Group, Ltd.	818,959
205,870	Sky Network Television, Ltd.	849,289
1,031,832	Telecom Corp. of New Zealand, Ltd.	2,045,888
26,824	Telecom Corp. of New Zealand, Ltd., Sponsored ADR	265,021

	Total New Zealand	4,894,954

	Norway — 1.4%

50,697	Aker Solutions ASA	486,366
46,954	Austevoll Seafood ASA	162,256
26,075	Cermaq ASA*	279,430
222,220	DnB NOR ASA	2,218,133
27,762	Fred Olsen Energy ASA	789,960
4,055	Leroy Seafood Group ASA	56,625
112,879	Marine Harvest ASA	49,326
784,811	Norsk Hydro ASA	3,565,137
180,952	Petroleum Geo-Services ASA*	1,823,809
222,456	Statoil ASA	4,752,452
398,432	Telenor ASA	6,141,187
9,681	TGS Nopec Geophysical Co. ASA	179,926

	Total Norway	20,504,607

	Pakistan — 0.1%

284,200	Oil & Gas Development Co., Ltd.	430,725
290,444	Pakistan Petroleum	628,661

	Total Pakistan	1,059,386

	Philippines — 0.1%

31,470	Philippine Long Distance Telephone Co., Sponsored ADR	1,558,709

	Poland — 0.1%

19,310	KGHM Polska Miedz SA	763,218

	Portugal — 0.2%

472,717	Banco Comercial Portugues SA Class R*	122,820
550,100	EDP — Energias de Portugal SA	1,692,005

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Portugal — continued

25,454	Jeronimo Martins SGPS SA	397,194
26,299	Portugal Telecom SGPS SA	192,046
14,597	Semapa-Sociedade de Investimento e Gestao	102,017
43,096	Sonaecom SGPS SA	64,856

	Total Portugal	2,570,938

	Qatar — 0.0%

13,072	Industries Qatar QSC	441,529

	Russia — 0.6%

5,193	Gazprom OAO, Sponsored ADR	49,673
246,185	Gazprom OAO-SA, Sponsored ADR	2,351,067
33,729	LUKOIL OAO, Sponsored ADR	1,692,859
44,182	Magnit OJSC, GDR 144A	758,048
88,625	Mobile Telesystems, Sponsored ADR	1,090,088
640,342	Sberbank of Russia	1,384,736
222,932	TNK-BP Holding	588,541
19,812	Uralkali (Ordinary Shares), GDR	674,602

	Total Russia	8,589,614

	Singapore — 1.7%

801,946	DBS Group Holdings, Ltd.	7,215,742
205,000	Frasers Commercial Trust REIT	124,984
587,000	Keppel Corp., Ltd.	3,451,038
307,000	Lippo Malls Indonesia Retail Trust REIT	125,414
261,000	M1, Ltd.	488,286
2,583,000	Olam International, Ltd.	4,419,955
174,000	Parkway Life Real Estate Investment Trust REIT	243,777
2,840,000	Singapore Telecommunications, Ltd.	6,886,125
131,000	StarHub, Ltd.	286,097
562,000	Suntec Real Estate Investment Trust REIT	493,460
63,000	UOL Group, Ltd.	199,178
268,230	Venture Corp., Ltd.	1,365,065

	Total Singapore	25,299,121

	South Africa — 1.1%

56,026	Bidvest Group, Ltd.	1,037,080
24,540	Exxaro Resources, Ltd.	516,979
15,660	Kumba Iron Ore, Ltd.	828,600
17,489	Massmart Holdings, Ltd.	300,609
64,746	MTN Group, Ltd.	1,063,966
145,745	Murray & Roberts Holdings	469,083
20,555	Naspers, Ltd.	893,680
41,606	Nedbank Group, Ltd.	706,329
181,589	Pretoria Portland Cement Co., Ltd.	521,482

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued

174,570	Salam, Ltd.	584,615
101,084	Sasol, Ltd.	4,149,446
135,712	Shoprite Holdings, Ltd.	1,908,529
52,742	Standard Bank Group, Ltd.	607,094
31,604	Tiger Brands, Ltd.	822,789
143,487	Truworths International, Ltd.	1,252,367

	Total South Africa	15,662,648

	South Korea — 2.1%

163,644	Celltrion, Inc.	6,015,140
10,274	Hana Financial Group, Inc.	298,573
12,809	Hite Jinro Co., Ltd.	272,648
5,792	Hyundai Mobis	1,644,946
32,662	Hyundai Motor Co.	5,729,377
7,258	KB Financial Group, Inc., ADR	237,772
36,457	KB Financial Group, Inc.	1,190,669
177,392	Korea Life Insurance Co., Ltd.	810,087
25,720	KT&G Corp.	1,604,290
50,400	LG Display Co., Ltd.	825,333
1,521	LG Household & Health Care, Ltd.	684,461
5,580	NHN Corp.*	1,051,983
10,729	Samsung Electronics Co., Ltd.	7,515,806
3,762	Samsung Engineering Co., Ltd.	729,007
54,567	Shinhan Financial Group Co., Ltd.	1,908,228
28,005	Woongjin Coway Co., Ltd.	886,061

	Total South Korea	31,404,381

	Spain — 1.8%

9,157	Acciona SA	774,113
230,752	Amadeus IT Holding SA	3,709,599
128,214	Banco Bilbao Vizcaya Argentaria SA	1,046,221
42,478	Banco de Valencia SA*	43,859
186,417	Banco Santander SA	1,526,185
103,863	Banco Santander SA, Sponsored ADR	835,059
52,150	Bankia SA*	255,280
24,966	Bankinter SA	136,178
1,212	Corp. Financiera Alba SA	51,317
153,511	Criteria Caixacorp SA	677,974
80,254	Distribuidora Internacional de Alimentacion SA*	316,501
26,269	Duro Felguera SA	164,957
12,646	Ferrovial SA	144,669
140,000	Gas Natural SDG SA	2,389,748
6,896	Grupo Catalana Occidente SA	113,326
66,192	Inditex SA	5,676,784
140,094	Mapfre SA	433,380
114,839	Red Electrica Corp. SA	5,248,236

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Spain — continued

88,509	Repsol VPF SA	2,335,422
29,244	Repsol YPF, SA, Sponsored ADR	767,947
109,581	Sacyr Vallehermoso SA	608,925

	Total Spain	27,255,680

	Sweden — 1.6%

15,412	Axfood AB	525,075
49,771	Axis Communications AB	812,253
45,390	Billerud AB	304,354
148,381	Boliden AB	1,529,117
66,646	Lundin Petroleum AB*	1,124,308
561,868	Nordea Bank AB	4,535,514
48,600	Saab AB	872,413
122,130	Swedish Match AB	4,037,139
389,646	Tele2 AB	7,117,896
311,481	Telefonaktiebolaget LM Ericsson	2,981,515

	Total Sweden	23,839,584

	Switzerland — 6.2%

237,236	ABB, Ltd.*	4,042,972
34,489	Actelion, Ltd-REG*	1,144,988
96,815	Adecco SA*	3,788,450
11,231	Aryzta AG	485,455
16,227	Baloise-Holding AG	1,183,414
1,381	Barry Callebaut AG-REG*	1,161,452
4,506	Basilea Pharmaceutica*	191,648
902	Bucher Industries AG	140,025
1,553	Flughafen Zuerich AG	582,928
1,042	Galenica AG	532,335
70,200	GAM Holding AG*	875,530
14,172	Geberit AG*	2,599,865
2,922	Georg Fischer AG*	1,012,664
10,913	Givaudan SA*	8,507,670
39,922	Julius Baer Group, Ltd.*	1,327,601
11,273	Kudelski SA	99,720
41	Lindt & Spruengli AG	119,084
267,135	Nestle SA	14,653,780
35,724	Nobel Biocare Holding AG*	356,982
92,634	Novartis AG	5,159,047
60,056	OC Oerlikon Corp. AG Class R*	340,364
38,928	Petroplus Holdings AG*	215,747
116,580	Roche Holding AG	18,716,355
18,231	Schindler Holding AG	1,947,945
2,794	SGS SA	4,228,448
22,883	Swiss Life Holding*	2,495,960
74,373	Swiss Re, Ltd.*	3,454,231

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued

20,725	Syngenta AG*	5,357,773
939	Tecan Group AG*	67,131
313,353	UBS AG*	3,559,520
15,728	Zurich Financial Services*	3,249,293

	Total Switzerland	91,598,377

	Taiwan — 0.9%

1,656,346	Acer, Inc.	2,008,764
501,703	Advanced Semiconductor Engineering, Inc.	427,788
163,280	Asustek Computer, Inc.	1,219,433
754,369	AU Optronics Corp.	300,902
87,000	Delta Electronics, Inc.	203,626
126,797	Hon Hai Precision Industry Co., Ltd., GDR	565,801
276,800	Hon Hai Precision Industry Co., Ltd.	617,908
77,195	HTC Corp.	1,695,901
64,053	MediaTek, Inc.	697,894
457,000	Pegatron Corp.	420,984
254,000	Powertech Technology, Inc.	540,569
453,442	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	5,182,842

	Total Taiwan	13,882,412

	Thailand — 0.2%

48,100	Banpu PCL	811,773
819,200	CP All PCL Class F	1,256,744
211,700	Kasikornbank PCL	795,111
20,700	PTT Exploration & Production PCL	91,374
53,600	Siam Cement PCL	527,609

	Total Thailand	3,482,611

	Turkey — 0.4%

203,447	Akbank TAS	799,237
217,910	KOC Holding AS	808,138
117,360	Turkcell Iletisim Hizmetleri AS, ADR*	1,323,821
232,866	Turkiye Garanti Bankasi AS	902,351
772,371	Turkiye Is Bankasi	1,987,879
255,524	Turkiye Vakiflar Bankasi Tao	509,909

	Total Turkey	6,331,335

	United Kingdom — 16.8%

24,777	Admiral Group Plc	485,271
238,583	Afren Plc*	298,917
14,091	African Barrick Gold, Ltd.	109,874
197,606	Amlin Plc	865,212
33,465	Anglo American Plc	1,152,877
110,276	Antofagasta Plc	1,564,145

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

50,113	ARM Holdings Plc	428,475
28,264	ARM Holdings Plc, Sponsored ADR	720,732
371,335	Ashtead Group Plc	763,038
276,465	AstraZeneca Plc	12,228,388
36,528	AstraZeneca Plc, Sponsored ADR	1,620,382
896,903	Aviva Plc	4,233,640
71,433	Avocet Mining Plc	252,755
370,965	BAE Systems Plc	1,527,810
745,667	Barclays Plc	1,828,603
188,967	Beazley Plc	341,718
27,248	Berendsen Plc	182,422
1,178	BG Group Plc, Sponsored ADR	112,381
80,668	Bodycote Plc	307,609
2,402,957	BP Plc	14,397,914
318,482	British American Tobacco Plc	13,484,985
26,061	British American Tobacco Plc, Sponsored ADR	2,208,149
73,100	British Land Co. Plc REIT	539,282
117,432	British Sky Broadcasting Group Plc	1,204,401
1,374,650	BT Group Plc	3,681,135
9,949	BT Group Plc, Sponsored ADR	265,041
306,846	Bunzl Plc	3,640,784
53,780	Burberry Group Plc	972,499
632,137	Cable & Wireless Worldwide Plc	302,103
1,320,081	Cobham Plc	3,576,971
567,410	Compass Group Plc	4,583,638
182,200	Cookson Group Plc	1,220,232
29,958	Diageo Plc, Sponsored ADR	2,274,711
21,696	Domino’s Pizza UK & IRL Plc	149,404
104,489	Drax Group Plc	774,944
141,129	Eurasian Natural Resources Corp. Plc	1,255,595
384,625	Ferrexpo Plc	1,568,666
111,293	Firstgroup Plc	551,118
178,040	Game Group Plc	65,183
946,223	GKN Plc	2,555,489
647,079	Glaxosmithkline Plc	13,346,188
188,342	GlaxoSmithKline Plc, Sponsored ADR	7,776,641
12,858	Go-Ahead Group Plc	263,509
492,273	Halma Plc	2,409,088
38,108	Highland Gold Mining, Ltd.	94,997
9,692	Hochschild Mining Plc	61,451
358,674	Home Retail Group	621,981
1,269,739	HSBC Holdings Plc	9,667,182
15,904	Hunting Plc	147,114
54,500	Imperial Tobacco Group Plc	1,838,603
1,087,182	Inchcape Plc	4,701,883
195,900	Informa Plc	995,121
203,527	Inmarsat Plc	1,544,777

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

11,350	Intercontinental Hotels Group Plc	184,063
25,179	Intermediate Capital Group Plc	83,715
1,057,183	ITV Plc*	969,001
190,526	Jardine Lloyd Thompson Group Plc	1,861,008
89,711	John Wood Group Plc	736,300
44,606	Kazakhmys Plc	545,652
125,756	Kesa Electricals Plc	163,411
16,565	Kier Group Plc	325,158
693,049	Kingfisher Plc	2,653,847
4,828,500	Lloyds TSB Group Plc*	2,557,733
103,114	Logica Plc	125,310
30,412	Marks & Spencer Group Plc	147,693
13,423	Misys Plc*	44,810
74,485	Mondi Plc	545,852
212,347	Morgan Crucible Co. Plc	804,762
7,515	National Grid Plc, Sponsored ADR	372,744
27,714	New World Resources Plc	197,652
25,922	Northgate Plc*	100,614
1,190,173	Old Mutual Plc	1,922,329
5,128	Pennon Group Plc	53,733
196,817	Persimmon Plc	1,388,894
280,105	Premier Foods Plc*	44,756
749,201	Prudential Plc	6,405,966
245,977	QinetiQ Group Plc	442,904
81,378	Reckitt Benckiser Group Plc	4,109,997
9,019	Renishaw Plc	141,796
833,561	Rentokil Initial Plc*	921,614
172,956	Resolution, Ltd.	663,176
63,303	Restaurant Group Plc	269,169
23,343	Rexam Plc	111,830
116,600	Rio Tinto Plc	5,144,341
25,512	Rio Tinto Plc, Sponsored ADR	1,124,569
200,851	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	6,245,241
284,365	Royal Dutch Shell Plc Class A (London Exchange)	8,810,619
463,010	RSA Insurance Group Plc	793,375
199,155	SABMiller Plc	6,466,292
237,279	Sage Group Plc (The)	939,822
88,522	Shire Plc	2,757,445
19,106	Shire Plc, ADR	1,794,627
352,164	Smith & Nephew Plc	3,162,912
14,599	Smith & Nephew Plc, Sponsored ADR	652,429
125,578	Spectris Plc	2,272,235
311,393	Standard Chartered Plc	6,208,832
40,222	Standard Life Plc	124,439
1,605,034	Tesco Plc	9,378,932
392,318	Thomas Cook Group Plc	240,574
14,457	TT electronics Plc	34,855

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

17,202	Ultra Electronics Holdings Plc	401,009
119,204	United Business Media, Ltd.	828,845
62,500	Vectura Group Plc*	83,532
7,985,792	Vodafone Group Plc	20,600,905
235,490	Vodafone Group Plc, Sponsored ADR	6,040,319
154,056	WH Smith Plc	1,181,863
32,147	Whitbread Plc	786,849
69,262	William Hill Plc	243,107
171,799	Xstrata Plc	2,152,394

	Total United Kingdom	249,130,879

	TOTAL COMMON STOCKS (COST $1,570,379,992)	1,412,589,903

	INVESTMENT COMPANY — 0.8%

	United States — 0.8%

258,305	iShares MSCI EAFE Index Fund	12,334,064

	TOTAL INVESTMENT COMPANY (COST $13,767,592)	12,334,064

	PREFERRED STOCKS — 0.6%

	Brazil — 0.1%

50,600	Itau Unibanco Holding SA, 0.49%	791,882
64,500	Petroleo Brasileiro SA, 0.67%	663,677
26,900	Usinas Siderurgicas de Minas Gerais SA, 3.88%	152,451

	Total Brazil	1,608,010

	Germany — 0.5%

924	Draegerwerk AG & Co. KGaA, 1.50%	88,334
86,574	Henkel AG & Co. KGaA, 1.51%	4,606,873
2,975	RWE AG, 12.90%	102,217
14,900	Volkswagen AG, 2.27%	1,974,137

	Total Germany	6,771,561

	TOTAL PREFERRED STOCKS (COST $9,489,557)	8,379,571

	RIGHTS — 0.0%

	Australia — 0.0%

308,039	Goodman Fielder, Ltd., Strike Price $0.00, Expires 10/21/2011*	14,969

	Spain — 0.0%

128,214	Banco Bilbao Vizcaya Argentaria SA, Strike Price $0.00, Expires 10/20/2011*	18,923
153,511	CaixaBank SA, Strike Price $0.00, Expires 10/13/2011*	12,564

	Total Spain	31,487

	TOTAL RIGHTS (COST $30,058)	46,456

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	WARRANTS — 0.5%

	Bermuda — 0.5%

213,098	CLSA Financial Products, Strike Price $0.00, Expires 05/10/15* ¤ 144A	4,113,451
191,289	CLSA Financial Products, Strike Price $0.00, Expires 05/26/16* ¤	3,545,671

	Total Bermuda	7,659,122

	TOTAL WARRANTS (COST $12,169,967)	7,659,122

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

4,210,342	OTC Euro versus Japanese Yen with JP Morgan Securities, Inc., Strike Price $120.90, Expires 01/18/12	5,406
2,470,136	OTC Euro versus Japanese Yen with JP Morgan Securities, Inc., Strike Price $126.50, Expires 03/08/12	3,364
507,764,368	OTC USD versus Japanese Yen with Deutsche Bank AG, Strike Price $90.50, Expires 01/18/12	1,159

	TOTAL CALL OPTIONS PURCHASED (COST $276,395)	9,929

	Put Options — 0.0%

304,255,244	OTC Japanese Yen versus U.S. Dollar with Deutsche Bank AG, Strike Price $90.55, Expires 03/08/12	2,905
478,588,000	OTC Japanese Yen versus U.S. Dollar with UBS Securites LLC, Strike Price $84.80, Expires 08/09/12	70,416

	TOTAL PUT OPTIONS PURCHASED (COST $151,793)	73,321

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.2%

	Bank Deposit — 2.2%

32,087,394	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/03/11	32,087,394

	TOTAL SHORT-TERM INVESTMENTS (COST $32,087,394)	32,087,394

	TOTAL INVESTMENTS — 99.6% (Cost $1,638,352,748)	1,473,179,760

	Other Assets and Liabilities (net) — 0.4%	6,601,464

	NET ASSETS — 100.0%	$1,479,781,224

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depository Receipt

* Non-income producing security

 ¤ Illiquid security. The total market value of the securities at period end is $7,659,122 which represents 0.5% of net assets. The aggregate tax cost of these securities held at September 30, 2011 was $12,169,967.

 **** Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,400,597 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2011 was $1,201,301.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $6,720,063 which represents 0.5% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

A summary of outstanding financial instruments at September 30, 2011 is as follows:

Forward Currency Contracts

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)
Buys
10/14/11	AUD	BNP Paribas SA	9,142,000	$8,875,035	$(776,494)
10/14/11	AUD	Deutsche Bank AG	7,547,000	7,326,613	(543,399)
10/14/11	AUD	Westpac Banking Corp.	964,000	935,849	(77,117)
10/14/11	CAD	Barclays Bank Plc	594,000	569,877	(34,398)
10/14/11	CAD	CIitibank N.A.	1,083,000	1,039,018	(56,426)
10/14/11	CAD	Royal Bank of Canada	942,000	903,744	(13,669)
10/14/11	CHF	Barclays Bank Plc	2,146,000	2,363,100	(301,623)
10/14/11	CHF	Canadian Imperial Bank of Commerce	13,301,000	14,646,597	(1,209,729)
10/14/11	CHF	Deutsche Bank AG	6,509,000	7,167,484	(582,571)
10/14/11	CHF	UBS AG	1,554,000	1,711,211	(251,406)
1/13/12	CHF	Westpac Banking Corp.	707,000	780,092	(35,138)

10/14/11	EUR	Credit Suisse London Branch (GFX)	7,864,000	10,550,318	(590,611)
10/14/11	EUR	Royal Bank of Scotland Plc	5,376,000	7,212,425	(523,908)
10/14/11	GBP	Citibank N.A.	15,514,000	24,165,304	(943,019)
10/14/11	GBP	Credit Suisse London Branch (GFX)	5,267,000	8,204,116	(287,341)
10/14/11	GBP	HSBC Bank USA	1,389,000	2,163,569	(108,516)
10/14/11	JPY	Barclays Bank Plc	93,969,000	1,219,277	(4,134)
10/14/11	JPY	Standard Chartered Bank	529,188,000	6,866,380	149,627
10/14/11	JPY	Standard Chartered Bank	227,609,000	2,953,298	(19,302)
10/14/11	NOK	HSBC Bank USA	3,817,000	649,827	(52,382)
10/14/11	NOK	Royal Bank of Canada	59,391,000	10,111,049	(772,004)
10/14/11	NZD	HSBC Bank USA	14,109,000	10,777,350	(938,340)
10/14/11	SEK	HSBC Bank USA	44,120,000	6,420,476	(489,291)
10/14/11	SEK	Morgan Stanley & Co.	30,265,000	4,404,255	(315,434)

					$(8,776,625)

Sales
10/14/11	AUD	BNP Paribas SA	7,604,000	$7,381,948	$503,216
10/14/11	CAD	Barclays Bank Plc	8,858,000	8,498,266	651,474

10/14/11	CAD	Canadian Imperial Bank of Commerce	1,124,000	1,078,353	85,359
10/14/11	CAD	Royal Bank of Scotland Plc	886,000	850,018	43,244
10/14/11	CHF	Barclays Bank Plc	1,184,000	1,303,779	199,296
10/14/11	CHF	Credit Suisse London Branch (GFX)	10,627,000	11,702,082	2,354,611
10/14/11	CHF	Deutsche Bank AG	1,012,000	1,114,379	210,107
10/14/11	CHF	Royal Bank of Scotland Plc	2,451,000	2,698,956	387,946
10/14/11	CHF	UBS AG	1,348,000	1,484,371	165,643
10/14/11	EUR	Deutsche Bank AG	6,475,000	8,686,840	560,572

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Forward Currency Contracts — continued

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)
10/14/11	EUR	Goldman Sachs International	10,316,000	13,839,914	776,104
1/13/12	EUR	Westpac Banking Corp.	1,021,000	1,369,425	42,645
10/14/11	GBP	Barclays Bank Plc	18,357,000	28,593,688	770,903
10/14/11	GBP	HSBC Bank USA	2,157,000	3,359,840	144,918
10/14/11	JPY	Bank of America N.A.	593,449,000	7,700,186	(339,578)
10/14/11	JPY	Goldman Sachs International	1,126,892,000	14,621,776	(683,545)
10/14/11	NOK	BNP Paribas SA	29,716,000	5,059,015	452,563
10/14/11	NOK	Deutsche Bank AG	33,492,000	5,701,862	327,084
10/14/11	NZD	BNP Paribas SA	6,099,000	4,658,803	302,605
10/14/11	NZD	Deutsche Bank AG	6,592,000	5,035,388	439,268
10/14/11	NZD	Westpac Banking Corp.	1,418,000	1,083,158	145,964
10/14/11	SEK	Royal Bank of Scotland Plc	39,186,000	5,702,465	237,966

					$7,778,365

Currency Abbreviations

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound Sterling
JPY — Japanese Yen
NOK — Norwegian Krona
NZD — New Zealand Dollar
SEK — Swedish Krona

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
9	TOPIX Index	December 2011	$884,162	$19,024
23	STOXX 50 Index	December 2011	665,322	58,478

				$77,502

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Telecommunications	10.3
Banks	8.2
Pharmaceuticals	7.8
Oil & Gas	6.5
Insurance	5.4
Chemicals	4.6
Food	3.8
Retail	3.3
Auto Parts & Equipment	3.0
Agriculture	2.9
Beverages	2.7
Mining	2.6
Auto Manufacturers	2.5
Electric	2.5
Diversified Financial Services	1.8
Media	1.8
Commercial Services	1.7
Electronics	1.7
Internet	1.5
Cosmetics & Personal Care	1.4
Building Materials	1.3
Health Care — Products	1.3
Semiconductors	1.3
Transportation	1.3
Holding Companies — Diversified	1.2
Electrical Components & Equipment	1.0
Software	1.0
Real Estate	0.9
Computers	0.8
Equity Fund	0.8
Miscellaneous — Manufacturing	0.8
Engineering & Construction	0.7
Iron & Steel	0.7
Airlines	0.6
Distribution & Wholesale	0.6
Home Builders	0.6
Household Products & Wares	0.6
Metal Fabricate & Hardware	0.6
Oil & Gas Services	0.6
Apparel	0.5
Aerospace & Defense	0.4
Biotechnology	0.4
Health Care — Services	0.4
Machinery — Construction & Mining	0.4
Entertainment	0.3
Food Service	0.3
Gas	0.3
Home Furnishings	0.3

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Office & Business Equipment	0.3
Leisure Time	0.2
Lodging	0.2
Machinery — Diversified	0.2
Environmental Control	0.1
Hand & Machine Tools	0.1
Investment Companies	0.1
REITS	0.1
Toys, Games & Hobbies	0.1
Coal	0.0
Energy-Alternate Sources	0.0
Forest Products & Paper	0.0
Packaging & Containers	0.0
Textiles	0.0
Water	0.0
Short-Term Investments and Other Assets and Liabilities (net)	2.6

100.0%

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 102.2%

	Asset Backed Securities — 4.4%

83,962	ACE Securities Corp., Series 2005-SD3, Class A, 0.63%, due 08/25/45†	78,507
42,210	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	28,703
34,136	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	22,530
95,191	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.52%, due 11/25/45†	56,726
417,959	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.58%, due 04/25/34†	338,144
695,300	Argent Securities, Inc., Series 2003-W9, Class M1, 1.27%, due 03/25/34†	582,374
292,552	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.20%, due 12/15/33†	238,364
320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.64%, due 05/20/16 144A	343,443
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 3.15%, due 03/20/17 144A	216,588
43,899	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.91%, due 02/28/44†	39,236
86,926	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.87%, due 05/28/44†	79,693
217,111	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.80%, due 09/25/34†	188,689
308,935	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3, Class 1A1A, 5.50%, due 08/25/36	205,905
348,433	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.59%, due 09/25/35†	289,430
66,096	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.63%, due 12/25/42†	57,786
205,738	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 0.34%, due 12/25/36†	201,836
1,566,713	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,805,000
400,000	Brazos Higher Education Authority, Series 2010-1, Class A2, 1.51%, due 02/25/35†	382,448
912,624	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	1,052,962
402,029	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.43%, due 11/25/45† 144A	284,992
110,287	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A, 0.30%, due 05/25/37†	88,179
137,206	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.65%, due 03/15/19	137,206
36,703	Continental Airlines Pass Through Trust, Series 2003-ERJ1, Class A, 7.88%, due 01/02/20	35,234
244,657	Continental Airlines Pass Through Trust, Series 2004-ERJ1, Class A, 9.56%, due 09/01/19	242,211
339,528	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.80%, due 04/01/21	337,830

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

1,107,899	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 0.68%, due 03/25/47† 144A	489,791
75,649	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.47%, due 12/15/35†	36,613
51,074	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.46%, due 12/15/35†	28,170
102,140	CVS Pass-Through Trust, 5.88%, due 01/10/28	106,862
237,419	CVS Pass-Through Trust, 6.04%, due 12/10/28	250,551
55,183	CVS Pass-Through Trust, 6.94%, due 01/10/30	62,174
320,000	CVS Pass-Through Trust, 9.35%, due 01/10/23 144A	368,795
226,902	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	228,604
150,000	Education Funding Capital Trust I, Series 2004-1, Class A5, 1.71%, due 06/15/43†	138,844
425,000	Greenpoint Manufactured Housing, Series 1999-2, Class A2, 3.10%, due 03/18/29†	349,025
820,000	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7, 7.27%, due 06/15/29	767,842
250,000	Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, 3.73%, due 06/19/29†	199,995
250,000	Greenpoint Manufactured Housing, Series 1999-4, Class A2, 3.73%, due 02/20/30†	201,841
325,000	Greenpoint Manufactured Housing, Series 2000-6, Class A3, 2.22%, due 11/22/31†	269,960
375,000	Greenpoint Manufactured Housing, Series 2001-2, Class IA2, 3.71%, due 02/20/32†	246,167
500,000	Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, 3.69%, due 03/13/32†	318,896
50,085	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.45%, due 07/25/30†	41,643
245,953	GSAA Trust, Series 2006-14, Class A1, 0.28%, due 09/25/36†	98,061
733,638	GSAMP Trust, Series 2004-SEA2, Class A2B, 0.78%, due 03/25/34†	713,408
163,004	GSAMP Trust, Series 2006-S4, Class A1, 0.32%, due 05/25/36†	14,309
410,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.29%, due 03/25/16 144A	444,330
579,344	Home Equity Asset Trust, Series 2003-8, Class M1, 1.31%, due 04/25/34†	463,672
800,000	Illinois Student Assistance Commission, Series 2010-1, Class A3, 1.15%, due 07/25/45†	769,648
363,259	Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 1A2B, 0.43%, due 05/25/36†	195,177
1,230,221	Keycorp Student Loan Trust, Series 2002-A, Class 1A2, 0.51%, due 08/27/31†	1,128,985
905,021	Keycorp Student Loan Trust, Series 2003-A, Class 1A2, 0.51%, due 10/25/32†	844,927
212,361	Merrill Lynch Mortgage Investors, Inc., Series 2007-MLN1, Class A2A, 0.34%, due 03/25/37†	106,122
526,668	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.25%, due 10/25/33†	406,551
449,643	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.43%, due 06/25/33†	385,442
355,046	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.28%, due 06/25/33†	288,146
159,554	Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2FP, 0.38%, due 02/25/37†	95,905
1,100,000	Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 0.70%, due 03/22/32†	1,108,387
372,158	North Carolina State Education Assistance Authority, Series 2010-1, Class A1, 1.15%, due 07/25/41†	361,656

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

346,614	Novastar Home Equity Loan, Series 2003-3, Class A3, 1.13%, due 12/25/33†	287,197
332,956	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, 1.29%, due 12/25/33†	285,032
1,700,000	Origen Manufactured Housing, Series 2006-A, Class A2, 3.71%, due 10/15/37†	1,557,628
1,700,000	Origen Manufactured Housing, Series 2007-A, Class A2, 3.71%, due 04/15/37†	1,568,602
604,150	Park Place Securities, Inc., Series 2004-WCW2, Class M1, 0.85%, due 10/25/34†	576,040
215,437	RAAC Series, Series 2006-RP2, Class A, 0.48%, due 02/25/37† 144A	153,698
158,759	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37††	86,072
29,060	SACO I, Inc., Series 2005-7, Class A, 0.79%, due 09/25/35†	25,674
429,864	SACO I, Inc., Series 2006-5, Class 1A, 0.53%, due 04/25/36†	150,407
163,092	SACO I, Inc., Series 2006-6, Class A, 0.49%, due 06/25/36†	53,369
607,660	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.69%, due 05/25/35†	409,264
1,100,000	SLM Student Loan Trust, Series 2002-5, Class B, 0.78%, due 09/16/24†	992,956
500,000	SLM Student Loan Trust, Series 2003-11, Class A6, 0.64%, due 12/15/25† 144A	469,162
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.55%, due 01/25/18†	541,147
1,856,125	SLM Student Loan Trust, Series 2008-9, Class A, 1.75%, due 04/25/23†	1,908,902
7,280,416	SLM Student Loan Trust, Series 2009-B, Class A1, 6.23%, due 07/15/42† 144A	6,824,534
1,214,847	SLM Student Loan Trust, Series 2009-CT, Class 1A, 2.35%, due 04/15/39† 144A	1,227,118
2,753,916	SLM Student Loan Trust, Series 2009-D, Class A, 3.50%, due 08/17/43† 144A	2,737,116
1,053,327	SLM Student Loan Trust, Series 2010-1, Class A, 0.63%, due 03/25/25†	1,049,151
3,664,204	SLM Student Loan Trust, Series 2010-A, Class 2A, 3.48%, due 05/16/44† 144A	3,819,170
549,630	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	623,438
126,090	Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A2, 0.34%, due 01/25/37†	105,268
98,355	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.31%, due 06/25/37†	84,825
45,110	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	41,013
354,982	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.34%, due 02/25/36† 144A	14,698
54,547	UAL Pass Through Trust, Series 2009-1, 10.40%, due 05/01/18	58,911
106,721	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 01/15/17	116,860
1,705,959	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 1.21%, due 05/25/46†	839,025
54,828	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.52%, due 07/25/45†	43,002

		45,513,794

	Bank Loans — 1.0%

750,000	Caesars Entertainment, Term Loan B2, 3.25%, due 01/28/15	630,625
500,000	Capsuegal Healthcare, Ltd., Term Loan, 5.25%, due 08/01/18	493,906
474,674	CHS Community Health Systems, Inc., Non-Extended Delayed Term Loan, 2.57%, due 07/25/14	445,336
24,354	CHS Community Health Systems, Inc., Non-Extended Term Loan, 2.57%, due 07/25/14	22,849

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Bank Loans — continued

600,000	Delos Aircraft, Inc., Term Loan B2, 7.00%, due 03/17/16	601,500
498,747	Emergency Medical Services Corp., Term Loan, 5.25%, due 05/25/18	475,784
468,825	Exopack Holding Corp., Term Loan, 6.50%, due 05/26/17	440,696
500,000	Fairmount Minerals, New Term Loan B, 5.25%, due 03/15/17	493,125
500,000	Frac Tech International, LLC, Term Loan B, 6.25%, due 05/06/16	492,396
498,744	Gymboree Corp., New Term Loan, 5.00%, due 02/23/18	445,856
498,744	Hanger Orthopedic Group, Inc., Term Loan C, 4.00%, due 12/01/16	482,535
498,607	Health Management Associates, Inc., Term Loan B, 2.12%, due 02/28/14	470,560
1,400,000	International Lease Finance Corp., Term Loan B1, 6.75%, due 03/17/15	1,404,666
415,273	Las Vegas Sands, LLC, Extended Delayed Draw Term Loan, 2.74%, due 11/23/16	389,022
83,464	Las Vegas Sands, LLC, Extended Term Loan B, 2.74%, due 11/23/16	78,143
1,000,000	Reynolds Group Holdings, Inc., Tranche C Term Loan, 6.50%, due 08/09/18	970,417
498,750	Royalty Pharma Finance Trust, Tranche 2 Term Loan, 4.00%, due 05/09/18	495,009
500,000	Sunguard Data Systems, Inc., Tranch B Term Loan, 3.89%, due 02/28/16	481,666
500,000	Univision Communications, Inc., Extended Term Loan, 4.45%, due 03/31/17	426,042
500,000	Walter Energy, Inc., Term Loan B, 4.00%, due 04/02/18	485,125

		10,225,258

	Convertible Debt — 0.0%

245,000	Icahn Enterprises, LP, 4.00%, due 08/15/13†	227,556

	Corporate Debt — 30.3%

85,000	ACCO Brands Corp., 10.63%, due 03/15/15	91,800
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	683,400
300,000	Alcatel-Lucent USA, Inc., 6.45%, due 03/15/29	250,500
155,000	Alere, Inc., 8.63%, due 10/01/18	141,050
115,000	Alere, Inc., 9.00%, due 05/15/16	110,400
275,000	Aleris International, Inc., 7.63%, due 02/15/18 144A	248,188
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14**** †††	—
350,000	Alliant Techsystems, Inc., 6.88%, due 09/15/20	351,750
2,950,000	Ally Financial, Inc., 4.50%, due 02/11/14	2,706,625
185,000	Ally Financial, Inc., 6.75%, due 12/01/14	177,831
1,550,000	Ally Financial, Inc., 7.50%, due 09/15/20	1,408,562
280,000	Ally Financial, Inc., 8.00%, due 03/15/20	259,874
200,000	Alpha Natural Resources, Inc., 6.00%, due 06/01/19	187,500
35,000	Alpha Natural Resources, Inc., 6.25%, due 06/01/21	32,856
490,000	Altria Group, Inc., 4.75%, due 05/05/21	507,815
270,000	Altria Group, Inc., 8.50%, due 11/10/13	308,090
490,000	Altria Group, Inc., 9.25%, due 08/06/19	643,244
370,000	Amerada Hess Corp., 7.30%, due 08/15/31	474,417
290,000	America Movil SAB de CV, 5.00%, due 03/30/20	309,140
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	168,041
85,000	American Airlines 2011-2 Class A Pass Through Trust, 8.63%, due 10/15/21	84,735
240,000	American Express Co., 8.13%, due 05/20/19	303,357
690,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66†	671,025

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

1,900,000	American Express Credit Corp., 5.88%, due 05/02/13	2,015,725
100,000	American General Finance Corp., 5.40%, due 12/01/15	73,500
300,000	American International Group, Inc., 3.75%, due 11/30/13 144A	300,426
525,000	American International Group, Inc., 4.25%, due 09/15/14	510,928
1,500,000	American International Group, Inc., 5.85%, due 01/16/18	1,489,909
1,000,000	American International Group, Inc., 6.40%, due 12/15/20	1,020,550
7,375,000	American International Group, Inc., 8.25%, due 08/15/18	8,196,472
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/37	320,850
330,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	325,050
210,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, due 05/20/21	203,700
310,000	Amsted Industries, Inc., 8.13%, due 03/15/18 144A	322,400
430,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	510,613
180,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	202,181
740,000	Anglo American Capital Plc, 4.45%, due 09/27/20 144A	742,549
660,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 04/15/20	756,368
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	396,805
700,000	Apache Corp., 5.25%, due 04/15/13	745,426
150,000	APERAM, 7.38%, due 04/01/16 144A	132,750
265,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	269,638
110,000	ARAMARK Holdings Corp., 8.63%, due 05/01/16 144A	108,900
740,000	Arch Coal, Inc., 7.00%, due 06/15/19 144A	706,700
250,000	Ardagh Packaging Finance, 9.13%, due 10/15/20 144A	226,250
200,000	Associated Materials LLC, 9.13%, due 11/01/17	163,000
210,000	Astoria Depositor Corp., Series B, 8.14%, due 05/01/21 144A	186,900
340,000	AT&T, Inc., 3.88%, due 08/15/21	350,459
1,110,000	AT&T, Inc., 5.55%, due 08/15/41	1,199,556
80,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	92,468
780,000	AT&T, Inc., Global Note, 6.30%, due 01/15/38	896,566
1,250,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	1,485,472
160,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, due 01/15/19	147,200
15,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, due 03/15/18	14,925
1,965,000	BAC Capital Trust VI, 5.63%, due 03/08/35	1,411,978
1,050,000	BAC Capital Trust XI, 6.63%, due 05/23/36	797,689
20,000	BAC Capital Trust XIV, 5.63%, due 09/29/49†	11,100
410,000	Baker Hughes, Inc., Senior Note, 7.50%, due 11/15/18	539,557
610,000	Ball Corp., 5.75%, due 05/15/21	596,275
250,000	Ball Corp., 6.75%, due 09/15/20	260,000
85,000	Ball Corp., 7.38%, due 09/01/19	90,100
210,000	Ball Corp., Senior Note, 6.63%, due 03/15/18	212,100
400,000	Bank of America Corp., 4.50%, due 04/01/15	379,398
1,040,000	Bank of America Corp., 5.00%, due 05/13/21	929,553
380,000	Bank of America Corp., 5.63%, due 07/01/20	350,591
3,510,000	Bank of America Corp., 7.63%, due 06/01/19	3,692,309
70,000	Bank of America Corp., 8.00%, due 12/29/49†	59,580
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	475,404

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

2,670,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	2,507,258
280,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, due 01/22/15 144A	297,891
100,000	Bank One Capital III, 8.75%, due 09/01/30	123,892
900,000	Barclays Bank Plc, 5.13%, due 01/08/20	883,431
140,000	Barclays Bank Plc, 5.20%, due 07/10/14	143,267
575,000	Barclays Bank Plc, 6.75%, due 05/22/19	622,133
2,300,000	Barclays Bank Plc, 7.43%, due 09/29/49† 144A	1,897,500
400,000	Barclays Bank Plc, 10.18%, due 06/12/21 144A	429,232
120,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	110,284
580,000	Barrick Gold Corp., 6.95%, due 04/01/19	704,301
50,000	Barrick North America Finance LLC, 4.40%, due 05/30/21	51,372
45,000	Basic Energy Services, Inc., 7.75%, due 02/15/19 144A	42,975
215,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	205,325
1,000,000	BBVA US Senior SAU, 3.25%, due 05/16/14	937,708
225,000	BE Aerospace, Inc., Senior Note, 8.50%, due 07/01/18	241,875
255,000	Beazer Homes USA, Inc., 8.13%, due 06/15/16	171,488
40,000	Berkshire Hathaway, Inc., 3.20%, due 02/11/15	42,088
900,000	BHP Billiton Finance USA, Ltd., 6.50%, due 04/01/19	1,107,634
255,000	Boart Longyear Management Pty, Ltd., 7.00%, due 04/01/21 144A	253,725
260,000	Boeing Capital Corp., 4.70%, due 10/27/19	295,563
280,000	Boeing Co. (The), 4.88%, due 02/15/20	320,050
285,000	Boise Cascade LLC, Senior Subordinated Note, 7.13%, due 10/15/14	277,163
255,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, due 11/01/17	267,750
90,000	Bombardier, Inc., 7.50%, due 03/15/18 144A	95,400
245,000	Bombardier, Inc., 7.75%, due 03/15/20 144A	262,150
1,550,000	Boston Properties, LP REIT, 4.13%, due 05/15/21	1,492,329
250,000	Boston Properties, LP REIT, 5.88%, due 10/15/19	274,833
1,400,000	Boston Scientific Corp., 6.00%, due 01/15/20	1,572,169
425,000	Boston Scientific Corp., 6.40%, due 06/15/16	475,502
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	22,200
270,000	BP Capital Markets Plc, 3.13%, due 10/01/15	279,247
500,000	BP Capital Markets Plc, 5.25%, due 11/07/13	538,636
160,000	BP Capital Markets Plc, Guaranteed Note, 3.88%, due 03/10/15	169,771
255,000	Caesars Entertainment Operating Co., Inc., 10.00%, due 12/15/18	153,000
85,000	Caesars Entertainment Operating Co., Inc., 12.75%, due 04/15/18	58,013
180,000	Caesars Entertainment Operating Co., Inc., Guaranteed Note, 10.00%, due 12/15/18	101,700
195,000	Calpine Construction Finance Co., LP and CCFC Finance Corp., 8.00%, due 06/01/16 144A	200,850
140,000	Calpine Corp., 7.25%, due 10/15/17 144A	135,800
520,000	Calpine Corp., 7.50%, due 02/15/21 144A	499,200
245,000	Calpine Corp., 7.88%, due 07/31/20 144A	237,650
260,000	Calpine Corp., 7.88%, due 01/15/23 144A	252,200
4,000,000	Canadian Imperial Bank of Commerce, 2.00%, due 02/04/13 144A	4,060,768
1,100,000	Capital One Financial Corp., 4.75%, due 07/15/21	1,103,948
1,625,000	Capital One Financial Corp., 6.75%, due 09/15/17	1,845,231
310,000	Case New Holland, Inc., 7.88%, due 12/01/17	331,700
340,000	Caterpillar, Inc., 3.90%, due 05/27/21	367,435

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19	199,875
1,680,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19 144A	1,633,800
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, due 10/30/17	206,025
1,320,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18	1,761,436
319,300	Century Aluminum Co., 8.00%, due 05/15/14	319,300
280,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, due 11/15/17 144A	278,600
280,000	CF Industries, Inc., 6.88%, due 05/01/18	313,250
5,000	CF Industries, Inc., 7.13%, due 05/01/20	5,706
340,000	CHC Helicopter SA, 9.25%, due 10/15/20 144A	290,700
95,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	98,800
440,000	Chesapeake Energy Corp., 6.63%, due 08/15/20	455,400
200,000	Chesapeake Energy Corp., 6.88%, due 08/15/18	207,000
335,000	Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18	358,450
230,000	Chesapeake Midstream Partners, LP/CHKM Finance Corp., 5.88%, due 04/15/21 144A	219,650
4,000,000	Cie de Financement Foncier, 2.13%, due 04/22/13 144A	4,008,580
630,000	Cie Generale de Geophysique-Veritas SA, 6.50%, due 06/01/21 144A	570,150
120,000	Cie Generale de Geophysique-Veritas SA, Senior Note, 7.75%, due 05/15/17	118,800
385,000	CIGNA Corp., 5.38%, due 03/15/17	428,909
1,100,000	CIGNA Corp., 6.15%, due 11/15/36	1,292,897
200,000	CIGNA Corp., 8.50%, due 05/01/19	262,066
13,904	CIT Group, Inc., 7.00%, due 05/01/14	14,200
79,501	CIT Group, Inc., 7.00%, due 05/01/15	79,004
75,000	CIT Group, Inc., 7.00%, due 05/04/15 144A	74,531
132,504	CIT Group, Inc., 7.00%, due 05/01/16	128,695
195,000	CIT Group, Inc., 7.00%, due 05/02/16 144A	189,638
185,106	CIT Group, Inc., 7.00%, due 05/01/17	179,784
233,000	CIT Group, Inc., 7.00%, due 05/02/17 144A	226,301
100,000	Citigroup, Inc., 1.70%, due 06/28/13†	128,761
560,000	Citigroup, Inc., 3.95%, due 06/15/16	559,261
810,000	Citigroup, Inc., 5.38%, due 08/09/20	840,648
830,000	Citigroup, Inc., 6.00%, due 12/13/13	872,254
1,250,000	Citigroup, Inc., 6.01%, due 01/15/15	1,329,469
4,620,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	4,943,123
540,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	568,490
400,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	435,668
600,000	Citigroup, Inc., Subordinated Note, 5.00%, due 09/15/14	588,852
220,000	CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, due 01/15/16 144A	207,900
50,000	Clear Channel Communications, Inc., 5.50%, due 12/15/16	18,750
110,000	Clear Channel Communications, Inc., 6.88%, due 06/15/18	44,825
65,000	Clear Channel Communications, Inc., 7.25%, due 10/15/27	23,238
150,000	Clear Channel Communications, Inc., 9.00%, due 03/01/21	112,125
25,000	Clear Channel Worldwide Holdings, Inc., 9.25%, due 12/15/17	25,500
75,000	Clear Channel Worldwide Holdings, Inc., 9.25%, due 12/15/17	77,063
195,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, due 12/15/17	203,288

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

105,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, due 12/15/19	109,725
25,000	CNH Americah LLC, 7.25%, due 01/15/16	26,000
320,000	Comcast Corp., 5.65%, due 06/15/35	336,096
1,375,000	Comcast Corp., 5.88%, due 02/15/18	1,595,154
290,000	Comcast Corp., 6.30%, due 11/15/17	339,478
370,000	Comcast Corp., 6.40%, due 03/01/40	432,122
870,000	Comcast Corp., 6.50%, due 01/15/15	992,298
130,000	Comcast Corp., 6.50%, due 01/15/17	152,861
40,000	Comcast Corp., 6.95%, due 08/15/37	48,107
100,000	Comcast Corp., Guaranteed Note, 6.45%, due 03/15/37	115,421
310,000	Commonwealth Bank of Australia, 3.75%, due 10/15/14 144A	322,214
130,000	Commonwealth Bank of Australia, 5.00%, due 10/15/19 144A	135,199
290,000	CommScope, Inc., 8.25%, due 01/15/19 144A	284,200
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	130,650
553,000	Concho Resources, Inc., 6.50%, due 01/15/22	547,470
490,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	654,157
240,000	ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	296,327
90,000	Consol Energy, Inc., 6.38%, due 03/01/21 144A	87,300
220,000	Consol Energy, Inc., 8.25%, due 04/01/20	232,650
250,000	Constellation Brands, Inc., Senior Note, 7.25%, due 05/15/17	263,750
460,000	Continental Airlines, Inc., 6.75%, due 09/15/15 144A	443,900
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	185,510
240,000	Cox Communications, Inc., 5.45%, due 12/15/14	265,940
2,150,000	COX Communications, Inc., 5.88%, due 12/01/16 144A	2,440,598
450,000	Credit Agricole SA, 2.63%, due 01/21/14 144A	429,962
1,020,000	Credit Agricole SA, 8.38%, due 10/29/49† 144A	808,350
190,000	Credit Suisse AG Guernsey Branch, 5.86%, due 05/29/49†	150,100
500,000	Credit Suisse/New York, Subordinated Note, 6.00%, due 02/15/18	508,054
240,000	Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, due 05/15/17	255,000
300,000	Crown Castle International Corp., 7.13%, due 11/01/19	310,500
150,000	Crown Castle International Corp., Senior Note, 9.00%, due 01/15/15	159,750
550,000	CSX Corp., 7.38%, due 02/01/19	697,854
700,000	CVS Caremark Corp., 6.60%, due 03/15/19	852,748
550,000	Daimler Finance North America LLC, 2.63%, due 09/15/16 144A	537,041
150,000	Daimler Finance North America LLC, 3.88%, due 09/15/21 144A	146,628
700,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	768,924
235,000	Delta Air Lines 2010-1 Class B Pass Through Trust, 6.38%, due 07/02/17	211,500
375,000	Delta Air Lines, Inc., 12.25%, due 03/15/15 144A	400,312
255,000	Denbury Resources, Inc., 6.38%, due 08/15/21	248,625
95,000	Denbury Resources, Inc., 8.25%, due 02/15/20	100,225
35,000	Denbury Resources, Inc., 9.75%, due 03/01/16	37,975
500,000	Deutsche Bank AG/London, 4.88%, due 05/20/13	516,927
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	341,664
650,000	Devon Energy Corp., 7.95%, due 04/15/32	926,802
730,000	Diageo Capital Plc, 4.83%, due 07/15/20	818,331
65,000	DISH DBS Corp., 6.75%, due 06/01/21 144A	62,400

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

115,000	DISH DBS Corp., 7.88%, due 09/01/19	117,875
500,000	Dominion Resources, Inc., 5.20%, due 08/15/19	578,286
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	428,056
215,000	Domtar Corp., 10.75%, due 06/01/17	268,750
1,250,000	Dow Chemical Co. (The), 5.70%, due 05/15/18	1,392,816
575,000	Dow Chemical Co. (The), 9.40%, due 05/15/39	890,944
500,000	Duke Energy Corp., 5.63%, due 11/30/12	524,778
155,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	157,519
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	41,700
745,000	Echostar DBS Corp., Senior Note, 7.13%, due 02/01/16	758,037
110,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	113,300
5,000	Edison Mission Energy, Senior Note, 7.20%, due 05/15/19	2,875
70,000	Edison Mission Energy, Senior Note, 7.63%, due 05/15/27	38,850
65,000	EH Holding Corp., 7.63%, due 06/15/21 144A	62,888
78,000	El Paso Corp., 7.75%, due 01/15/32	90,734
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	540,080
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	250,826
1,708,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, due 12/01/20	1,673,840
300,000	Energy Transfer Equity, LP, 7.50%, due 10/15/20	309,750
720,000	Energy Transfer Partners, LP, 9.00%, due 04/15/19	868,529
185,000	EnergySolutions, Inc./EnergySolutions LLC, 10.75%, due 08/15/18	185,925
750,000	Enterprise Products Operating LLC, 4.05%, due 02/15/22	752,946
1,000,000	Enterprise Products Operating LLC, 5.25%, due 01/31/20	1,100,817
400,000	Enterprise Products Operating LLC, 5.70%, due 02/15/42	422,437
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49¤ ****	21,268
175,000	Ferrellgas, LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21	149,625
600,000	Fiat Finance & Trade SA, 9.00%, due 07/30/12	821,121
250,000	Fifth Third Capital Trust IV, 6.50%, due 04/15/67†	238,775
9,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	9,049
1,245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	1,539,898
70,000	FMG Resources August 2006 Pty, Ltd., 6.38%, due 02/01/16 144A	63,350
310,000	FMG Resources August 2006 Pty, Ltd., 6.88%, due 02/01/18 144A	274,350
205,000	Ford Holdings LLC, 9.30%, due 03/01/30	263,188
750,000	Ford Motor Co., 6.63%, due 10/01/28	748,086
110,000	Ford Motor Co., 7.13%, due 11/15/25	109,078
1,206,000	Ford Motor Credit Co., 8.00%, due 12/15/16	1,319,014
1,500,000	Ford Motor Credit Co. LLC, 5.63%, due 09/15/15	1,512,622
2,100,000	Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	2,083,198
240,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	239,165
100,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	113,820
440,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	531,300
1,080,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	1,159,575
380,000	Freescale Semiconductor, Inc., Series 1, 9.25%, due 04/15/18 144A	392,350
130,000	Fresenius Medical Care US Finance, Inc., 6.88%, due 07/15/17	134,550
90,000	Frontier Communications Corp., 7.00%, due 11/01/25	77,850
103,000	Frontier Communications Corp., 7.05%, due 10/01/46	81,370

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

3,000,000	Gazprom Via Gaz Capital SA, 6.51%, due 03/07/22 144A	2,947,500
2,600,000	General Electric Capital Corp., 0.65%, due 06/20/14†	2,552,490
1,020,000	General Electric Capital Corp., 2.13%, due 12/21/12	1,042,498
1,495,000	General Electric Capital Corp., 4.38%, due 09/16/20	1,524,042
1,785,000	General Electric Capital Corp., 4.63%, due 01/07/21	1,856,052
80,000	General Electric Capital Corp., 5.30%, due 02/11/21	83,145
1,850,000	General Electric Capital Corp., 5.50%, due 01/08/20	2,021,232
960,000	General Electric Capital Corp., 6.00%, due 08/07/19	1,082,332
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	810,550
170,000	GenOn Americas Generation LLC, 9.13%, due 05/01/31	143,650
180,000	Geokinetics Holdings USA, Inc., 9.75%, due 12/15/14	142,650
120,000	Giant Funding Corp., 8.25%, due 02/01/18 144A	120,600
580,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	702,359
225,000	Glencore Funding LLC, Guaranteed Note, 6.00%, due 04/15/14 144A	231,689
150,000	Glitnir Banki HF, 6.33%, due 12/31/49††† ¤ 144A	39,750
290,000	Glitnir Banki HF, 6.38%, due 09/25/12††† ¤ 144A	76,850
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16††† 144A	3,232
15,000	GMAC LLC, Global Note, 6.75%, due 12/01/14	14,551
30,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 06/01/43†	18,750
90,000	Goldman Sachs Group (The), Inc., 3.63%, due 08/01/12	91,265
30,000	Goldman Sachs Group (The), Inc., 4.75%, due 07/15/13	30,886
140,000	Goldman Sachs Group (The), Inc., 5.25%, due 07/27/21	138,374
30,000	Goldman Sachs Group (The), Inc., 5.30%, due 02/14/12	30,375
480,000	Goldman Sachs Group (The), Inc., 5.38%, due 03/15/20	477,476
140,000	Goldman Sachs Group (The), Inc., 5.45%, due 11/01/12	144,356
1,110,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,144,276
350,000	Goldman Sachs Group (The), Inc., 6.00%, due 06/15/20	360,640
200,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	207,531
1,160,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	1,131,726
60,000	Goldman Sachs Group (The), Inc., 6.60%, due 01/15/12	60,866
480,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	536,409
130,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	135,142
2,600,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	2,711,257
80,000	Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20	81,800
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	14,775
75,000	Hapag-Lloyd AG, 9.75%, due 10/15/17 144A	52,125
165,000	Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	166,015
110,000	HBOS Capital Funding, LP, 6.07%, due 06/29/49† 144A	67,100
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	108,173
20,000	HCA, Inc., 5.75%, due 03/15/14	19,600
9,000	HCA, Inc., 6.25%, due 02/15/13	9,169
1,570,000	HCA, Inc., 6.50%, due 02/15/16	1,507,200
600,000	HCA, Inc., 6.50%, due 02/15/20	588,000
3,700,000	HCA, Inc., 6.75%, due 07/15/13	3,774,000
230,000	HCA, Inc., 7.88%, due 02/15/20	239,200
200,000	HCA, Inc., 8.00%, due 10/01/18	195,750
600,000	Health Net, Inc., 6.38%, due 06/01/17	622,500

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

215,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	219,300
180,000	Hertz Corp. (The), 6.75%, due 04/15/19	164,250
190,000	Hertz Corp. (The), 7.50%, due 10/15/18	182,400
19,000	Hertz Corp., Senior Note, 8.88%, due 01/01/14	19,095
40,000	Hess Corp., 7.88%, due 10/01/29	53,973
570,000	Hess Corp., 8.13%, due 02/15/19	735,748
78,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	79,365
285,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, due 02/01/18	236,550
110,000	Hornbeck Offshore Services, Inc., 8.00%, due 09/01/17	110,000
250,000	Hornbeck Offshore Services, Inc., Senior Note, Series B, 6.13%, due 12/01/14	247,500
300,000	HSBC Finance Capital Trust IX, 5.91%, due 11/30/35†	250,500
990,000	HSBC Finance Corp., 6.68%, due 01/15/21 144A	974,651
350,000	HSBC Holdings Plc, 5.10%, due 04/05/21	361,089
575,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 05/02/36	578,837
1,750,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	1,722,976
395,000	Huntsman International LLC, 8.63%, due 03/15/20	386,112
100,000	Huntsman International LLC, 8.63%, due 03/15/21	96,250
75,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 7.75%, due 01/15/16	75,281
300,000	ICICI Bank, Ltd., Reg S, Subordinated Note, 6.38%, due 04/30/22†	250,500
190,000	Inergy, LP/Inergy Finance Corp., 6.88%, due 08/01/21	173,850
140,000	Inergy, LP/Inergy Finance Corp., 7.00%, due 10/01/18	132,300
16,000	Inergy, LP/Inergy Finance Corp., 8.75%, due 03/01/15	16,400
30,000	ING Capital Funding Trust III, 3.97%, due 12/29/49†	22,531
350,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20 144A	323,750
110,000	Intelsat Jackson Holdings SA, 8.50%, due 11/01/19	107,800
20,000	Intelsat Jackson Holdings SA, 9.50%, due 06/15/16	20,325
300,000	Intelsat Luxembourg SA, 11.25%, due 02/04/17	261,000
125,000	Intelsat Luxembourg SA, 11.50%, due 02/04/17	107,813
285,000	Interface, Inc., 7.63%, due 12/01/18	286,425
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	194,275
300,000	International Lease Finance Corp., 0.60%, due 07/13/12†	285,637
220,000	International Lease Finance Corp., 6.50%, due 09/01/14 144A	221,100
1,130,000	International Lease Finance Corp., 6.75%, due 09/01/16 144A	1,138,475
370,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15 144A	324,190
345,000	Iron Mountain, Inc., 8.38%, due 08/15/21	353,625
75,000	Iron Mountain, Inc., 8.75%, due 07/15/18	76,875
270,000	Isle of Capri Casinos, Inc., 7.00%, due 03/01/14	246,713
310,000	Jarden Corp., 7.50%, due 01/15/20	315,037
1,500,000	JPMorgan Chase & Co., 4.25%, due 10/15/20	1,506,354
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	91,127
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	871,673
1,325,000	JPMorgan Chase & Co., 4.95%, due 03/25/20	1,403,570
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,087,924
1,440,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,576,414
300,000	JPMorgan Chase Bank NA, 0.67%, due 06/13/16†	275,569
280,000	K Hovnanian Enterprises, Inc., 10.63%, due 10/15/16	211,400
115,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	64,975

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

310,000	Kansas City Southern de Mexico SA de CV, 6.13%, due 06/15/21	310,000
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16††† 144A	510
1,680,000	Kaupthing Bank HF, 7.63%, due 02/28/15††† ¤ 144A	420,000
210,000	Kerr-McGee Corp., 6.95%, due 07/01/24	245,983
720,000	Kerr-McGee Corp., 7.88%, due 09/15/31	887,832
270,000	Key Energy Services, Inc., 6.75%, due 03/01/21	261,225
1,000,000	KeyCorp, 6.50%, due 05/14/13	1,067,078
20,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	20,515
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	64,341
770,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	872,966
2,300,000	Kinder Morgan Finance Co. ULC, Guranteed Note, 5.70%, due 01/05/16	2,317,250
600,000	Koninklijke Philips Electronics NV, 5.75%, due 03/11/18	689,512
1,300,000	Kraft Foods, Inc., 5.38%, due 02/10/20	1,473,749
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	480,904
600,000	Lafarge SA, 6.20%, due 07/09/15 144A	597,491
1,550,000	Lafarge SA, 6.50%, due 07/15/16	1,554,648
245,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	242,550
60,000	Lamar Media Corp., Senior Subordinated Note, Series C, 6.63%, due 08/15/15	59,250
290,000	Landsbanki Islands HF, 6.10%, due 12/31/49††† ¤ 144A	21,750
600,000	LBG Capital No.1 Plc, 7.88%, due 11/01/20 144A	441,000
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 11/29/49†††	282
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17†††	405
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17†††	1,335
198,000	Libbey Glass, Inc., 10.00%, due 02/15/15	208,395
375,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	331,875
335,000	Linn Energy LLC/Linn Energy Finance Corp., 8.63%, due 04/15/20	346,725
260,000	Lloyds TSB Bank Plc, 5.80%, due 01/13/20 144A	247,619
660,000	Lloyds TSB Bank Plc, 6.38%, due 01/21/21	651,836
300,000	Lloyds TSB Bank Plc, 6.50%, due 09/14/20 144A	255,343
1,700,000	Macquarie Bank, Ltd., 4.10%, due 12/17/13 144A	1,823,228
2,765,000	Macys Retail Holdings, Inc., 6.65%, due 07/15/24	3,162,657
125,000	MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.50%, due 08/15/21	128,750
160,000	MBNA Capital A, Series A, 8.28%, due 12/01/26	149,400
240,000	Medtronic, Inc., 4.45%, due 03/15/20	272,239
700,000	Merrill Lynch & Co., Inc., 1.84%, due 05/30/14†	816,821
190,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	188,355
9,450,000	Merrill Lynch & Co., Inc., 6.88%, due 04/25/18	9,465,715
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	750,119
250,000	MetLife, Inc., 4.75%, due 02/08/21	260,659
560,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/66	499,177
60,000	MetroPCS Wireless, Inc., 6.63%, due 11/15/20	52,950
135,000	MetroPCS Wireless, Inc., 7.88%, due 09/01/18	131,625
10,000	MGM Resorts International, 5.88%, due 02/27/14	9,175
260,000	MGM Resorts International, 6.63%, due 07/15/15	221,650

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

200,000	MGM Resorts International, 7.50%, due 06/01/16	174,500
40,000	MGM Resorts International, 7.63%, due 01/15/17	34,500
15,000	MGM Resorts International, 10.38%, due 05/15/14	16,444
35,000	MGM Resorts International, 11.13%, due 11/15/17	38,588
80,000	MGM Resorts International, 11.38%, due 03/01/18	80,400
210,000	Mizuho Capital Investment USD 2, Ltd., 14.95%, due 12/29/49† 144A	254,816
40,000	Mohegan Tribal Gaming Authority, Series 1, 11.50%, due 11/01/17 144A	36,600
265,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	166,950
75,000	Moog, Inc., 7.25%, due 06/15/18	77,250
830,000	Morgan Stanley, 5.63%, due 01/09/12	837,399
1,000,000	Morgan Stanley, 6.60%, due 04/01/12	1,021,844
5,000,000	Morgan Stanley, 7.30%, due 05/13/19	5,160,105
130,000	Morgan Stanley, (MTN), Series F, 0.70%, due 10/18/16†	101,332
900,000	Morgan Stanley, (MTN), Series F, 5.75%, due 08/31/12	929,942
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	993,352
150,000	Mueller Water Products, Inc., 8.75%, due 09/01/20	148,500
85,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	66,725
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/29/49†	101,107
180,000	Nalco Co., 6.63%, due 01/15/19 144A	198,000
50,000	National Semiconductor Corp., Senior Note, 6.60%, due 06/15/17	59,722
155,000	Navistar International Corp., 8.25%, due 11/01/21	159,844
110,000	News America, Inc., 4.50%, due 02/15/21	110,722
475,000	News America, Inc., 6.20%, due 12/15/34	510,097
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	33,082
330,000	Nordea Bank AB, 3.70%, due 11/13/14 144A	336,076
200,000	Nordea Bank AB, 4.88%, due 01/27/20 144A	208,621
1,000,000	Nordstrom, Inc., 6.25%, due 01/15/18	1,186,351
250,000	Norske Skogindustrier ASA, 7.13%, due 10/15/33 144A	103,750
225,000	Novelis, Inc., 8.38%, due 12/15/17	223,875
380,000	Novelis, Inc., 8.75%, due 12/15/20	374,300
335,000	NRG Energy, Inc., 8.25%, due 09/01/20	318,250
560,000	Occidental Petroleum Corp., 3.13%, due 02/15/22	561,063
265,000	OGX Petroleo e Gas Participacoes SA, Series 1, 8.50%, due 06/01/18 144A	239,825
540,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	646,621
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	11,664
205,000	Packaging Dynamics Corp., 8.75%, due 02/01/16 144A	201,925
800,000	Peabody Energy Corp., 6.50%, due 09/15/20	845,000
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	655,995
171,000	PepsiCo, Inc., Senior Note, 7.90%, due 11/01/18	227,854
400,000	Petrobras International Finance Co. — PIFCo, 3.88%, due 01/27/16	400,800
1,280,000	Petrobras International Finance Co. — PIFCo, 5.38%, due 01/27/21	1,306,880
196,000	Petrobras International Finance Co. — PIFCo, 5.75%, due 01/20/20	205,408
160,000	Petrobras International Finance Co. — PIFCo, 6.13%, due 10/06/16	175,200
100,000	Petroleos Mexicanos, 5.50%, due 01/21/21	106,000
210,000	Pfizer, Inc., 7.20%, due 03/15/39	307,781
205,000	PHI, Inc., 8.63%, due 10/15/18	202,950
148,000	Pinafore LLC/Pinafore, Inc., 9.00%, due 10/01/18 144A	152,440

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

225,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 7.50%, due 06/15/15	217,688
205,000	Pittsburgh Glass Works LLC, 8.50%, due 04/15/16 144A	189,625
200,000	Polypore International, Inc., 7.50%, due 11/15/17	202,000
90,000	Potash Corp. of Saskatchewan, Inc., 4.88%, due 03/30/20	101,104
265,000	Precision Drilling Corp., 6.50%, due 12/15/21 144A	262,350
60,000	Precision Drilling Corp., 6.63%, due 11/15/20	58,800
430,000	QEP Resources, Inc., 6.88%, due 03/01/21	451,500
200,000	QVC, Inc., 7.38%, due 10/15/20 144A	214,000
20,000	Qwest Communications International, Inc., Senior Note, Series B, 7.50%, due 02/15/14	20,050
100,000	Qwest Corp., 6.88%, due 09/15/33	95,000
45,000	Qwest Corp., 7.50%, due 10/01/14	48,825
295,000	Rabobank Nederland NV, 11.00%, due 12/29/49† 144A	355,710
440,000	RailAmerica, Inc., 9.25%, due 07/01/17	478,500
500,000	Range Resources Corp., 6.75%, due 08/01/20	535,000
487,000	Range Resources Corp., 8.00%, due 05/15/19	535,700
73,098	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14¤ **** †††	—
220,000	Raytheon Co., 3.13%, due 10/15/20	219,518
1,370,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	1,751,275
329,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 6.50%, due 07/15/21	332,290
590,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/29/49† 144A	552,145
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	871,246
190,000	Reynolds American, Inc., Senior Secured Note, 7.25%, due 06/01/12	197,537
410,000	Reynolds Group DL Escrow Inc/Reynolds Group Escrow LLC, 8.75%, due 10/15/16 144A	413,075
290,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.88%, due 02/15/21 144A	262,450
120,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.13%, due 04/15/19 144A	112,200
310,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.00%, due 05/15/18 144A	263,500
125,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.00%, due 04/15/19 144A	106,875
70,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.88%, due 08/15/19 144A	61,950
80,000	Rio Tinto Finance USA, Ltd., 3.75%, due 09/20/21	79,847
110,000	Rio Tinto Finance USA, Ltd., 6.50%, due 07/15/18	132,175
1,240,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,671,191
720,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	881,038
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	43,322
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	24,289
200,000	Royal Bank of Scotland Group Plc, 0.00%, due 10/29/49 144A	128,000
110,000	Royal Bank of Scotland Group Plc, 5.00%, due 11/12/13	105,226
550,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	512,489
140,000	Royal Bank of Scotland Group Plc, 5.05%, due 01/08/15	130,164
710,000	Royal Bank of Scotland Group Plc, 6.40%, due 10/21/19	679,777
100,000	Royal Bank of Scotland Group Plc, 7.65%, due 08/29/49†	65,500

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

400,000	Royal Bank of Scotland Plc (The), 0.52%, due 08/29/17†	263,476
460,000	Royal Bank of Scotland Plc (The), 3.95%, due 09/21/15	433,000
775,000	Royal Bank of Scotland Plc (The), 4.38%, due 03/16/16	741,787
775,000	Royal Bank of Scotland Plc (The), 5.63%, due 08/24/20	749,821
1,100,000	Royal Bank of Scotland Plc (The), 6.13%, due 01/11/21	1,089,320
150,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, due 05/15/17 144A	148,313
1,070,000	Safeway, Inc., 3.95%, due 08/15/20	1,080,092
500,000	Santander US Debt SA Unipersonal, Series 1, 3.72%, due 01/20/15 144A	463,988
400,000	Santander US Debt SA Unipersonal, 3.78%, due 10/07/15 144A	356,681
200,000	Sealed Air Corp., Series 1, 8.13%, due 09/15/19 144A	202,500
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	103,125
10,000	Service Corp. International, Senior Note, 7.63%, due 10/01/18	10,625
235,000	Shea Homes, LP/Shea Homes Funding Corp., 8.63%, due 05/15/19 144A	193,288
580,000	Shell International Finance BV, 4.38%, due 03/25/20	652,521
400,000	Sheraton Holding Corp., 7.38%, due 11/15/15	433,000
10,000	SLM Corp., 5.00%, due 04/15/15	9,333
65,000	SLM Corp., 5.63%, due 08/01/33	51,906
1,080,000	SLM Corp., 8.00%, due 03/25/20	1,068,873
65,000	Smithfield Foods, Inc., 10.00%, due 07/15/14	74,100
405,000	Springleaf Finance Corp., 6.90%, due 12/15/17	293,625
80,000	Sprint Capital Corp., 8.75%, due 03/15/32	69,900
1,535,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	1,327,775
1,150,000	Sprint Nextel Corp., 6.00%, due 12/01/16	994,750
225,000	SPX Corp., 6.88%, due 09/01/17	231,750
245,000	Standard Pacific Corp., 8.38%, due 05/15/18	209,475
1,000,000	State Bank of India (London Branch), 4.50%, due 10/23/14	1,020,350
780,000	State Street Corp., 4.96%, due 03/15/18	826,511
210,000	Steel Dynamics, Inc., 7.63%, due 03/15/20	210,788
130,000	Steel Dynamics, Inc., 7.75%, due 04/15/16	128,700
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	98,750
15,000	Steel Dynamics, Inc., Senior Note, 7.38%, due 11/01/12	15,375
105,000	Stora Enso Oyj, 7.25%, due 04/15/36 144A	88,725
400,000	Sumitomo Mitsui Banking Corp., 3.10%, due 01/14/16 144A	412,575
550,000	Sumitomo Mitsui Banking Corp., 3.15%, due 07/22/15 144A	567,701
100,000	SunGard Data Systems, Inc., 7.38%, due 11/15/18	93,500
100,000	SunGard Data Systems, Inc., 7.63%, due 11/15/20	93,500
110,000	SunGard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	111,650
99,000	SunTrust Preferred Capital I, 5.85%, due 06/29/49†	76,230
175,000	Swift Energy Co., 8.88%, due 01/15/20	184,625
55,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., Series 1, 6.88%, due 02/01/21 144A	53,075
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 7.88%, due 10/15/18	96,425
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 8.25%, due 07/01/16	99,275
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	467,283
8,000	Teck Resources, Ltd., 9.75%, due 05/15/14	9,488

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

12,000	Teck Resources, Ltd., 10.25%, due 05/15/16	14,120
35,000	Teekay Corp., 8.50%, due 01/15/20	33,688
550,000	Telecom Italia Capital SA, 4.95%, due 09/30/14	530,168
300,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	301,003
950,000	Telecom Italia Capital SA, 7.18%, due 06/18/19	953,861
450,000	Telefonica Emisiones SAU, 5.13%, due 04/27/20	419,815
30,000	Telefonica Emisiones SAU, 5.46%, due 02/16/21	28,539
120,000	Telefonica Emisiones SAU, 5.88%, due 07/15/19	117,964
430,000	Tenet Healthcare Corp., 8.88%, due 07/01/19	456,875
115,000	Tenet Healthcare Corp., 10.00%, due 05/01/18	125,063
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	25,401
320,000	Terex Corp., 8.00%, due 11/15/17	284,800
110,000	Tesoro Corp., Senior Note, 6.50%, due 06/01/17	110,000
130,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20 144A	104,650
295,000	Texas Industries, Inc., 9.25%, due 08/15/20	230,838
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	228,842
130,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	129,715
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	823,246
690,000	Time Warner Cable, Inc., 5.88%, due 11/15/40	709,499
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	195,280
655,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	821,402
2,240,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	2,870,549
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	313,866
260,000	Time Warner, Inc., 4.70%, due 01/15/21	272,271
200,000	Time Warner, Inc., 4.75%, due 03/29/21	210,401
50,000	Time Warner, Inc., 6.25%, due 03/29/41	57,250
200,000	Time Warner, Inc., 7.63%, due 04/15/31	250,344
2,175,000	Time Warner, Inc., 7.70%, due 05/01/32	2,767,811
10,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 144A	6,450
130,000	TNK-BP Finance SA, 6.63%, due 03/20/17	130,325
1,100,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	1,144,132
3,200,000	TNK-BP Finance SA, 7.88%, due 03/13/18	3,360,000
440,000	Total Capital SA, 4.25%, due 12/15/21	479,780
500,000	Total Capital SA, 4.45%, due 06/24/20	560,007
325,000	TransDigm, Inc., 7.75%, due 12/15/18	332,312
330,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	343,849
1,025,000	Travelers Cos. (The), Inc., 5.80%, due 05/15/18	1,182,429
240,000	Triumph Group, Inc., 8.63%, due 07/15/18	256,800
830,000	Tyco International Finance SA, 6.00%, due 11/15/13	909,153
370,000	UBS AG/Stamford Branch, 2.25%, due 01/28/14	360,753
270,000	UBS AG/Stamford Branch, 4.88%, due 08/04/20	260,440
500,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	515,010
1,837,000	Union Pacific Corp., 4.16%, due 07/15/22 144A	1,964,640
300,000	United Business Media, Ltd., 5.75%, due 11/03/20 144A	321,126
210,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	220,632

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

320,000	United Rentals North America, Inc., 9.25%, due 12/15/19	333,600
150,000	United States Steel Corp., 7.38%, due 04/01/20	135,750
95,000	United States Steel Corp., Senior Note, 7.00%, due 02/01/18	85,975
520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	617,888
280,000	UPCB Finance III, Ltd., 6.63%, due 07/01/20 144A	264,600
245,000	USG Corp., 6.30%, due 11/15/16	180,688
105,000	USG Corp., 8.38%, due 10/15/18 144A	88,200
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	421,629
320,000	Vedanta Resources Plc, 8.25%, due 06/07/21 144A	249,600
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 144A	212,300
320,000	Verizon Communications, Inc., 6.00%, due 04/01/41	390,429
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	131,352
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	285,528
195,000	Vertellus Specialties, Inc., 9.38%, due 10/01/15 144A	171,113
225,000	Vulcan Materials Co., 6.50%, due 12/01/16	207,618
825,000	Vulcan Materials Co., 7.50%, due 06/15/21	770,938
1,500,000	Wachovia Bank NA, 0.68%, due 03/15/16†	1,341,072
1,070,000	Wachovia Capital Trust III, Secured Note, 5.57%, due 03/29/49†	881,412
700,000	Wachovia Corp., 5.75%, due 02/01/18	789,739
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	757,526
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	671,874
550,000	Wal-Mart Stores, Inc., 5.63%, due 04/15/41	680,289
190,000	Waste Management, Inc., 7.38%, due 05/15/29	241,764
30,000	WellPoint, Inc., 3.70%, due 08/15/21	30,235
730,000	WellPoint, Inc., 5.88%, due 06/15/17	836,073
1,750,000	WellPoint, Inc., 7.00%, due 02/15/19	2,163,168
420,000	Wells Fargo & Co., 3.68%, due 06/15/16	437,533
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	96,387
1,000,000	Wells Fargo Bank NA, Subordinated Note, 4.75%, due 02/09/15	1,042,843
350,000	Wells Fargo Capital X, 5.95%, due 12/01/86	342,805
200,000	Williams Cos. (The), Inc., 7.88%, due 09/01/21	237,526
437,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	512,625
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	336,672
75,000	Windstream Corp., 8.13%, due 09/01/18	75,938
510,000	Wyeth, 5.95%, due 04/01/37	652,136
120,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.88%, due 11/01/17	126,300
255,000	Wynn Las Vegas, LLC, 7.75%, due 08/15/20	269,025
300,000	Xerox Corp., 5.63%, due 12/15/19	324,326
1,750,000	Xerox Corp., 6.35%, due 05/15/18	1,991,864

		313,795,099

	Mortgage Backed Securities - Private Issuers — 3.3%

400,000	Americold LLC Trust, Series 2010-ARTA, Class A2FX, 4.95%, due 01/14/29 144A	422,153
150,000	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.92%, due 05/10/45†	164,941

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued

187,043	Banc of America Funding Corp., Series 2005-E, Class 8A1, 2.77%, due 06/20/35†	93,143
303,815	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 2.87%, due 02/25/35†	255,854
1,200,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.90%, due 09/11/38†	1,322,016
561,117	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 3.24%, due 02/25/36† 144A	546,851
133,979	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.54%, due 11/20/35†	76,060
90,613	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.49%, due 12/25/35†	62,180
105,578	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 0.52%, due 04/25/35†	62,691
96,808	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 0.53%, due 05/25/35†	62,162
87,671	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.63%, due 09/25/35† 144A	73,705
408,677	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR30, Class 2A1, 2.73%, due 01/25/34†	353,352
820,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, due 08/15/38†	891,529
260,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3, 5.99%, due 09/15/39†	271,730
534,356	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A, 0.64%, due 09/19/44†	360,266
393,903	Extended Stay America Trust, Series 2010-ESHA, Class A, 2.95%, due 11/05/27 144A	388,590
258,911	First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1, 2.25%, due 10/25/34†	219,178
343,621	First Horizon Alternative Mortgage Securities, Series 2006-FA1, Class 1A6, 0.98%, due 04/25/36†	271,898
504,954	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, 0.60%, due 02/25/37†	267,332
290,000	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.10%, due 05/25/34†	208,182
210,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.24%, due 11/10/45†	223,885
283,274	Granite Mortgages Plc, Series 2003-2, Class 1A3, 0.75%, due 07/20/43†	270,173
180,068	Granite Mortgages Plc, Series 2004-3, Class 2A1, 0.63%, due 09/20/44†	171,469
479,306	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 0.36%, due 04/25/47†	398,004
7,062,770	GS Mortgage Securities Corp., Series 2011, 1.34%, due 03/10/44† 144A	419,098
110,000	GS Mortgage Securities Corp. II, Series 2011-GC3, Class A4, 4.75%, due 03/10/44 144A	114,931
303,513	GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.58%, due 03/25/35† 144A	246,413
869,032	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.58%, due 09/25/35† 144A	703,558

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued

174,172	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.87%, due 06/25/34†	170,390
91,787	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.57%, due 06/20/35†	70,574
1,253,809	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 0.41%, due 11/19/46†	612,932
1,193,388	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.45%, due 07/19/47†	751,538
419,788	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.93%, due 09/25/35†	322,845
911,127	Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, 5.11%, due 08/25/37†	554,486
208,621	Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.77%, due 11/25/37†	158,740
2,015,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	2,088,865
150,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3, 4.17%, due 08/15/46	154,037
700,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, due 07/15/30	751,631
147,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.42%, due 02/15/40	155,766
58,634	Lehman XS Trust, Series 2005-5N, Class 1A1, 0.53%, due 11/25/35†	43,181
132,077	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.00%, due 12/25/35†	43,051
293,312	Lehman XS Trust, Series 2006-2N, Class 1A1, 1.00%, due 02/25/46†	147,087
148,651	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.80%, due 01/25/36†	114,425
1,358,708	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 0.43%, due 05/25/47†	665,305
552,382	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 2.60%, due 11/25/35† 144A	285,969
366,980	MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, due 08/25/34 144A	377,750
490,945	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.58%, due 05/25/35† 144A	390,541
97,332	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.50%, due 04/25/35†	71,857
400,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.39%, due 11/12/37†	439,365
300,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.85%, due 05/12/39†	332,377
330,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, due 03/12/51†	339,935
340,000	MLCC Mortgage Investors, Inc., Series 2007-1, Class 4A3, 5.69%, due 01/25/37†	326,518
250,069	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A, 2.79%, due 07/25/34†	212,034
382,758	Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A6, 2.48%, due 09/25/34†	336,567
504,567	Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 6.50%, due 02/25/35 144A	516,490
463,096	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.42%, due 09/25/46†	326,106

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued

403,110	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	396,526
174,395	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	174,791
1,458,440	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,262,341
1,148,609	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	1,014,613
527,077	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.66%, due 05/25/35†	492,945
292,798	RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 3.16%, due 12/26/35† 144A	286,244
106,920	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 0.63%, due 10/25/45†	57,607
214,052	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.58%, due 10/25/18†	205,819
1,030,555	Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 0.43%, due 07/20/36†	804,850
198,343	Structured Asset Securities Corp., Series 2002-9, Class A2, 0.53%, due 10/25/27†	167,026
142,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, due 11/15/48	151,823
254,047	WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.57%, due 02/25/33†	228,111
785,114	WaMu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7, 2.53%, due 10/25/33†	744,451
1,047,430	WaMu Mortgage Pass Through Certificates, Series 2003-AR11, Class A6, 2.49%, due 10/25/33†	987,514
95,755	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.47%, due 09/25/33†	91,087
360,631	WaMu Mortgage Pass Through Certificates, Series 2004-AR13, Class A1A, 0.59%, due 11/25/34†	278,739
911,215	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.58%, due 01/25/35†	842,800
544,699	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 4A, 6.50%, due 08/25/34	581,719
1,011,256	WaMu Mortgage Pass Through Certificates, Series 2005-AR11, Class A1A, 0.55%, due 08/25/45†	777,776
613,786	WaMu Mortgage Pass Through Certificates, Series 2005-AR3, Class A2, 2.58%, due 03/25/35†	537,153
379,282	WaMu Mortgage Pass Through Certificates, Series 2005-AR6, Class 2A1A, 0.46%, due 04/25/45†	296,423
92,123	WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A1, 5.18%, due 11/25/36†	72,735
137,487	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.52%, due 10/25/45†	106,304
129,050	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.49%, due 11/25/45†	100,236
129,050	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 0.51%, due 11/25/45†	88,338
300,089	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 0.50%, due 12/25/45†	231,805
150,045	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 0.52%, due 12/25/45†	105,500
193,114	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.50%, due 12/25/45†	154,353
241,393	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.52%, due 12/25/45†	182,093
327,581	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.18%, due 11/25/36†	234,267
806,485	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.24%, due 12/25/36†	554,184
349,273	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.84%, due 09/25/36†	253,707

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued

349,641	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 1A2, 2.75%, due 11/25/34†	325,610
339,728	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR8, Class 2A1, 2.74%, due 06/25/35†	316,535
831,619	Wells Fargo Mortgage Loan Trust, Series 2010-RR4, Class 2A1, 2.79%, due 08/27/35† 144A	770,845
200,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.38%, due 03/15/44 144A	203,443
310,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44† 144A	327,851

		34,089,870

	Mortgage Backed Securities - U.S. Government Agency Obligations — 42.6%

57,392	FHLMC, Pool # 1Q0136, 2.70%, due 09/01/36†	60,772
11,701,033	FHLMC, Pool # A96413, 4.00%, due 01/01/41	12,270,240
640,490	FHLMC, Pool # A90675, 4.50%, due 01/01/40	678,606
3,000,001	FHLMC, Pool # A91076, 4.50%, due 02/01/40	3,179,001
385,452	FHLMC, Pool # A91943, 4.50%, due 04/01/40	408,450
974,058	FHLMC, Pool # A92736, 4.50%, due 06/01/40	1,032,177
6,599,111	FHLMC, Pool # A93146, 4.50%, due 07/01/40	6,992,858
1,742,997	FHLMC, Pool # A93559, 4.50%, due 08/01/40	1,846,996
5,581,171	FHLMC, Pool # A93338, 4.50%, due 08/01/40	5,914,181
76,725	FHLMC, Pool # Q00012, 4.50%, due 04/01/41	81,248
2,344,303	FHLMC, Pool # A74793, 5.00%, due 03/01/38	2,517,586
1,617,039	FHLMC, Pool # G01749, 5.50%, due 01/01/35	1,761,158
298,543	FHLMC, Pool # A39306, 5.50%, due 11/01/35	325,244
426,359	FHLMC, Pool # G02427, 5.50%, due 12/01/36	463,758
738,125	FHLMC, Pool # G03695, 5.50%, due 11/01/37	802,873
425,291	FHLMC, Pool # G04222, 5.50%, due 04/01/38	461,666
3,060,790	FHLMC, Pool # G04587, 5.50%, due 08/01/38	3,317,322
2,874,494	FHLMC, Pool # G06172, 5.50%, due 12/01/38	3,120,353
5,089,064	FHLMC, Pool # G06020, 5.50%, due 12/01/39	5,524,338
41,481	FHLMC, Pool # 1N1589, 5.80%, due 05/01/37†	44,297
6,182,295	FHLMC, Pool # G02988, 6.00%, due 05/01/37	6,791,252
105,799	FHLMC, Pool # H09061, 6.00%, due 06/01/37	115,377
1,460,935	FHLMC, Pool # G03362, 6.00%, due 09/01/37	1,604,837
4,590,571	FHLMC, Pool # G06409, 6.00%, due 11/01/39	5,052,418
292,977	FHLMC, Pool # G06669, 6.50%, due 09/01/39	328,498
300,380	FHLMC, Series 2808, Class FT, 0.58%, due 04/15/33†	300,499
600,000	FHLMC, Series 3738, Class BP, 4.00%, due 12/15/38	638,222
900,000	FHLMC, Series 3871, Class JB, 5.50%, due 06/15/41	1,056,485
2,000,000	FHLMC Gold Pool, 3.50%, due 12/01/99	2,053,750
1,689,492	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.23%, due 01/25/20†	108,600
3,258,323	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.41%, due 04/25/20†	246,159

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

3,974,833	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K008, Class X1, 1.84%, due 06/25/20†	403,752
1,804,698	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K009, Class X1, 1.68%, due 08/25/20†	167,750
1,756,550	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K702, Class X1, 1.73%, due 02/25/18†	137,030
465,410	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 1.65%, due 07/25/44†	474,452
100,000	FHLMC TBA, 4.00%, due 01/01/40	104,688
100,000	FHLMC TBA, 5.50%, due 06/01/35	108,156
304,443	FNMA, Pool # MA0546, 3.50%, due 10/01/25	318,467
599,692	FNMA, Pool # AE2641, 3.50%, due 10/01/25	627,318
384,423	FNMA, Pool # AE7929, 3.50%, due 12/01/25	402,132
3,000,008	FNMA, Pool # AH2430, 3.50%, due 01/01/26	3,138,208
1,999,999	FNMA, Pool # AE2148, 3.50%, due 02/01/26	2,092,132
1,264,973	FNMA, Pool # AH4523, 3.50%, due 02/01/26	1,323,247
1,551,868	FNMA, Pool # AE3507, 3.50%, due 02/01/26	1,623,357
1,583,469	FNMA, Pool # AH4692, 3.50%, due 03/01/26	1,656,415
311,135	FNMA, Pool # AL0554, 3.50%, due 08/01/26	325,468
331,222	FNMA, Pool # 735321, 4.00%, due 03/01/15	340,161
1,306,530	FNMA, Pool # 889304, 4.00%, due 04/01/23	1,380,149
4,000,001	FNMA, Pool # AA4538, 4.00%, due 04/01/24	4,222,889
3,319,421	FNMA, Pool # AA5528, 4.00%, due 04/01/24	3,504,385
465,119	FNMA, Pool # AA2238, 4.00%, due 05/01/24	491,036
4,199,438	FNMA, Pool # 935983, 4.00%, due 05/01/25	4,436,063
3,680,583	FNMA, Pool # AD8009, 4.00%, due 07/01/25	3,887,973
36,860	FNMA, Pool # AD7737, 4.00%, due 07/01/25	38,937
99,685	FNMA, Pool # AE2977, 4.00%, due 08/01/25	105,302
20,623	FNMA, Pool # AD6598, 4.00%, due 09/01/25	21,785
239,268	FNMA, Pool # AD7480, 4.00%, due 09/01/25	252,750
17,090	FNMA, Pool # AE2434, 4.00%, due 09/01/25	18,053
319,701	FNMA, Pool # AE0551, 4.00%, due 11/01/25	337,715
38,508	FNMA, Pool # AE7182, 4.00%, due 11/01/25	40,678
944,528	FNMA, Pool # AE6360, 4.00%, due 11/01/25	997,750
233,730	FNMA, Pool # AE8298, 4.00%, due 11/01/25	246,900
157,155	FNMA, Pool # AE8069, 4.00%, due 12/01/25	166,011
892,509	FNMA, Pool # AL0243, 4.00%, due 01/01/26	942,799
52,726	FNMA, Pool # AH3622, 4.00%, due 01/01/26	55,697
667,455	FNMA, Pool # 890306, 4.00%, due 04/01/26	705,064
3,999,997	FNMA, Pool # AI3000, 4.00%, due 06/01/26	4,225,385
115,741	FNMA, Pool # 776565, 4.00%, due 04/01/34	122,552
123,355	FNMA, Pool # AA4432, 4.00%, due 03/01/39	129,515
21,842	FNMA, Pool # MA0006, 4.00%, due 03/01/39	22,971
130,617	FNMA, Pool # 982569, 4.00%, due 04/01/39	137,140
120,774	FNMA, Pool # AE4971, 4.00%, due 11/01/40	126,786
2,934,171	FNMA, Pool # AE8321, 4.00%, due 11/01/40	3,080,238
71,766	FNMA, Pool # AE9244, 4.00%, due 11/01/40	75,339

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

2,501,595	FNMA, Pool # AH0857, 4.00%, due 12/01/40	2,626,127
149,245	FNMA, Pool # AH0943, 4.00%, due 12/01/40	157,141
16,718,633	FNMA, Pool # AH0946, 4.00%, due 12/01/40	17,550,907
741,324	FNMA, Pool # AH1338, 4.00%, due 12/01/40	781,356
848,181	FNMA, Pool # AE7295, 4.00%, due 12/01/40	890,405
7,847,816	FNMA, Pool # AH1230, 4.00%, due 12/01/40	8,238,490
998,482	FNMA, Pool # AH2800, 4.00%, due 01/01/41	1,048,188
359,238	FNMA, Pool # AH2399, 4.00%, due 01/01/41	377,121
234,224	FNMA, Pool # AH2926, 4.00%, due 01/01/41	245,884
995,463	FNMA, Pool # AH3394, 4.00%, due 01/01/41	1,045,019
982,812	FNMA, Pool # AB2088, 4.00%, due 01/01/41	1,031,738
995,417	FNMA, Pool # AE0949, 4.00%, due 02/01/41	1,044,970
191,673	FNMA, Pool # AH6392, 4.00%, due 02/01/41	201,814
5,593,672	FNMA, Pool # AH5575, 4.00%, due 02/01/41	5,872,132
179,919	FNMA, Pool # AH6233, 4.00%, due 03/01/41	188,875
1,378,132	FNMA, Pool # AH6234, 4.00%, due 03/01/41	1,446,306
3,992,760	FNMA, Pool # AH6486, 4.00%, due 03/01/41	4,190,277
3,151,207	FNMA, Pool # AI1707, 4.00%, due 03/01/41	3,308,078
1,951,098	FNMA, Pool # AE4476, 4.00%, due 03/01/41	2,048,226
4,957,157	FNMA, Pool # AH8022, 4.00%, due 04/01/41	5,203,930
502,021	FNMA, Pool # AH9917, 4.00%, due 04/01/41	526,855
991,126	FNMA, Pool # AH9138, 4.00%, due 04/01/41	1,040,466
76,550	FNMA, Pool # AH9139, 4.00%, due 04/01/41	80,361
1,391,711	FNMA, Pool # AI5044, 4.00%, due 06/01/41	1,460,558
726,958	FNMA, Pool # AI0771, 4.00%, due 08/01/41	762,920
3,030,810	FNMA, Pool # AI7253, 4.00%, due 08/01/41	3,180,740
2,990,819	FNMA, Pool # AI8186, 4.00%, due 08/01/41	3,138,771
57,022	FNMA, Pool # 254802, 4.50%, due 07/01/18	61,099
794,692	FNMA, Pool # 982875, 4.50%, due 05/01/23	855,041
58,037	FNMA, Pool # AB1370, 4.50%, due 08/01/25	61,897
31,421	FNMA, Pool # 995373, 4.50%, due 02/01/39	33,406
969,791	FNMA, Pool # 931487, 4.50%, due 07/01/39	1,030,453
94,095	FNMA, Pool # AC8568, 4.50%, due 01/01/40	99,981
29,717	FNMA, Pool # AC5613, 4.50%, due 03/01/40	31,576
64,196	FNMA, Pool # AD1656, 4.50%, due 03/01/40	68,211
4,015,096	FNMA, Pool # AL0215, 4.50%, due 04/01/41	4,266,248
30,175	FNMA, Pool # AH4709, 4.50%, due 04/01/41	32,062
748,284	FNMA, Pool # AH6923, 4.50%, due 04/01/41	795,090
43,557	FNMA, Pool # AH8029, 4.50%, due 04/01/41	46,282
89,100	FNMA, Pool # AH5442, 4.50%, due 05/01/41	94,673
9,033,558	FNMA, Pool # AI0736, 4.50%, due 05/01/41	9,598,625
7,279,234	FNMA, Pool # AI3399, 4.50%, due 05/01/41	7,734,565
699,163	FNMA, Pool # AB3517, 4.50%, due 09/01/41	742,897
776,331	FNMA, Pool # AL0476, 5.00%, due 11/01/40	844,608
97,772	FNMA, Pool # AI0511, 5.00%, due 04/01/41	106,370
196,729	FNMA, Pool # AI1863, 5.00%, due 05/01/41	214,031
883,655	FNMA, Pool # AI1892, 5.00%, due 05/01/41	961,370

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

197,661	FNMA, Pool # AI2433, 5.00%, due 05/01/41	215,045
99,381	FNMA, Pool # AI2443, 5.00%, due 05/01/41	108,121
98,383	FNMA, Pool # AI2462, 5.00%, due 05/01/41	107,035
99,453	FNMA, Pool # AI4261, 5.00%, due 06/01/41	108,200
946,954	FNMA, Pool # AE0011, 5.50%, due 09/01/23	1,035,970
4,507,404	FNMA, Pool # 995253, 5.50%, due 12/01/23	4,891,675
6,013,569	FNMA, Pool # AL0278, 5.50%, due 01/01/25	6,523,088
35,784	FNMA, Pool # 254548, 5.50%, due 12/01/32	39,108
405,213	FNMA, Pool # 555591, 5.50%, due 07/01/33	442,974
4,775,740	FNMA, Pool # 725221, 5.50%, due 01/01/34	5,220,779
232,649	FNMA, Pool # 735224, 5.50%, due 02/01/35	254,329
506,705	FNMA, Pool # 990906, 5.50%, due 10/01/35	553,607
2,850,368	FNMA, Pool # 849077, 5.50%, due 01/01/36	3,112,424
117,772	FNMA, Pool # 852523, 5.50%, due 02/01/36	128,361
420,685	FNMA, Pool # 878059, 5.50%, due 03/01/36	458,507
100,253	FNMA, Pool # 256219, 5.50%, due 04/01/36	107,574
307,509	FNMA, Pool # 868658, 5.50%, due 04/01/36	335,156
383,389	FNMA, Pool # 190375, 5.50%, due 11/01/36	417,858
328,722	FNMA, Pool # 968968, 5.50%, due 01/01/38	358,636
655,526	FNMA, Pool # 995072, 5.50%, due 08/01/38	721,734
5,484,176	FNMA, Pool # AL0484, 5.50%, due 05/01/40	5,967,811
2,361,567	FNMA, Pool # AL0520, 5.50%, due 07/01/41	2,569,828
1,346,018	FNMA, Pool # 745506, 5.66%, due 02/01/16	1,523,562
5,277,078	FNMA, Pool # AL0144, 5.80%, due 11/01/37†	5,717,997
59,671	FNMA, Pool # 840483, 6.00%, due 11/01/21	64,971
738,187	FNMA, Pool # 256517, 6.00%, due 12/01/26	812,283
712,292	FNMA, Pool # 256962, 6.00%, due 11/01/27	783,343
26,854	FNMA, Pool # 745000, 6.00%, due 10/01/35	29,773
389,494	FNMA, Pool # 882524, 6.00%, due 05/01/36	429,015
78,177	FNMA, Pool # 887324, 6.00%, due 08/01/36	86,109
194,615	FNMA, Pool # 893282, 6.00%, due 08/01/36	214,362
211,074	FNMA, Pool # 878210, 6.00%, due 09/01/36	232,492
35,538	FNMA, Pool # 882321, 6.00%, due 09/01/36	39,144
40,193	FNMA, Pool # 900746, 6.00%, due 09/01/36	44,272
225,936	FNMA, Pool # 898198, 6.00%, due 11/01/36	248,861
995,083	FNMA, Pool # 948690, 6.00%, due 08/01/37	1,107,248
324,797	FNMA, Pool # 888736, 6.00%, due 10/01/37	354,963
605,949	FNMA, Pool # 955166, 6.00%, due 11/01/37	662,227
6,415,740	FNMA, Pool # 967691, 6.00%, due 01/01/38	7,052,703
1,346,781	FNMA, Pool # 889552, 6.00%, due 05/01/38	1,479,649
2,750,959	FNMA, Pool # 889579, 6.00%, due 05/01/38	3,030,703
3,155,502	FNMA, Pool # AL0406, 6.00%, due 06/01/38	3,448,569
832,580	FNMA, Pool # AE0028, 6.00%, due 10/01/39	917,061
4,094,545	FNMA, Pool # AE0469, 6.00%, due 12/01/39	4,501,057
22,464	FNMA, Pool # 869972, 6.50%, due 04/01/36	25,076
206,102	FNMA, Pool # 955797, 6.50%, due 10/01/37	228,730
1,900,000	FNMA, Pool # AL0814, 6.50%, due 10/01/41	2,095,641

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

4,973,918	FNMA, Pool # 888369, 7.00%, due 03/01/37	5,715,431
394,453	FNMA, Series 2004-38, Class FK, 0.58%, due 05/25/34†	395,410
1,013,813	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,235,934
124,088	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	140,679
1,067,000	FNMA Pass-Through Certificates, 0.01%, due 06/01/38	1,170,366
2,100,000	FNMA Pass-Through Certificates, 1.00%, due 09/30/41	2,388,750
2,323,000	FNMA Pass-Through Certificates, 6.00%, due 07/01/38	2,540,055
3,355,000	FNMA Pass-Through Certificates, 6.00%, due 10/01/40	3,703,605
2,829,000	FNMA Pass-Through Certificates, 6.50%, due 01/01/41	3,136,654
2,100,000	FNMA Pass-Through Certificates, 6.50%, due 09/30/41	2,362,500
11,000,000	FNMA TBA, 3.50%, due 10/01/25	11,504,484
14,900,000	FNMA TBA, Pool # 000606, 3.50%, due 10/01/25	15,561,187
20,800,000	FNMA TBA, 3.50%, due 07/01/40	21,375,251
5,000,000	FNMA TBA, 4.00%, due 04/01/24	5,270,312
19,800,000	FNMA TBA, Pool # 003043, 4.00%, due 12/01/39	20,759,062
11,550,000	FNMA TBA, Pool # 011047, 4.50%, due 04/01/39	12,255,632
6,327,551	FNMA TBA, 6.00%, due 02/01/34	7,024,966
7,600,000	FNMA TBA, Pool # 053813, 6.00%, due 08/01/35	8,337,439
2,100,000	FNMA TBA, Pool # 050966, 6.50%, due 09/01/34	2,314,922
26,996	FNMA Whole Loan, Series 2003-W1, Class 1A1, 6.32%, due 12/25/42†	32,432
174,082	FNMA Whole Loan, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	195,096
1,211,485	FNMA, (IO), Series 2011-63, Class SW, 6.45%, due 07/25/41†	170,586
660,547	GNMA, Pool # 734712, 4.50%, due 03/15/40	718,981
189,715	GNMA, Pool # 004854, 4.50%, due 11/20/40	206,024
383,105	GNMA, Pool # 004883, 4.50%, due 12/20/40	416,038
95,656	GNMA, Pool # 004923, 4.50%, due 01/20/41	103,879
481,936	GNMA, Pool # 004946, 4.50%, due 02/20/41	523,365
7,693,954	GNMA, Pool # 004978, 4.50%, due 03/20/41	8,355,360
294,309	GNMA, Pool # 005017, 4.50%, due 04/20/41	319,609
325,811	GNMA, Pool # 641779, 5.00%, due 09/15/35	359,332
8,523	GNMA, Pool # 653562, 5.00%, due 04/15/36	9,395
183,451	GNMA, Pool # 733600, 5.00%, due 04/15/40	202,825
559,228	GNMA, Pool # 733627, 5.00%, due 05/15/40	618,301
89,206	GNMA, Pool # 004747, 5.00%, due 07/20/40	98,139
89,385	GNMA, Pool # 783050, 5.00%, due 07/20/40	98,315
1,441,572	GNMA, Pool # 004772, 5.00%, due 08/20/40	1,585,939
350,857	GNMA, Pool # 004802, 5.00%, due 09/20/40	385,994
510,141	GNMA, Pool # 510835, 5.50%, due 02/15/35	565,874
16,367	GNMA, Pool # 002657, 6.00%, due 10/20/28	18,360
18,850	GNMA, Pool # 003489, 6.00%, due 12/20/33	21,127
126,770	GNMA, Pool # 003879, 6.00%, due 07/20/36	141,843
16,465	GNMA, Pool # 003920, 6.00%, due 11/20/36	18,423
920,871	GNMA, Pool # 004145, 6.00%, due 05/20/38	1,027,481
413,435	GNMA, Pool # 004195, 6.00%, due 07/20/38	461,298
16,350	GNMA, Pool # 004245, 6.00%, due 09/20/38	18,243
172,562	GNMA, Pool # 004580, 6.00%, due 11/20/39	193,075
227,946	GNMA, Pool # 004602, 6.00%, due 12/20/39	254,335

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

130,856	GNMA, Pool # 004620, 6.00%, due 01/20/40	146,006
279,511	GNMA, Pool # 004639, 6.00%, due 02/20/40	311,871
487,876	GNMA, Pool # 004774, 6.00%, due 08/20/40	545,882
107,307	GNMA, Pool # 004804, 6.00%, due 09/20/40	120,066
1,022,398	GNMA, Pool # 004837, 6.00%, due 10/20/40	1,144,596
580,666	GNMA, Pool # 004871, 6.00%, due 11/20/40	650,067
579,876	GNMA, Pool # 004928, 6.00%, due 01/20/41	649,183
467,197	GNMA, Pool # 004991, 6.00%, due 03/20/41	523,037
1,452,779	GNMA, Pool # 005063, 6.00%, due 05/20/41	1,625,508
518,942	GNMA, Pool # 004040, 6.50%, due 10/20/37	588,507
284,081	GNMA REMIC, (IO), 5.82%, due 12/20/39†	48,521
3,600,000	GNMA TBA, Pool # 001566, 4.00%, due 07/01/40	3,850,875
5,200,000	GNMA TBA, Pool # 002895, 5.50%, due 07/01/36	5,757,375
900,000	GNMA TBA, Pool # 020486, 6.00%, due 12/01/35	1,003,781
2,000,000	GNMA TBA, Pool # 002203, 6.00%, due 05/01/36	2,228,437
1,062,075	GNMA, (IO), Series 2009-61, Class SB, 6.47%, due 08/20/39†	142,610
226,013	GNMA, (IO), Series 2009-68, Class SL, 6.52%, due 04/16/39†	29,134
2,060,840	GNMA, (IO), Series 2010-117, Class PS, 5.77%, due 10/20/39†	335,829
761,488	GNMA, (IO), Series 2010-146, Class GS, 5.87%, due 06/20/39†	144,940
574,351	GNMA, (IO), Series 2010-160, Class SW, 6.32%, due 10/20/38†	91,330
402,620	GNMA, (IO), Series 2010-31, Class GS, 6.27%, due 03/20/39†	60,881
189,203	GNMA, (IO), Series 2011-32, Class S, 5.77%, due 03/16/41†	31,607
969,263	GNMA, (IO), Series 2011-70, Class BS, 6.47%, due 12/16/36†	198,469
683,314	GNMA, (IO), Series 2011-80, Class SA, 5.17%, due 06/20/41†	109,147

		440,937,554

	Municipal Obligations — 4.0%

2,250,000	American Municipal Power-Ohio, Inc., 8.08%, due 02/15/50	3,200,423
2,700,000	California East Bay Municipal Utility District, 5.87%, due 06/01/40	3,342,141
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	720,480
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	720,480
1,200,000	Florida Educational Loan Marketing Corp., 0.50%, due 12/01/18†	998,688
450,000	Florida Educational Loan Marketing Corp., 0.54%, due 12/01/36†	354,236
155,000	Los Angeles Unified School District, 5.75%, due 07/01/34	174,218
510,000	Los Angeles Unified School District, 6.76%, due 07/01/34	635,062
1,000,000	New Jersey State Turnpike Authority, 7.10%, due 01/01/41	1,339,690
1,800,000	New York City Transitional Finance Authority, 4.73%, due 11/01/23	2,021,202
1,300,000	New York City Transitional Finance Authority, 4.91%, due 11/01/24	1,477,086
1,300,000	New York City Transitional Finance Authority, 5.08%, due 11/01/25	1,494,675
700,000	Northstar Education Finance, Inc., 1.60%, due 01/29/46†	595,438
50,000	Ohio Housing Finance Agency, 6.04%, due 09/01/17	51,442
3,100,000	Ohio Tobacco Settlement Financing Authority, 6.50%, due 06/01/47	2,377,452
100,000	State of California General Obligation, 3.95%, due 11/01/15	105,978
575,000	State of California General Obligation, 6.20%, due 03/01/19	657,346
4,650,000	State of California General Obligation, 7.30%, due 10/01/39	5,534,058
800,000	State of California General Obligation, 7.50%, due 04/01/34	963,936

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Municipal Obligations — continued

1,950,000	State of California General Obligation, 7.55%, due 04/01/39	2,391,207
4,100,000	State of Illinois General Obligation, 2.77%, due 01/01/12	4,119,065
450,000	State of Illinois General Obligation, 4.96%, due 03/01/16	475,857
1,400,000	State of Illinois General Obligation, 5.37%, due 03/01/17	1,499,036
1,000,000	State of Illinois General Obligation, 5.67%, due 03/01/18	1,077,420
1,000,000	State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,096,540
1,200,000	State of Kentucky Property & Building Commission, 4.40%, due 11/01/20	1,310,892
2,400,000	State of Kentucky Property & Building Commission, 5.37%, due 11/01/25	2,698,488
160,000	Tulsa Airports Improvement Trust, 7.75%, due 06/01/35†	164,003

		41,596,539

	Sovereign Debt Obligations — 3.2%

6,500,000	Australia Government Bond, 4.75%, due 06/15/16	6,577,609
800,000	Australia Government Bond, 5.25%, due 03/15/19	836,281
10,700,000	Australia Government Bond, 5.75%, due 07/15/22	11,694,353
3,900,000	Australia Government Bond, 6.00%, due 02/15/17	4,184,918
900,000	Bundesrepublik Deutschland, 4.25%, due 07/04/18	1,426,005
2,500,000	Canadian Government Bond, 1.50%, due 03/01/12	2,405,523
2,500,000	Korea Housing Finance Corp., 4.13%, due 12/15/15 144A	2,577,967
2,600,000	Province of Ontario Canada, 2.70%, due 06/16/15	2,734,594
6,680	Russian Foreign — Eurobond, 7.50%, due 03/31/30†† 144A	7,523
112,000	United Mexican States, 6.75%, due 09/27/34	138,320

		32,583,093

	U.S. Government and Agency Obligations — 13.4%

351,010	FHLMC, 5.68%, due 02/01/37†	374,215
90,000	Financing Corp. FICO STRIPS, Series 11, 0.00%, due 02/08/18‡	81,251
280,000	Financing Corp. FICO STRIPS, 0.00%, due 04/06/18‡	251,524
350,000	Financing Corp. FICO STRIPS, Series 1, 0.00%, due 05/11/18‡	313,435
270,000	Financing Corp. FICO STRIPS, Series 7, 0.00%, due 08/03/18‡	240,089
150,000	Financing Corp. FICO STRIPS, Series 7, 0.00%, due 08/03/18‡	133,382
140,000	Financing Corp. FICO STRIPS, Series 8, 0.00%, due 08/03/18‡	124,490
330,000	Financing Corp. FICO STRIPS, Series D, 0.00%, due 08/03/18‡	293,442
330,000	Financing Corp. FICO STRIPS, Series E, 0.00%, due 11/02/18‡	291,135
150,000	Financing Corp. FICO STRIPS, Series 15, 0.00%, due 03/07/19‡	130,855
50,000	Financing Corp. FICO STRIPS, Series 19, 0.00%, due 06/06/19‡	43,243
20,000	Financing Corp. FICO STRIPS, Series D, 0.00%, due 09/26/19‡	17,111
830,000	FNMA, 0.00%, due 10/09/19‡	632,333
324,475	FNMA, 3.87%, due 06/01/36†	343,470
360,000	FNMA, 4.38%, due 10/15/15	408,698
143,491	FNMA, 5.04%, due 09/01/35†	152,383
1,850,000	FNMA, 5.25%, due 08/01/12	1,926,768
555,000	FNMA, 5.63%, due 07/15/37	763,190
389,251	FNMA, 5.77%, due 08/01/37†	415,054
585,000	FNMA, 6.63%, due 11/15/30	872,144
1,163,947	GNMA, 0.58%, due 12/20/60†	1,149,731

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

2,068,426	GNMA, 0.65%, due 02/20/61†	2,051,416
2,040,117	GNMA, 0.70%, due 01/20/61†	2,030,026
490,957	GNMA, 0.70%, due 03/20/61†	487,312
1,790,064	GNMA, (IO), 5.82%, due 11/20/40†	293,585
1,567,952	GNMA, (IO), 6.32%, due 11/20/38†	235,962
122,925	GNMA, (IO), 6.32%, due 11/20/38†	17,873
1,066,159	GNMA, (IO), 6.42%, due 01/20/40†	172,705
4,000,000	Overseas Private Investment Corp., 0.00%, due 11/18/13‡	4,000,000
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	244,353
179,240	U.S. Treasury Bond, 2.38%, due 01/15/27	224,344
3,890,000	U.S. Treasury Bond, 3.75%, due 08/15/41	4,529,423
3,200,000	U.S. Treasury Bond, 3.88%, due 08/15/40	3,802,499
200,000	U.S. Treasury Bond, 4.25%, due 11/15/40	252,938
200,000	U.S. Treasury Bond, 4.38%, due 02/15/38	255,531
2,380,000	U.S. Treasury Bond, 4.38%, due 11/15/39	3,060,159
900,000	U.S. Treasury Bond, 4.38%, due 05/15/41	1,162,832
4,000,000	U.S. Treasury Bond, 4.50%, due 02/15/36	5,180,000
6,090,000	U.S. Treasury Bond, 4.75%, due 02/15/41	8,322,369
1,800,000	U.S. Treasury Bond, 5.25%, due 02/15/29	2,458,688
800,000	U.S. Treasury Bond, 7.50%, due 11/15/24	1,272,375
16,420,566	U.S. Treasury Inflation Indexed Bond, 1.13%, due 01/15/21(a)	17,935,626
1,906,056	U.S. Treasury Inflation Indexed Bond, 1.25%, due 07/15/20	2,105,746
1,326,395	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28(b)	1,538,204
102,442	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26(b)	121,817
2,142,722	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40	2,723,433
2,682,212	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/41	3,431,136
1,201,231	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28(b)	1,729,209
180,000	U.S. Treasury Note, 0.13%, due 08/31/13	179,585
4,150,000	U.S. Treasury Note, 0.38%, due 06/30/13	4,159,736
10,000	U.S. Treasury Note, 0.50%, due 05/31/13	10,044
11,375,000	U.S. Treasury Note, 0.63%, due 07/31/12	11,420,341
8,325,000	U.S. Treasury Note, 0.75%, due 05/31/12	8,359,432
460,000	U.S. Treasury Note, 0.75%, due 09/30/16	460,753
2,520,000	U.S. Treasury Note, 1.00%, due 08/31/16	2,526,693
70,000	U.S. Treasury Note, 1.38%, due 02/15/13	71,096
530,000	U.S. Treasury Note, 1.50%, due 06/30/16	544,700
2,190,000	U.S. Treasury Note, 1.88%, due 02/28/14	2,269,046
100,000	U.S. Treasury Note, 1.88%, due 08/31/17	103,891
6,940,000	U.S. Treasury Note, 2.13%, due 08/15/21	7,063,650
6,170,000	U.S. Treasury Note, 2.25%, due 07/31/18	6,512,244
600,000	U.S. Treasury Note, 2.63%, due 08/15/20	642,703
6,400,000	U.S. Treasury Note, 2.75%, due 02/15/19	6,959,002
3,500,000	U.S. Treasury Note, 2.88%, due 03/31/18	3,842,345

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

3,120,000	U.S. Treasury Note, 3.13%, due 05/15/21	3,463,440
800,000	U.S. Treasury Note, 3.25%, due 05/31/16	887,625
300,000	U.S. Treasury Note, 3.38%, due 11/15/19	340,266

		138,414,096

	TOTAL DEBT OBLIGATIONS (COST $1,040,508,491)	1,057,382,859

Shares	Description	Value ($)

	COMMON STOCKS — 0.0%

	Auto Manufacturers — 0.0%

8,151	General Motors Co.*	164,488

	Building Materials — 0.0%

280	Nortek, Inc.*	6,160
10,371	US Concrete, Inc.* ¤	43,247

		49,407

	Diversified Financial Services — 0.0%

1,754	CIT Group, Inc.*	53,269

	Oil & Gas Services — 0.0%

181	SemGroup Corp.*	3,613

	TOTAL COMMON STOCKS (COST $487,779)	270,777

	PREFERRED STOCKS — 0.2%

	Banks — 0.1%

600	Wells Fargo & Co., 7.50% Class A	619,836

	Diversified Financial Services — 0.1%

10,250	Citigroup Capital XII, 8.50%	257,275
40,425	Citigroup Capital XIII, 7.88%	1,067,624

		1,324,899

	Sovereign — 0.0%

700	FNMA, 0.00%	1,925

	TOTAL PREFERRED STOCKS (COST $1,743,312)	1,946,660

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Shares	Description	Value ($)

	WARRANTS — 0.0%

	Auto Manufacturers — 0.0%

7,411	General Motors Co., Strike Price $10.00, Expires 7/10/16*	86,264
7,411	General Motors Co., Strike Price $18.33, Expires 7/10/19*	58,769

		145,033

	Media — 0.0%

307	Charter Communications, Inc., Strike Price $46.68, Expires 11/30/14*	4,145

	Oil & Gas Services — 0.0%

190	SemGroup Corp., Strike Price $25.00, Expires 11/30/14*	779

	TOTAL WARRANTS (COST $307,300)	149,957

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

162,500	Eurodollar Mid-Curve 2-Year Futures Option with Barclays Capital, Inc., Strike Price $99.75, Expires 12/16/11	406
162,500	Eurodollar Mid-Curve 3-Year Futures Option with Barclays Capital, Inc., Strike Price $98.75, Expires 12/16/11	10,157

	TOTAL CALL OPTIONS PURCHASED (COST $14,235)	10,563

	Put Options — 0.0%

5,000,000	Eurodollar Mid-Curve 3-Year Futures Option with Goldman Sachs Capital Markets, Strike Price $2.00, Expires 11/19/12	2,439

	TOTAL PUT OPTIONS PURCHASED (COST $12,125)	2,439

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 10.0%

	U.S. Government and Agency Obligations — 3.2%

7,100,000	FHLMC Discount Note, 0.00%, due 02/10/12‡	7,099,744
6,300,000	FNMA Discount Note, 0.00%, due 11/09/11‡	6,299,591
7,100,000	FNMA Discount Note, 0.00%, due 01/04/12‡	7,099,815
12,800,000	FNMA Discount Note, 0.00%, due 02/01/12‡	12,799,565

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $33,291,365)	33,298,715

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Bank Deposit — 6.8%

70,055,600	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/03/11	70,055,600

	TOTAL SHORT-TERM INVESTMENTS (COST $103,346,965)	103,354,315

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 112.4% (Cost $1,146,420,207)	1,163,117,570

	TBA SALE COMMITMENTS — (2.9)%

(10,000,000)	FNMA TBA, 4.00%, due 12/01/39	(10,484,375)
(18,000,000)	FNMA TBA, 4.50%, due 04/01/39	(19,099,687)

		(29,584,062)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $29,406,719)	(29,584,062)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 109.5% (Cost $1,117,013,488)	1,133,533,508

	Other Assets and Liabilities (net) — (9.5)%	(98,710,898)

	NET ASSETS — 100.0%	$1,034,822,610

	Notes to Schedule of Investments:

	FHLB — Federal Home Loan Bank

	FHLMC — Federal Home Loan Mortgage Corporation

	FNMA — Federal National Mortgage Association

	GNMA — Government National Mortgage Association

	IO — Interest Only

	MTN — Medium Term Note

	PIK — Payment In Kind

	REIT — Real Estate Investment Trust

	REMIC — Real Estate Mortgage Investment Conduit

	TBA — To Be Announced

	* Non-income producing security

	(a) All or a portion of this security is held for open futures collateral.

	(b) All or a portion of this security is held for open written options collateral.

 ¤ Illiquid security. The total market value of the securities at period end is $622,865 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2011 was $2,391,379.

 **** Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $21,268 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2011 was $220,257.

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Notes to Schedule of Investments:

† Floating rate note. Rate shown is as of September 30, 2011.

†† Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

††† Security is currently in default.

‡ Zero coupon bond

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $79,440,695 which represents 7.7% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

A summary of outstanding financial instruments at September 30, 2011 is as follows:

Forward Currency Contracts

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)
Buys
10/31/11	CAD	Credit Suisse Londan Branch (GFX)	553,000	$530,322	$(27,425)
2/13/12	CNY	Citibank N.A.	4,642,400	728,609	8,913
2/13/12	CNY	JPMorgan Chase Bank	41,623,700	6,532,700	141,695
11/15/11	CNY	JPMorgan Chase Bank	5,986,164	937,837	6,573
8/05/13	CNY	UBS AG	8,424,725	1,343,890	9,809
10/19/11	EUR	JPMorgan Chase Bank	300,000	402,464	(31,782)
7/12/12	INR	JPMorgan Chase Bank	57,057,480	1,139,265	(88,305)
11/14/11	KRW	JPMorgan Chase Bank	4,489,590,000	3,801,516	(412,479)
12/09/11	SGD	UBS AG	12,782	9,810	(743)
1/11/12	TWD	Citibank N.A.	121,918,080	4,012,484	(237,754)

					$(631,498)

Sales
10/20/11	AUD	Citibank N.A.	12,350,000	$11,980,296	$90,697
10/20/11	AUD	JPMorgan Chase Bank	12,024,000	11,664,055	119,465
11/16/11	EUR	Citibank N.A.	576,166	772,831	55,571
10/19/11	EUR	Credit Suisse Londan Branch (GFX)	3,554,000	4,767,852	194,420
10/19/11	EUR	Morgan Stanley & Co., Inc.	3,555,000	4,769,194	184,699
12/08/11	GBP	Citibank N.A.	1,447,000	2,252,727	64,817

					$709,669

Currency Abbreviations

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CNY	—	Chinese Yuan
EUR	—	Euro
GBP	—	British Pound Sterling
INR	—	Indian Rupee
KRW	—	South Korean Won
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Futures Contracts

				Net
				Unrealized
Number of				Appreciation
Contracts	Type	Expiration Date	Contract Value	(Depreciation)
Buys
453	Eurodollar 90 Day	December 2011	$112,649,010	$52,596
75	Eurodollar 90 Day	September 2015	18,346,066	270,938
38	Eurodollar 90 Day	June 2015	9,310,540	133,475
10	U.S. Treasury Note 5 Yr.	December 2011	1,224,876	1,172
110	U.S. Treasury Bond 30 Yr.	December 2011	17,447,228	1,604,722
29	Euro-Bobl	December 2011	4,751,993	(778)
25	Eurodollar 90 Day	March 2012	6,213,206	(4,063)
204	Eurodollar 90 Day	March 2014	50,436,960	981,750

				$3,039,812

Sales
102	U.S. Treasury Note 2 Yr.	December 2011	$22,460,387	$19,672
57	U.S. Treasury Bond 30 Yr.	December 2011	8,129,440	(350,734)
28	U.S. Treasury Note 5 Yr.	December 2011	3,429,533	(1,750)
249	U.S. Treasury Note 10 Yr.	December 2011	32,392,535	(239,961)
25	Eurodollar 90 Day	March 2013	6,212,419	(29,688)

				$(602,461)

Written Options

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	September 30, 2011
CALL — EURODOLLAR FUTURES
Strike @ $99.38 Expires 03/19/2012	Barclays Capital, Inc.	38	21,040	(17,812)
CALL — EURODOLLAR FUTURES
Strike @ $99.50 Expires 03/19/2012	Barclays Capital, Inc.	70	25,035	(17,937)
CALL — EURODOLLAR FUTURES
Strike @ $99.63 Expires 06/18/2012	Barclays Capital, Inc.	32	9,096	(4,600)
CALL — EURODOLLAR MID-CURVE 2-YEAR FUTURES
Strike @ $99.50 Expires 12/16/2011	Barclays Capital, Inc.	65	6,289	(1,625)
CALL — EURODOLLAR MID-CURVE 3-YEAR FUTURES
Strike @ $99.00 Expires 12/16/2011	Barclays Capital, Inc.	65	3,851	(3,250)
CALL — OTC 1YR. VS. 1YR. FORWARD VOLATILITY AGREEMENT
Strike TBD Expires 10/11/2011	Royal Bank of Scotland Plc	20,700,000	109,300	(77,327)

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Written Options — continued

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	September 30, 2011
CALL — OTC 1YR. VS. 2YR. FORWARD VOLATILITY AGREEMENT
Strike TBD Expires 11/14/2011	Morgan Stanley Capital Services, Inc.	21,200,000	231,398	(220,492)
PUT — 5 YEAR CREDIT DEFAULT SWAPTION ON DOW JONES CDX INDEX
Strike @ $1.20 Expires 12/21/2011	Morgan Stanley Capital Services, Inc.	21,100,000	97,060	(294,818)
PUT — EURODOLLAR FUTURES
Strike @ $99.38 Expires 03/19/2012	Barclays Capital, Inc.	38	15,076	(14,488)
PUT — EURODOLLAR FUTURES
Strike @ $99.50 Expires 03/19/2012	Barclays Capital, Inc.	70	28,098	(33,688)
PUT — EURODOLLAR FUTURES
Strike @ $99.63 Expires 06/18/2012	Barclays Capital, Inc.	32	11,096	(21,800)
PUT — OTC 1 YEAR INTEREST RATE SWAPTION
Strike @ $1.00 Expires 11/19/2012	Goldman Sachs Capital Markets	5,000,000	28,526	(6,131)
PUT — OTC 10 YEAR INTEREST RATE SWAPTION
Strike @ $4.25 Expires 10/11/2011	Royal Bank of Scotland Plc	1,700,000	12,750	—
PUT — OTC 10 YEAR INTEREST RATE SWAPTION
Strike @ $10.00 Expires 07/10/2012	Morgan Stanley Capital Services, Inc.	4,000,000	24,503	(4)
PUT — OTC 10 YEAR INTEREST RATE SWAPTION
Strike @ $10.00 Expires 07/10/2012	Royal Bank of Scotland Plc	300,000	2,040	—
PUT — OTC 10 YEAR INTEREST RATE SWAPTION
Strike @ $10.00 Expires 07/10/2012	Credit Suisse Securities	100,000	690	—
PUT — OTC 2 YEAR INTEREST RATE SWAPTION
Strike @ $2.25 Expires 09/24/2012	Bank of America N.A.	500,000	3,417	(343)

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Written Options — continued

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	September 30, 2011
PUT — OTC 2 YEAR INTEREST RATE SWAPTION
Strike @ $2.25 Expires 09/24/2012	Citibank N.A.	400,000	2,725	(274)
PUT — OTC 2 YEAR INTEREST RATE SWAPTION
Strike @ $2.25 Expires 09/24/2012	Morgan Stanley Capital Services, Inc.	1,000,000	6,400	(686)
PUT — OTC 2 YEAR INTEREST RATE SWAPTION
Strike @ $2.25 Expires 09/24/2012	Goldman Sachs Capital Markets	100,000	593	(69)
PUT — OTC 3 YEAR INTEREST RATE SWAPTION
Strike @ $3.00 Expires 06/18/2012	Morgan Stanley Capital Services, Inc.	1,600,000	14,049	(746)
PUT — OTC 3 YEAR INTEREST RATE SWAPTION
Strike @ $2.75 Expires 06/18/2012	Royal Bank of Scotland Plc	6,300,000	61,740	(3,735)
PUT — U.S. TREASURY BOND 10-YEAR FUTURES
Strike @ $126.00 Expires 11/25/2011	Barclays Capital, Inc.	32	29,896	(9,000)
PUT — U.S. TREASURY BOND 10-YEAR FUTURES
Strike @ $128.50 Expires 11/25/2011	Barclays Capital, Inc.	30	23,527	(23,438)
PUT — U.S. TREASURY BOND 5-YEAR FUTURES
Strike @ $121.50 Expires 11/25/2011	Barclays Capital, Inc.	57	37,377	(15,586)

TOTAL			$805,572	$(767,849)

Interest Rate Swaps

		Unrealized
	Notional	Appreciation
Description	Amount	(Depreciation)	Value
Agreement with Royal Bank of Scotland Plc dated 06/07/11 receiving a fixed rate of 3.50% paying the notional amount multiplied by the three-month LIBOR rate. Expiring 06/17/16.	$59,200,000	$798,548	$732,244

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Value
8,500,000	06/20/15	Barclay’s Capital, Inc.	$57,588
1,600,000	12/20/19	Bank of America N.A.	(47,906)
4,400,000	03/20/21	Goldman Sachs International	2,610
1,300,000	12/20/19	UBS AG	(38,924)
900,000	03/20/16	Deutsche Bank AG	68,760
1,400,000	03/20/16	Morgan Stanley Capital Services, Inc.	106,960
400,000	12/20/15	Deutsche Bank AG	23,957

			$173,045

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	102.2
Short-Term Investments	10.0
Futures Contracts	0.2
Preferred Stocks	0.2
Swaps	0.1
Common Stocks	0.0
Warrants	0.0
Forward Foreign Currency Contracts	0.0
Options Purchased	0.0
Written Options	(0.1)
TBA Sale Commitments	(2.9)
Other Assets and Liabilities (net)	(9.7)

100.0%

See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund
(formerly known as MGI US Short Maturity Fixed Income Fund)
Schedule of Investments
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 99.4%

	Asset Backed Securities — 11.7%

147,605	Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.45%, due 05/15/14	148,430
200,000	Ally Auto Receivables Trust, Series 2010-2, Class A4, 2.09%, due 05/15/15	205,151
65,000	Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, due 08/17/15	66,071
200,000	Ally Auto Receivables Trust, Series 2011-1, Class A4, 2.23%, due 03/15/16	206,936
112,888	AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A2, 1.22%, due 10/08/13	113,044
135,000	AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A3, 1.71%, due 08/08/14	135,848
112,446	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, due 09/15/13 144A	112,937
198,905	Bank of America Auto Trust, Series 2010-2, Class A3, 1.31%, due 07/15/14	199,769
125,790	Capital Auto Receivables Asset Trust, Series 2007-4A, Class A4, 5.30%, due 05/15/14	127,410
45,791	CarMax Auto Owner Trust, Series 2009-1, Class A3, 4.12%, due 03/15/13	46,103
146,269	CarMax Auto Owner Trust, Series 2009-2, Class A3, 1.74%, due 04/15/14	147,198
108,788	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 1A6, 4.36%, due 08/25/14	109,168
228,989	Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, due 01/15/16	231,146
399,867	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.59%, due 10/15/13 144A	402,969
230,000	CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, due 01/15/16	236,192
115,000	CNH Equipment Trust, Series 2011-A, Class A3, 1.20%, due 05/16/16	115,558
122,010	Ford Credit Auto Owner Trust, Series 2009-B, Class A3, 2.79%, due 08/15/13	122,889
90,714	Ford Credit Auto Owner Trust, Series 2009-E, Class A3, 1.51%, due 01/15/14	91,106
124,000	Ford Credit Auto Owner Trust, Series 2009-E, Class A4, 2.42%, due 11/15/14	127,103
200,000	Ford Credit Auto Owner Trust, Series 2011-A, Class A3, 0.97%, due 01/15/15	200,907
100,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.80%, due 11/15/17	108,204
88,036	Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3, 1.74%, due 09/15/13	88,321
125,000	Harley-Davidson Motorcycle Trust, Series 2009-3, Class A4, 2.54%, due 04/15/17	126,546
114,521	Honda Auto Receivables Owner Trust, Series 2010-2, Class A3, 1.34%, due 03/18/14	115,132
30,000	Hyundai Auto Receivables Trust, Series 2010-A, Class A4, 2.45%, due 12/15/16	31,109
25,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.97%, due 04/15/15	25,097
65,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.63%, due 03/15/17	65,983
22,846	John Deere Owner Trust, Series 2009-A, Class A3, 2.59%, due 10/15/13	22,934
450,000	John Deere Owner Trust, Series 2009-A, Class A4, 3.96%, due 05/16/16	459,030
25,000	John Deere Owner Trust, Series 2011-A, Class A3, 1.29%, due 01/15/16	25,222
175,520	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.42%, due 08/15/14	176,602
117,998	Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3, 5.00%, due 09/15/14	119,963
36,700	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, due 02/15/13	36,908
20,000	Santander Drive Auto Receivables Trust, Series 2010-3, Class A3, 1.20%, due 06/16/14	20,011
300,000	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, due 11/17/14 144A	302,644
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36¤ 144A	1
178,000	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.53%, due 07/15/15	182,520

See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund
(formerly known as MGI US Short Maturity Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

17,977	World Omni Auto Receivables Trust, Series 2009-A, Class A3, 3.33%, due 05/15/13	18,060
260,000	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.21%, due 05/15/15	264,924

		5,335,146

	Corporate Debt — 19.7%

20,000	Abbott Laboratories, 2.70%, due 05/27/15	21,013
45,000	Alabama Power Co., Series 2, 5.80%, due 11/15/13	49,521
80,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	84,817
35,000	American Express Co., 7.25%, due 05/20/14	39,691
25,000	American Express Credit Corp., 5.13%, due 08/25/14	27,077
105,000	American Express Credit Corp., 7.30%, due 08/20/13	114,986
150,000	American Honda Finance Corp., 2.38%, due 03/18/13 144A	152,141
60,000	AON Corp., 3.50%, due 09/30/15	61,979
60,000	Arrow Electronics, Inc., 6.88%, due 07/01/13	64,161
55,000	Atmos Energy Corp., 4.95%, due 10/15/14	59,925
15,000	BAE Systems Holdings, Inc., 4.95%, due 06/01/14 144A	16,103
10,000	BAE Systems Holdings, Inc., 5.20%, due 08/15/15 144A	10,959
25,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	26,991
80,000	Bank of New York Mellon Corp. (The), 5.13%, due 08/27/13	86,147
65,000	Bank of Nova Scotia, 2.25%, due 01/22/13	66,248
40,000	BB&T Corp., 3.20%, due 03/15/16	40,896
100,000	BB&T Corp., 5.70%, due 04/30/14	109,212
170,000	BellSouth Corp., 5.20%, due 09/15/14	186,794
30,000	BHP Billiton Finance USA, Ltd., 4.80%, due 04/15/13	31,649
30,000	BHP Billiton Finance USA, Ltd., 8.50%, due 12/01/12	32,580
35,000	BlackRock, Inc., 3.50%, due 12/10/14	37,218
20,000	Boeing Co. (The), 5.00%, due 03/15/14	21,956
80,000	BP Capital Markets Plc, 3.63%, due 05/08/14	84,027
30,000	Burlington Northern Santa Fe LLC, 7.00%, due 02/01/14	33,936
15,000	Canadian Imperial Bank of Commerce/Canada, 2.35%, due 12/11/15	15,208
15,000	Canadian National Railway Co., 4.40%, due 03/15/13	15,763
25,000	Canadian Natural Resources, Ltd., 4.90%, due 12/01/14	27,251
35,000	Capital One Financial Corp., 7.38%, due 05/23/14	39,118
25,000	Cargill, Inc., 4.38%, due 06/01/13 144A	26,260
75,000	Caterpillar Financial Services Corp., 6.13%, due 02/17/14	83,725
25,000	Caterpillar, Inc., 7.00%, due 12/15/13	28,289
15,000	CBS Corp., 8.20%, due 05/15/14	17,253
195,000	Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, due 02/01/14	213,456
15,000	CenterPoint Energy Houston Electric LLC, Series U, 7.00%, due 03/01/14	16,906
25,000	CenterPoint Energy Resources Corp., 5.95%, due 01/15/14	27,162
25,000	Charles Schwab Corp. (The), 4.95%, due 06/01/14	27,337
20,000	Cisco Systems, Inc., 5.50%, due 02/22/16	23,082
315,000	Citigroup, Inc., Global Note, 5.50%, due 04/11/13	324,324
100,000	CME Group, Inc., 5.75%, due 02/15/14	109,887
35,000	CNA Financial Corp., 5.85%, due 12/15/14	37,004
40,000	Coca-Cola Co. (The), 1.50%, due 11/15/15	40,411

See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund
(formerly known as MGI US Short Maturity Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

30,000	Comcast Cable Communications LLC, 7.13%, due 06/15/13	32,770
70,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.85%, due 01/10/14	70,810
50,000	Cox Communications, Inc., 5.45%, due 12/15/14	55,404
150,000	Credit Suisse, 5.50%, due 05/01/14	158,667
80,000	Credit Suisse USA, Inc., 5.13%, due 08/15/15	84,467
30,000	Crown Castle Towers LLC, 3.21%, due 08/15/15 144A	30,484
60,000	CSX Corp., 6.30%, due 03/15/12	61,407
15,000	Daimler Finance North America LLC, 7.30%, due 01/15/12	15,261
30,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	32,954
20,000	Dell, Inc., 4.70%, due 04/15/13	21,094
60,000	Delmarva Power & Light Co., Series I, 6.40%, due 12/01/13	66,308
25,000	Deutsche Bank AG, 3.88%, due 08/18/14	25,532
65,000	Deutsche Bank Financial LLC, 5.38%, due 03/02/15	65,909
75,000	Deutsche Telekom International Finance BV, 4.88%, due 07/08/14	80,041
60,000	Diageo Finance BV, 5.50%, due 04/01/13	64,064
30,000	Dow Chemical Co. (The), 5.90%, due 02/15/15	33,142
10,000	Dow Chemical Co. (The), 7.60%, due 05/15/14	11,365
20,000	Duke Energy Carolinas LLC, 5.75%, due 11/15/13	21,944
15,000	Duke Energy Corp., 3.35%, due 04/01/15	15,667
35,000	Duke Energy Corp., 5.65%, due 06/15/13	37,372
25,000	eBay, Inc., 1.63%, due 10/15/15	25,099
10,000	EI Du Pont de Nemours & Co., 5.88%, due 01/15/14	11,030
35,000	Emerson Electric Co., 5.00%, due 12/15/14	39,012
25,000	ERAC USA Finance Co., Series 1, 2.75%, due 07/01/13 144A	25,302
55,000	General Electric Capital Corp., 4.75%, due 09/15/14	58,939
485,000	General Electric Capital Corp., 4.88%, due 03/04/15	518,304
30,000	General Electric Capital Corp., 5.50%, due 06/04/14	32,544
30,000	General Mills, Inc., 5.65%, due 09/10/12	31,330
85,000	Goldman Sachs Group (The), Inc., 3.63%, due 02/07/16	82,836
106,000	Goldman Sachs Group (The), Inc., 3.70%, due 08/01/15	103,874
116,000	Goldman Sachs Group (The), Inc., 5.00%, due 10/01/14	120,253
50,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	51,978
120,000	Hewlett-Packard Co., 6.13%, due 03/01/14	131,261
45,000	Honeywell International, Inc., 3.88%, due 02/15/14	48,418
50,000	International Business Machines Corp., 7.50%, due 06/15/13	55,388
20,000	Intuit, Inc., 5.40%, due 03/15/12	20,366
50,000	Jackson National Life Global Funding, 5.38%, due 05/08/13 144A	52,829
61,000	Jefferies Group, Inc., 3.88%, due 11/09/15	59,759
60,000	John Deere Capital Corp., 4.50%, due 04/03/13	63,403
20,000	John Deere Capital Corp., 4.90%, due 09/09/13	21,498
35,000	Johnson Controls, Inc., 4.88%, due 09/15/13	37,426
15,000	KCP&L Greater Missouri Operations Co., 11.88%, due 07/01/12	16,135
60,000	KeyCorp, 6.50%, due 05/14/13	64,025
15,000	Macquarie Group, Ltd., 7.30%, due 08/01/14 144A	16,252
45,000	Merck & Co., Inc., 4.75%, due 03/01/15	50,585
50,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	49,567

See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund
(formerly known as MGI US Short Maturity Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

160,000	Merrill Lynch & Co., Inc., 6.15%, due 04/25/13	160,136
200,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	210,000
100,000	Morgan Stanley, 4.10%, due 01/26/15	95,424
100,000	Morgan Stanley, 6.00%, due 05/13/14	101,330
25,000	NASDAQ OMX Group (The), Inc., 4.00%, due 01/15/15	25,497
50,000	National City Corp., 4.90%, due 01/15/15	54,290
40,000	National Rural Utilities Cooperative Finance Corp., 2.63%, due 09/16/12	40,734
50,000	National Semiconductor Corp., 3.95%, due 04/15/15	53,618
65,000	New York Life Global Funding, 3.00%, due 05/04/15 144A	67,622
15,000	News America, Inc., 7.60%, due 10/11/15	17,241
50,000	Nisource Finance Corp., 6.15%, due 03/01/13	52,948
20,000	Nomura Holdings, Inc., 4.13%, due 01/19/16	20,315
40,000	Nomura Holdings, Inc., 5.00%, due 03/04/15	41,949
10,000	Northern States Power Co., Series B, 8.00%, due 08/28/12	10,644
25,000	Northern Trust Corp., 4.63%, due 05/01/14	26,968
60,000	Northern Trust Corp., 5.50%, due 08/15/13	65,106
20,000	Nucor Corp., 5.00%, due 12/01/12	20,946
60,000	Ohio Power Co., Series L, 5.75%, due 09/01/13	64,444
20,000	Oncor Electric Delivery Co. LLC, 6.38%, due 01/15/15	22,883
45,000	Oracle Corp., 5.25%, due 01/15/16	51,738
25,000	PACCAR, Inc., 6.38%, due 02/15/12	25,486
160,000	PacifiCorp, 5.45%, due 09/15/13	172,293
25,000	PC Financial Partnership, 5.00%, due 11/15/14	27,138
80,000	PepsiCo, Inc., 3.75%, due 03/01/14	85,474
25,000	PG&E Corp., 5.75%, due 04/01/14	27,430
15,000	Pitney Bowes, Inc., 3.88%, due 06/15/13	15,548
10,000	Pitney Bowes, Inc., 4.88%, due 08/15/14	10,740
30,000	Potash Corp. of Saskatchewan, Inc., 3.75%, due 09/30/15	31,892
35,000	PPG Industries, Inc., 5.75%, due 03/15/13	37,282
80,000	Praxair, Inc., 2.13%, due 06/14/13	81,919
60,000	Pricoa Global Funding I, 5.45%, due 06/11/14 144A	65,392
65,000	Procter & Gamble Co. (The), 4.95%, due 08/15/14	72,679
50,000	Protective Life Secured Trusts, 5.45%, due 09/28/12	52,108
15,000	Public Service Electric & Gas Co., 2.70%, due 05/01/15	15,692
10,000	Rio Tinto Finance USA, Ltd., 1.88%, due 11/02/15	10,020
30,000	Rio Tinto Finance USA, Ltd., 8.95%, due 05/01/14	35,498
25,000	Ryder System, Inc., 6.00%, due 03/01/13	26,560
60,000	SABMiller Plc, 5.50%, due 08/15/13 144A	64,408
50,000	Sempra Energy, 6.00%, due 02/01/13	52,982
40,000	Shell International Finance BV, 1.88%, due 03/25/13	40,836
45,000	Shell International Finance BV, 4.00%, due 03/21/14	48,533
30,000	Southern California Edison Co., 4.15%, due 09/15/14	32,468
15,000	Spectra Energy Capital LLC, 5.67%, due 08/15/14	16,324
15,000	State Street Corp., 2.88%, due 03/07/16	15,348
55,000	State Street Corp., 4.30%, due 05/30/14	59,373
35,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	42,706
15,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	14,937

See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund
(formerly known as MGI US Short Maturity Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

55,000	Time Warner Cable, Inc., 3.50%, due 02/01/15	57,236
50,000	Time Warner Cable, Inc., 8.25%, due 02/14/14	56,859
22,000	Total Capital SA, 3.00%, due 06/24/15	23,277
36,000	Toyota Motor Credit Corp., 3.20%, due 06/17/15	37,805
20,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	20,839
30,000	Travelers Property Casualty Corp., 5.00%, due 03/15/13	31,517
25,000	Union Pacific Corp., 5.45%, due 01/31/13	26,499
60,000	United Technologies Corp., 4.88%, due 05/01/15	67,367
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/14	16,442
70,000	US Bancorp, 1.38%, due 09/13/13	70,464
75,000	US Bancorp, 3.15%, due 03/04/15	78,335
35,000	Verizon Communications, Inc., 5.55%, due 02/15/16	39,970
50,000	Verizon New Jersey, Inc., Series A, 5.88%, due 01/17/12	50,730
65,000	Vodafone Group Plc, 4.15%, due 06/10/14	69,876
60,000	Wachovia Corp., 4.88%, due 02/15/14	62,442
70,000	Wachovia Corp., 5.50%, due 05/01/13	74,414
50,000	Wal-Mart Stores, Inc., 4.55%, due 05/01/13	53,132
40,000	Wal-Mart Stores, Inc., 7.25%, due 06/01/13	44,329
50,000	WEA Finance LLC/WT Finance Aust Pty, Ltd., 7.50%, due 06/02/14 144A	55,810
30,000	WellPoint, Inc., 5.00%, due 12/15/14	32,924
100,000	Wells Fargo & Co., 4.38%, due 01/31/13	103,795
55,000	Westpac Banking Corp., 4.20%, due 02/27/15	57,707
15,000	Wisconsin Electric Power Co., 6.00%, due 04/01/14	16,802
65,000	Wyeth, 5.50%, due 02/01/14	71,597
25,000	Xerox Corp., 4.25%, due 02/15/15	26,465
20,000	Xerox Corp., 5.65%, due 05/15/13	21,175

		8,957,245

	Mortgage Backed Securities - Private Issuers — 5.0%

215,000	Banc of America Mortgage Securities, Inc., Series 2004-3, Class 1A26, 5.50%, due 04/25/34	220,516
119,298	Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A3, 4.80%, due 01/12/41	120,877
48,316	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB, 4.82%, due 02/13/42†	49,932
103,894	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.25%, due 09/25/33	109,564
137,071	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, 5.44%, due 09/15/30† 144A	141,448
250,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.35%, due 01/17/32†	263,730
902	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	922
51,860	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-17, Class 2A6, 3.50%, due 07/25/18	52,994
112,304	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.25%, due 11/25/33	116,397
90,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, 5.82%, due 03/15/39†	94,538

See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund
(formerly known as MGI US Short Maturity Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued

90,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.40%, due 08/10/38†	95,867
94,752	Honda Auto Receivables Owner Trust, Series 2010-1, Class A3, 1.25%, due 10/21/13	95,071
84,033	MASTR Alternative Loans Trust, Series 2004-8, Class 7A1, 5.00%, due 09/25/19	88,291
115,746	MASTR Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, due 09/25/18	119,177
100,000	Morgan Stanley Re-REMIC Trust, Series 2010-HQ4B, Class A7A, 4.97%, due 04/16/40 144A	104,439
119,901	NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, due 10/29/20	121,201
62,882	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, due 12/08/20	64,179
79,407	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, due 02/25/19	80,259
172,196	WaMu Mortgage Pass-Through Certificates, Series 2003-S1, Class A5, 5.50%, due 04/25/33	178,136
147,220	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS2, Class 3A1, 5.00%, due 03/25/18	150,490

		2,268,028

	Mortgage Backed Securities - U.S. Government Agency Obligations — 16.8%

48,054	FHLMC, Pool # B14248, 4.00%, due 05/01/14	49,148
60,561	FHLMC, Pool # C91030, 5.50%, due 05/01/27	65,703
160,524	FHLMC, Pool # G11977, 6.00%, due 05/01/21	174,731
26,670	FHLMC, Series 2394, Class KD, 6.00%, due 12/15/16	28,570
95,495	FHLMC, Series 2405, Class PE, 6.00%, due 01/15/17	102,933
62,596	FHLMC, Series 2513, Class DM, 5.50%, due 10/15/17	67,452
48,163	FHLMC, Series 2566, Class LH, 5.00%, due 04/15/32	49,725
195,348	FHLMC, Series 2590, Class AQ, 4.25%, due 03/15/18	209,587
38,322	FHLMC, Series 2594, Class YA, 4.00%, due 04/15/23	40,799
23,154	FHLMC, Series 2610, Class DJ, 4.00%, due 03/15/33	23,512
36,555	FHLMC, Series 2614, Class NA, 3.75%, due 04/15/33	37,422
54,152	FHLMC, Series 2614, Class UD, 5.50%, due 06/15/31	55,163
38,403	FHLMC, Series 2617, Class KD, 5.00%, due 05/15/20	39,671
68,098	FHLMC, Series 2644, Class ED, 4.00%, due 02/15/18	70,638
150,000	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	160,096
11,598	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	11,674
60,000	FHLMC, Series 2675, Class CK, 4.00%, due 09/15/18	63,898
170,000	FHLMC, Series 2682, Class LC, 4.50%, due 07/15/32	185,695
200,000	FHLMC, Series 2695, Class BG, 4.50%, due 04/15/32	218,845
185,000	FHLMC, Series 2709, Class PE, 5.00%, due 12/15/22	201,633
50,000	FHLMC, Series 2714, Class BQ, 4.50%, due 12/15/18	54,764
19,291	FHLMC, Series 2751, Class VC, 5.00%, due 02/15/15	19,289
158,791	FHLMC, Series 2758, Class VG, 5.50%, due 02/15/15	167,150
102,468	FHLMC, Series 2760, Class LB, 4.50%, due 01/15/33	110,838
111,610	FHLMC, Series 2827, Class QE, 5.50%, due 03/15/33	118,048
120,000	FHLMC, Series 2840, Class BC, 5.00%, due 01/15/32	123,492
72,426	FHLMC, Series 2864, Class NA, 5.50%, due 01/15/31	75,389
93,464	FHLMC, Series 2866, Class W, 4.50%, due 08/15/34	102,190
129,646	FHLMC, Series 2881, Class AE, 5.00%, due 08/15/34	141,870

See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund
(formerly known as MGI US Short Maturity Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

130,000	FHLMC, Series 2899, Class KB, 4.50%, due 03/15/19	137,979
68,845	FHLMC, Series 2931, Class AM, 4.50%, due 07/15/19	72,184
200,000	FHLMC, Series 2931, Class DC, 4.00%, due 06/15/18	208,568
225,000	FHLMC, Series 2931, Class QC, 4.50%, due 01/15/19	236,868
50,000	FHLMC, Series 2962, Class YE, 4.50%, due 09/15/18	52,800
56,744	FHLMC, Series 3001, Class BN, 4.50%, due 06/15/33	59,989
164,990	FHLMC, Series 3035, Class PA, 5.50%, due 09/15/35	186,656
74,099	FHLMC, Series 3088, Class CK, 5.50%, due 06/15/33	76,237
66,355	FNMA, Pool # 255598, 5.00%, due 12/01/14	68,762
98,316	FNMA, Pool # 254762, 5.00%, due 05/01/23	107,470
52,535	FNMA, Pool # 254831, 5.00%, due 08/01/23	57,426
141,012	FNMA, Pool # 254420, 6.00%, due 07/01/22	155,651
188,712	FNMA, Pool # 254471, 6.00%, due 09/01/22	208,303
78,459	FNMA, Pool # AE0081, 6.00%, due 07/01/24	85,402
22,989	FNMA, Pool # 251812, 6.50%, due 07/01/13	23,877
45,866	FNMA, Series 2001-51, Class GH, 5.50%, due 10/25/31	51,186
28,882	FNMA, Series 2002-19, Class PE, 6.00%, due 04/25/17	30,974
84,367	FNMA, Series 2002-63, Class NB, 5.50%, due 10/25/32	94,102
98,046	FNMA, Series 2003-14, Class AQ, 3.50%, due 03/25/33	103,802
121,720	FNMA, Series 2003-21, Class OA, 4.00%, due 03/25/33	129,066
92,151	FNMA, Series 2003-35, Class UN, 4.25%, due 05/25/33	99,443
96,362	FNMA, Series 2003-39, Class LD, 4.50%, due 10/25/22	99,821
39,464	FNMA, Series 2003-42, Class EP, 4.00%, due 11/25/22	40,815
32,597	FNMA, Series 2003-45, Class AB, 3.75%, due 05/25/33	33,722
90,581	FNMA, Series 2003-64, Class TH, 5.00%, due 07/25/23	100,270
30,000	FNMA, Series 2003-9, Class EB, 5.00%, due 02/25/18	34,001
70,750	FNMA, Series 2003-92, Class GA, 4.50%, due 09/25/18	72,169
110,000	FNMA, Series 2004-81, Class KD, 4.50%, due 07/25/18	114,315
148,233	FNMA, Series 2005-62, Class CQ, 4.75%, due 07/25/35	158,822
128,547	FNMA, Series 2007-59, Class AQ, 5.75%, due 07/25/35	139,161
81,081	FNMA REMIC, Series 1998-37, Class VZ, 6.00%, due 06/17/28	91,303
125,000	FNMA REMIC, Series 2004-101, Class PD, 5.00%, due 06/25/30	129,192
201,320	FNMA REMIC, Series 2004-90, Class GA, 4.35%, due 03/25/34	209,750
145,079	FNMA REMIC, Series 2005-31, Class PA, 5.50%, due 10/25/34	161,342
43,825	FNMA REMIC, Series 2005-58, Class MA, 5.50%, due 07/25/35	49,432
160,000	GNMA, Series 2003-105, Class VH, 4.50%, due 11/16/28	170,356
117,985	GNMA, Series 2003-15, Class PE, 5.50%, due 02/20/33	133,379
73,372	GNMA, Series 2003-18, Class OA, 5.00%, due 10/20/31	82,085
228,000	GNMA, Series 2005-77, Class BA, 5.00%, due 11/20/32	241,610
80,253	GNMA, Series 2008-49, Class PG, 5.25%, due 11/20/37	85,899
124,721	GNMA, Series 2008-51, Class PG, 5.00%, due 06/20/38	136,931
67,450	GNMA REMIC, Series 2001-52, 6.00%, due 10/20/31	75,769
165,837	GNMA REMIC, Series 2004-047, 5.00%, due 08/16/33	175,265
104,046	GNMA REMIC, Series 2008-050, 5.50%, due 03/16/37	114,015

		7,666,094

See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund
(formerly known as MGI US Short Maturity Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — 46.2%

150,000	Federal Farm Credit Bank, 3.70%, due 05/15/13	157,987
225,000	Federal Farm Credit Bank, 4.63%, due 06/11/12	231,715
117,000	Federal Farm Credit Bank, 5.45%, due 12/11/13	129,693
400,000	Federal Home Loan Bank, 1.13%, due 03/09/12	401,752
1,000,000	Federal Home Loan Bank, 2.00%, due 09/14/12	1,016,450
235,000	Federal Home Loan Bank, 2.38%, due 03/14/14	245,570
125,000	Federal Home Loan Bank, 3.13%, due 03/11/16	135,816
910,000	Federal Home Loan Bank, 4.25%, due 06/14/13	969,778
195,000	Federal Home Loan Bank, 5.13%, due 05/24/13	210,225
300,000	Federal Home Loan Bank, 6.05%, due 05/12/14	342,124
80,000	Federal Home Loan Banks, 2.88%, due 09/11/15	85,945
1,000,000	Federal Home Loan Mortgage Corp., 1.00%, due 08/28/12	1,006,713
500,000	Federal Home Loan Mortgage Corp., 1.00%, due 08/27/14	505,817
235,000	Federal Home Loan Mortgage Corp., 2.50%, due 05/27/16	249,123
280,000	Federal Home Loan Mortgage Corp., 4.00%, due 06/12/13	297,157
300,000	Federal Home Loan Mortgage Corp., 4.13%, due 12/21/12	313,824
175,000	Federal Home Loan Mortgage Corp., 5.00%, due 01/30/14	193,242
250,000	FHLMC, 5.25%, due 04/18/16	295,368
200,000	FNMA, 1.00%, due 09/23/13	202,111
100,000	FNMA, 2.25%, due 03/15/16	105,043
560,000	FNMA, 4.63%, due 10/15/13	607,336
445,000	FNMA, 4.75%, due 02/21/13	471,827
300,000	U.S. Treasury Note, 0.25%, due 09/15/14	298,571
150,000	U.S. Treasury Note, 0.38%, due 10/31/12	150,334
100,000	U.S. Treasury Note, 0.38%, due 07/31/13	100,230
250,000	U.S. Treasury Note, 0.50%, due 08/15/14	250,684
1,000,000	U.S. Treasury Note, 0.63%, due 06/30/12	1,003,596
200,000	U.S. Treasury Note, 0.63%, due 12/31/12	201,086
70,000	U.S. Treasury Note, 0.63%, due 01/31/13	70,394
1,000,000	U.S. Treasury Note, 0.75%, due 08/15/13	1,008,867
300,000	U.S. Treasury Note, 0.75%, due 06/15/14	302,953
1,900,000	U.S. Treasury Note, 1.00%, due 04/30/12	1,909,948
1,300,000	U.S. Treasury Note, 1.00%, due 07/15/13	1,316,752
125,000	U.S. Treasury Note, 1.00%, due 05/15/14	126,963
385,000	U.S. Treasury Note, 1.00%, due 08/31/16	386,022
300,000	U.S. Treasury Note, 1.25%, due 04/15/14	306,586
200,000	U.S. Treasury Note, 1.25%, due 08/31/15	204,656
200,000	U.S. Treasury Note, 1.38%, due 01/15/13	202,977
2,000,000	U.S. Treasury Note, 1.38%, due 03/15/13	2,033,134
320,000	U.S. Treasury Note, 1.50%, due 06/30/16	328,875
665,000	U.S. Treasury Note, 1.50%, due 07/31/16	682,980
260,000	U.S. Treasury Note, 1.75%, due 04/15/13	265,961
150,000	U.S. Treasury Note, 1.75%, due 07/31/15	156,340
100,000	U.S. Treasury Note, 1.75%, due 05/31/16	104,008
250,000	U.S. Treasury Note, 1.88%, due 06/30/15	261,601
125,000	U.S. Treasury Note, 2.00%, due 04/30/16	131,505
200,000	U.S. Treasury Note, 2.13%, due 12/31/15	211,484

See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund
(formerly known as MGI US Short Maturity Fixed Income Fund)
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2011 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

135,000	U.S. Treasury Note, 2.13%, due 02/29/16	142,762
200,000	U.S. Treasury Note, 2.25%, due 01/31/15	211,438
190,000	U.S. Treasury Note, 2.38%, due 03/31/16	202,959
70,000	U.S. Treasury Note, 2.50%, due 04/30/15	74,774
200,000	U.S. Treasury Note, 2.63%, due 04/30/16	215,938

		21,038,994

	TOTAL DEBT OBLIGATIONS (COST $44,972,770)	45,265,507

	SHORT-TERM INVESTMENTS — 0.1%

	Bank Deposits — 0.1%

44,205	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/03/11	44,205

	TOTAL SHORT-TERM INVESTMENTS (COST $44,205)	44,205

	TOTAL INVESTMENTS — 99.5% (Cost $45,016,975)	45,309,712

	Other Assets and Liabilities (net) — 0.5%	213,900

	NET ASSETS — 100.0%	$45,523,612

	Notes to Schedule of Investments:

	FHLMC — Federal Home Loan Mortgage Corporation

	FNMA — Federal National Mortgage Association

	GNMA — Government National Mortgage Association

	REMIC — Real Estate Mortgage Investment Conduit

 ¤ Illiquid security. The total market value of the securities at period end is $1 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2011 was $77,673.

	† Floating rate note. Rate shown is as of September 30, 2011.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $1,858,000 which represents 4.1% of net assets.

See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund
(formerly known as MGI US Short Maturity Fixed Income Fund)
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	99.4
Short-Term Investments	0.1
Other Assets and Liabilities (net)	0.5

100.0%

See accompanying Notes to the Financial Statements.

Mercer Funds
(formerly known as MGI Funds)

Statements of Assets and Liabilities
September 30, 2011 (Unaudited)

	Mercer US Large Cap	Mercer US Large Cap	Mercer US Small/Mid Cap	Mercer US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund	Value Equity Fund
	(formerly known as	(formerly known as	(formerly known as	(formerly known as
	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap	MGI US Small/Mid Cap
	Growth Equity Fund)	Value Equity Fund)	Growth Equity Fund)	Value Equity Fund)
Assets
Investments, at value(a)	$357,407,498	$358,823,650	$230,022,518	$224,049,143
Cash	—	22,802	—	—
Receivable for investments sold	5,582,017	2,014,739	1,287,495	1,094,849
Dividend and interest receivable	216,106	611,714	46,754	287,616
Cash collateral held at broker on open future contracts	—	—	—	274,966
Receivable for expenses reimbursed by Advisor	18,109	26,981	20,454	17,614
Foreign tax reclaims receivable	—	5,253	—	2,074
Prepaid expenses	6,559	6,385	4,589	4,521

Total assets	363,230,289	361,511,524	231,381,810	225,730,783

Liabilities
Payable for investments purchased	4,668,342	1,526,548	2,121,578	1,506,596
Payable for variation margin on open futures contracts	—	—	—	118,170
Payable to affiliate for:
Advisor fee	170,991	161,126	178,364	173,401
Trustees fees	2,736	2,648	2,017	1,932
Accrued expenses	60,160	64,594	52,310	44,633

Total liabilities	4,902,229	1,754,916	2,354,269	1,844,732

Net assets	$358,328,060	$359,756,608	$229,027,541	$223,886,051

Net assets consist of:
Paid-in capital	357,448,546	515,616,661	214,683,265	234,955,384
Accumulated undistributed (distributions in excess of) net investment income	676,183	5,475,732	(280,808)	801,217
Accumulated net realized gain (loss)	(20,802,576)	(148,023,663)	24,312,199	13,457,937
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currencies	21,005,907	(13,312,122)	(9,687,115)	(25,328,487)

Net assets	$358,328,060	$359,756,608	$229,027,541	$223,886,051

Net assets attributable to:
Class Y-3 shares	$358,328,060	$359,756,608	$229,027,541	$223,886,051

Shares outstanding
Class Y-3	34,442,932	51,519,494	23,027,363	27,078,851

Net asset value per share
Class Y-3	$10.40	$6.98	$9.95	$8.27

(a) Investments at cost	336,401,444	372,134,387	239,709,633	249,259,460

See accompanying Notes to the Financial Statements.

Mercer Funds
(formerly known as MGI Funds)

Statements of Assets and Liabilities (Continued)
September 30, 2011 (Unaudited)

	Mercer Non-US Core	Mercer Core Opportunistic	Mercer US Short Maturity
	Equity Fund	Fixed Income Fund	Fixed Income Fund
	(formerly known as	(formerly known as	(formerly known as
	MGI Non-US Core	MGI Core Opportunistic	MGI US Short Maturity
	Equity Fund)	Fixed Income Fund)	Fixed Income Fund)
Assets
Investments, at value(a)	$1,473,179,760	$1,163,117,570	$45,309,712
Foreign currency, at value(b)	4,936,916	748,621	—
Receivable for investments sold	5,315,450	12,946,336	—
Receivable for TBA securities sold	—	79,152,195	—
Dividend and interest receivable	4,881,939	7,970,953	241,711
Receivable for open forward foreign currency contracts	8,951,115	876,659	—
Cash collateral held at broker on open future contracts	165,719	—	—
Receivable for variation margin on open futures contracts	77,502	175,430	—
Receivable for expenses reimbursed by Advisor	59,118	27,563	8,302
Swap contracts, at value (up-front net premiums paid of $172,110)	—	992,119	—
Foreign tax reclaims receivable	952,388	—	—
Prepaid expenses	26,362	17,068	371

Total assets	1,498,546,269	1,266,024,514	45,560,096

Liabilities
Payable for investments purchased	7,467,199	11,496,111	—
Payable for TBA securities purchased	—	183,155,446	—
Payable for Fund shares repurchased	—	2,538,370	—
Due to custodian	—	40,372	—
Swap contracts, at value (up-front net premiums received of $107,713)	—	86,830	—
Payable for open forward foreign currency contracts	9,949,375	798,488	—
Cash collateral on TBA due to broker	—	810,000	—
Cash collateral on swap contracts due to broker	—	1,420,000	—
Cash collateral due to broker on open future contracts	—	34,665	—
Payable for variation margin on open futures contracts	—	10,844	—
Payable to affiliate for:
Advisor fee	925,341	295,646	9,342
Trustees fees	10,142	6,814	443
Written options, at value(c)	—	767,849	—
TBA Sale Commitments(d)	—	29,584,062	—
Accrued expenses	412,988	156,407	26,699

Total liabilities	18,765,045	231,201,904	36,484

Net assets	$1,479,781,224	$1,034,822,610	$45,523,612

See accompanying Notes to the Financial Statements.

Mercer Funds
(formerly known as MGI Funds)

Statements of Assets and Liabilities (Continued)
September 30, 2011 (Unaudited)

	Mercer Non-US Core	Mercer Core Opportunistic	Mercer US Short Maturity
	Equity Fund	Fixed Income Fund	Fixed Income Fund
	(formerly known as	(formerly known as	(formerly known as
	MGI Non-US Core	MGI Core Opportunistic	MGI US Short Maturity
	Equity Fund)	Fixed Income Fund)	Fixed Income Fund)

Net assets consist of:
Paid-in capital	1,743,052,104	984,174,176	49,049,896
Accumulated undistributed net investment income	36,984,466	21,904,591	656,095
Accumulated net realized gain (loss)	(133,934,818)	8,881,105	(4,475,116)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, short sales, swap contracts and foreign currencies	(166,320,528)	19,862,738	292,737

Net assets	$1,479,781,224	$1,034,822,610	$45,523,612

Net assets attributable to:
Class Y-3 shares	$1,479,781,224	$1,034,822,610	$45,523,612

Shares outstanding
Class Y-3	171,365,665	97,147,147	4,703,756

Net asset value per share
Class Y-3	$8.64	$10.65	$9.68

(a) Investments at cost	1,638,352,748	1,146,420,207	45,016,975

(b) Foreign currency at cost	5,032,179	792,880	—

(c) Premiums on written options	—	805,572	—

(d) Proceeds for TBA Sale Commitments	—	29,406,719	—

See accompanying Notes to the Financial Statements.

Mercer Funds
(formerly known as MGI Funds)

Statements of Operations
For the Six Months Ended September 30, 2011 (Unaudited)

	Mercer US Large Cap	Mercer US Large Cap	Mercer US Small/Mid Cap	Mercer US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund	Value Equity Fund
	(formerly known as	(formerly known as	(formerly known as	(formerly known as
	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap	MGI US Small/Mid Cap
	Growth Equity Fund)	Value Equity Fund)	Growth Equity Fund)	Value Equity Fund)
Investment Income:
Interest	$427	$376	$328	$225
Dividends	1,767,820	5,119,092	979,059	1,976,140
Withholding taxes	(9,483)	(138,513)	(7,028)	(1,555)

Total investment income	1,758,764	4,980,955	972,359	1,974,810

Expenses:
Advisory fees	1,110,710	1,057,347	1,224,607	1,202,442
Transfer agent fees	19,705	19,474	13,264	13,029
Custodian and fund accounting fees	71,753	90,100	80,279	67,291
Audit fees	21,278	21,234	20,085	20,878
Legal fees	20,590	20,442	14,458	14,196
Trustees fees	10,101	10,027	7,069	6,957
Blue Sky fees	12,430	11,298	11,008	11,008
Miscellaneous	15,494	15,177	10,717	10,903

Total expenses	1,282,061	1,245,099	1,381,487	1,346,704
Reimbursement of expenses	(130,961)	(147,851)	(129,666)	(117,542)

Net expenses	1,151,100	1,097,248	1,251,821	1,229,162

Net investment income (loss)	607,664	3,883,707	(279,462)	745,648

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	18,169,213	10,851,667	21,350,233	21,061,047
Closed futures contracts	—	—	—	(66,341)
Forward foreign currency contracts and foreign currency related transactions	(173)	1,374	—	—

Net realized gain	18,169,040	10,853,041	21,350,233	20,994,706

Change in net unrealized appreciation (depreciation) on:
Investments	(77,873,126)	(77,314,567)	(78,146,021)	(84,713,656)
Open futures contracts	—	—	—	(118,170)
Forward foreign currency contracts and foreign currency related translations	(240)	(1,990)	—	—

Change in net unrealized depreciation	(77,873,366)	(77,316,557)	(78,146,021)	(84,831,826)

Net realized and unrealized loss	(59,704,326)	(66,463,516)	(56,795,788)	(63,837,120)

Net decrease in net assets resulting from operations	$(59,096,662)	$(62,579,809)	$(57,075,250)	$(63,091,472)

See accompanying Notes to the Financial Statements.

Mercer Funds
(formerly known as MGI Funds)

Statements of Operations (Continued)
For the Six Months Ended September 30, 2011 (Unaudited)

	Mercer Non-US Core	Mercer Core Opportunistic	Mercer US Short Maturity
	Equity Fund	Fixed Income Fund	Fixed Income Fund
	(formerly known as	(formerly known as	(formerly known as
	MGI Non-US Core	MGI Core Opportunistic	MGI US Short Maturity
	Equity Fund)	Fixed Income Fund)	Fixed Income Fund)
Investment Income:
Interest	$3,768	$18,202,213	$486,791
Dividends	38,127,636	60,584	—
Withholding taxes	(3,496,665)	—	(10)
Other income	—	30,024	—

Total investment income	34,634,739	18,292,821	486,781

Expenses:
Advisory fees	5,868,688	1,833,881	64,377
Transfer agent fees	77,629	52,109	2,496
Custodian and fund accounting fees	1,185,331	228,823	23,870
Audit fees	39,035	40,888	21,952
Legal fees	77,691	52,025	3,028
Trustees fees	38,178	25,630	1,472
Registration fees	8,302	856	—
Blue Sky fees	10,431	11,299	10,355
Miscellaneous	78,303	40,689	1,521

Total expenses	7,383,588	2,286,200	129,071
Reimbursement of expenses	(857,891)	(314,120)	(46,669)

Net expenses	6,525,697	1,972,080	82,402

Net investment income	28,109,042	16,320,741	404,379

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Realized loss on investments	(13,731,199)	13,749,666	154,804
TBA Sale Commitments	—	(213,636)	—
Swap contracts	—	64,834	—
Closed futures contracts	(467,838)	(2,236,087)	—
Written option contracts	—	337,298	—
Forward foreign currency contracts and foreign currency related transactions*	(808,388)	270,557	—

Net realized gain (loss)	(15,007,425)	11,972,632	154,804

Change in net unrealized appreciation (depreciation) on:
Investments	(310,875,749)	10,906,651	132,056
TBA Sale Commitments	—	(247,656)	—
Swap contracts	—	873,065	—
Open futures contracts	135,512	2,052,180	—
Written option contracts	—	469,134	—
Forward foreign currency contracts and foreign currency related translations	(1,544,512)	678,349	—

Change in net unrealized depreciation	(312,284,749)	14,731,723	132,056

Net realized and unrealized loss	(327,292,174)	26,704,355	286,860

Net increase (decrease) in net assets resulting from operations	$(299,183,132)	$43,025,096	$691,239

*	Net of Brazilian Imposto sobre Operacoes Financeiras (“IOF”) tax of $12,205 for the Non-US Core Equity Fund.

See accompanying Notes to the Financial Statements.

Mercer Funds
(formerly known as MGI Funds)

Statements of Changes in Net Assets

	Mercer US Large Cap		Mercer US Large Cap
	Growth Equity Fund		Value Equity Fund
	(formerly known as MGI		(formerly known as MGI
	US Large Cap Growth		US Large Cap Value
	Equity Fund)		Equity Fund)
	Six Months Ended		Six Months Ended
	September 30, 2011	Year Ended	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011	(Unaudited)	March 31, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$607,664	$969,810	$3,883,707	$5,443,478
Net realized gain (loss)	18,169,040	41,730,278	10,853,041	36,795,493
Change in net unrealized appreciation (depreciation)	(77,873,366)	33,034,747	(77,316,557)	1,046,025

Net increase (decrease) in net assets from operations	(59,096,662)	75,734,835	(62,579,809)	43,284,996

Distributions to shareholders from:
Net investment income
Class Y-3	—	(1,533,041)	—	(4,947,427)

Total distributions from net investment income	—	(1,533,041)	—	(4,947,427)

Net share transactions:
Class Y-3	(10,415,275)	(6,153,449)	1,818,556	24,392,816

Increase (decrease) in net assets resulting from net shares transactions	(10,415,275)	(6,153,449)	1,818,556	24,392,816

Net increase (decrease) in net assets	(69,511,937)	68,048,345	(60,761,253)	62,730,385

Net assets:
Beginning of year	427,839,997	359,791,652	420,517,861	357,787,476

End of year	$358,328,060	$427,839,997	$359,756,608	$420,517,861

Undistributed net investment income included in net assets at end of year	$676,183	$68,519	$5,475,732	$1,592,025

See accompanying Notes to the Financial Statements.

Mercer Funds
(formerly known as MGI Funds)

Statements of Changes in Net Assets (Continued)

	Mercer US Small/Mid Cap		Mercer US Small/Mid Cap
	Growth Equity Fund		Value Equity Fund
	(formerly known as MGI		(formerly known as MGI
	US Small/Mid Cap Growth		US Small/Mid Cap Value
	Equity Fund)		Equity Fund)
	Six Months Ended		Six Months Ended
	September 30, 2011	Year Ended	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011	(Unaudited)	March 31, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(279,462)	$(839,732)	$745,648	$1,604,679
Net realized gain (loss)	21,350,233	46,137,198	20,994,706	34,653,954
Change in net unrealized appreciation (depreciation)	(78,146,021)	26,841,376	(84,831,826)	26,117,811

Net increase (decrease) in net assets from operations	(57,075,250)	72,138,842	(63,091,472)	62,376,444

Distributions to shareholders from:
Net investment income
Class Y-3	—	—	—	(2,802,122)

Total distributions from net investment income	—	—	—	(2,802,122)

Net share transactions:
Class Y-3	(14,877,016)	8,175,853	(8,648,367)	13,949,227

Increase (decrease) in net assets resulting from net shares transactions	(14,877,016)	8,175,853	(8,648,367)	13,949,227

Net increase (decrease) in net assets	(71,952,266)	80,314,695	(71,739,839)	73,523,549

Net assets:
Beginning of year	300,979,807	220,665,112	295,625,890	222,102,341

End of year	$229,027,541	$300,979,807	$223,886,051	$295,625,890

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(280,808)	$(1,346)	$801,217	$55,569

See accompanying Notes to the Financial Statements.

Mercer Funds
(formerly known as MGI Funds)

Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core		Mercer Core Opportunistic
	Equity Fund		Fixed Income Fund
	(formerly known as MGI		(formerly known as MGI
	Non-US Core		Core Opportunistic
	Equity Fund)		Fixed Income Fund)
	Six Months Ended		Six Months Ended
	September 30, 2011	Year Ended	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011	(Unaudited)	March 31, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$28,109,042	$22,020,984	$16,320,741	$25,526,264
Net realized gain (loss)	(15,007,425)	79,335,672	11,972,632	16,454,811
Change in net unrealized appreciation (depreciation)	(312,284,749)	40,053,872	14,731,723	6,999,333

Net increase (decrease) in net assets from operations	(299,183,132)	141,410,528	43,025,096	48,980,408

Distributions to shareholders from:
Net investment income
Class Y-3	—	(26,060,738)	—	(34,487,212)

Total distributions from net investment income	—	(26,060,738)	—	(34,487,212)

Net realized gains
Class Y-3	—	—	—	(13,790,283)

Total distributions from net realized gains	—	—	—	(13,790,283)

Net share transactions:
Class Y-3	215,435,717	405,347,432	(51,229,810)	283,544,769

Increase (decrease) in net assets resulting from net shares transactions	215,435,717	405,347,432	(51,229,810)	283,544,769

Net increase (decrease) in net assets	(83,747,415)	520,697,222	(8,204,714)	284,247,682

Net assets:
Beginning of year	1,563,528,639	1,042,831,417	1,043,027,324	758,779,642

End of year	$1,479,781,224	$1,563,528,639	$1,034,822,610	$1,043,027,324

Undistributed net investment income included in net assets at end of year	$36,984,466	$8,875,424	$21,904,591	$5,583,850

See accompanying Notes to the Financial Statements.

Mercer Funds
(formerly known as MGI Funds)

Statements of Changes in Net Assets (Continued)

	Mercer US Short Maturity
	Fixed Income Fund
	(formerly known as MGI
	US Short Maturity
	Fixed Income Fund)
	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$404,379	$1,009,946
Net realized gain (loss)	154,804	80,377
Change in net unrealized appreciation (depreciation)	132,056	220,390

Net increase in net assets from operations	691,239	1,310,713

Distributions to shareholders from:
Net investment income
Class Y-3	—	(1,083,585)

Total distributions from net investment income	—	(1,083,585)

Net share transactions:
Class Y-3	(23,117,132)	20,235,277

Increase (decrease) in net assets resulting from net shares transactions	(23,117,132)	20,235,277

Net increase (decrease) in net assets	(22,425,893)	20,462,405

Net assets:
Beginning of year	67,949,505	47,487,100

End of year	$45,523,612	$67,949,505

Undistributed net investment income included in net assets at end of year	$656,095	$251,716

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund
(formerly known as MGI US Large Cap Growth Equity Fund)

Financial Highlights
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/11		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		03/31/11		03/31/10	03/31/09	03/31/08	03/31/07

Net asset value at beginning of year	$12.19		$10.08		$6.85	$10.20	$10.54	$10.58

Net investment income†	0.02		0.03		0.05	0.04	0.03	0.04
Net realized and unrealized gain (loss) on investments	(1.81)		2.12		3.23	(3.37)	(0.06)	0.09

Total from investment operations	(1.79)		2.15		3.28	(3.33)	(0.03)	0.13

Less dividends and distributions:
From net investment income	—		(0.04)		(0.05)	(0.02)	(0.03)	(0.02)
From net realized gain on investments	—		—		—	—	(0.28)	(0.15)

Total dividends and distributions	—		(0.04)		(0.05)	(0.02)	(0.31)	(0.17)

Net asset value at end of year	$10.40		$12.19		$10.08	$6.85	$10.20	$10.54

Total investment return(a)	(14.68	)%**	21.38%		47.85%	(32.62)%	(0.55)%	1.28%

Ratios/Supplemental Data:
Net investment income to average net assets	0.30	%*	0.27%		0.54%	0.43%	0.25%	0.40%
Net expenses to average daily net assets	0.57	%*	0.57%		0.57%	0.57%	0.57%	0.57%
Total expenses (before reimbursements) to average daily net assets	0.63	%*	0.64%		0.66%	0.65%	0.68%	0.75%
Portfolio turnover rate	35	%**	106	%(b)	102%	93%	129%	77%
Net assets at end of year (in 000’s)	$358,328		$427,840		$359,792	$277,740	$381,775	$308,879

(a)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
(b)	Portfolio turnover calculation does not include $23,568,413 of in-kind contributions.
†	Computed using average shares outstanding throughout the year.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund
(formerly known as MGI US Large Cap Value Equity Fund)

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/11		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		03/31/11		03/31/10	03/31/09		03/31/08	03/31/07

Net asset value at beginning of year	$8.25		$7.52		$5.18	$9.39		$11.77	$10.82

Net investment income†	0.08		0.11		0.11	0.19		0.20	0.19
Net realized and unrealized gain (loss) on investments	(1.35)		0.72		2.37	(4.23)		(1.77)	1.10

Total from investment operations	(1.27)		0.83		2.48	(4.04)		(1.57)	1.29

Less dividends and distributions:
From net investment income	—		(0.10)		(0.14)	(0.17)		(0.16)	(0.14)
From net realized gain on investments	—		—		—	(0.00	)(a)	(0.65)	(0.20)

Total dividends and distributions	—		(0.10)		(0.14)	(0.17)		(0.81)	(0.34)

Net asset value at end of year	$6.98		$8.25		$7.52	$5.18		$9.39	$11.77

Total investment return(b)	(15.39	)%**	11.07%		47.96%	(43.31)%		(13.95)%	11.98%

Ratios/Supplemental Data:
Net investment income to average net assets	1.95	%*	1.52%		1.69%	2.57%		1.76%	1.67%
Net expenses to average daily net assets	0.55	%*	0.55%		0.55%	0.55%		0.55%	0.55%
Total expenses (before reimbursements) to average daily net assets	0.62	%*	0.63%		0.64%	0.64%		0.67%	0.72%
Portfolio turnover rate	44	%**	117	%(c)	128%	238%		132%	67%
Net assets at end of year (in 000’s)	$359,757		$420,518		$357,787	$255,400		$376,226	$314,038

(a)	Amount rounds to less than $0.01 per share.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
(c)	Portfolio turnover calculation does not include $21,956,759 of in-kind contributions.
†	Computed using average shares outstanding throughout the year.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund
(formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		03/31/11	03/31/10	03/31/09	03/31/08	03/31/07

Net asset value at beginning of year	$12.49		$9.75	$6.19	$9.84	$11.66	$11.99

Net investment loss†	(0.01)		(0.03)	(0.04)	(0.03)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	(2.53)		2.77	3.60	(3.55)	(0.94)	0.37

Total from investment operations	(2.54)		2.74	3.56	(3.58)	(0.99)	0.32

Less dividends and distributions:
From net realized gain on investments	—		—	—	(0.07)	(0.83)	(0.65)

Total dividends and distributions	—		—	—	(0.07)	(0.83)	(0.65)

Net asset value at end of year	$9.95		$12.49	$9.75	$6.19	$9.84	$11.66

Total investment return(a)	(20.34	)%**	28.10%	57.51%	(36.43)%	(9.40)%	2.75%

Ratios/Supplemental Data:
Net investment loss to average net assets	(0.21	)%*	(0.34)%	(0.45)%	(0.36)%	(0.39)%	(0.43)%
Net expenses to average daily net assets	0.92	%*	0.92%	0.92%	0.92%	0.92%	0.92%
Total expenses (before reimbursements) to average daily net assets	1.02	%*	1.02%	1.04%	1.07%	1.07%	1.15%
Portfolio turnover rate	37	%**	107%	92%	170%	95%	77%
Net assets at end of year (in 000’s)	$229,028		$300,980	$220,665	$133,116	$161,362	$132,178

(a)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund
(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		03/31/11	03/31/10	03/31/09	03/31/08	03/31/07

Net asset value at beginning of year	$10.64		$8.64	$5.26	$8.85	$11.32	$11.03

Net investment income†	0.03		0.05	0.06	0.09	0.10	0.10
Net realized and unrealized gain (loss) on investments	(2.40)		2.05	3.35	(3.61)	(2.13)	0.75

Total from investment operations	(2.37)		2.10	3.41	(3.52)	(2.03)	0.85

Less dividends and distributions:
From net investment income	—		(0.10)	(0.03)	(0.06)	(0.07)	(0.06)
From net realized gain on investments	—		—	—	(0.01)	(0.37)	(0.50)

Total dividends and distributions	—		(0.10)	(0.03)	(0.07)	(0.44)	(0.56)

Net asset value at end of year	$8.27		$10.64	$8.64	$5.26	$8.85	$11.32

Total investment return(a)	(22.27	)%**	24.36%	64.86%	(39.85)%	(18.26)%	7.90%

Ratios/Supplemental Data:
Net investment income to average net assets	0.56	%*	0.65%	0.81%	1.20%	1.01%	0.93%
Net expenses to average daily net assets	0.92	%*	0.92%	0.92%	0.92%	0.92%	0.92%
Total expenses (before reimbursements) to average daily net assets	1.01	%*	1.02%	1.07%	1.08%	1.07%	1.17%
Portfolio turnover rate	43	%**	95%	119%	120%	71%	139%
Net assets at end of year (in 000’s)	$223,886		$295,626	$222,102	$124,586	$144,167	$118,166

(a)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
(formerly known as MGI Non-US Core Equity Fund)

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/11		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		03/31/11	03/31/10	03/31/09	03/31/08	03/31/07(a)

Net asset value at beginning of period	$10.46		$9.73	$6.29	$12.76	$13.76	$12.17

Net investment income†	0.18		0.17	0.17	0.25	0.32	0.06
Net realized and unrealized gain (loss) on investments	(2.00)		0.74	3.38	(6.51)	(0.41)	1.55

Total from investment operations	(1.82)		0.91	3.55	(6.26)	(0.09)	1.61

Less dividends and distributions:
From net investment income	—		(0.18)	(0.11)	(0.12)	(0.21)	(0.02)
From net realized gain on investments	—		—	—	(0.09)	(0.70)	—

Total dividends and distributions	—		(0.18)	(0.11)	(0.21)	(0.91)	(0.02)

Net asset value at end of period	$8.64		$10.46	$9.73	$6.29	$12.76	$13.76

Total investment return(b)	(17.40	)%**	9.45%	56.52%	(49.30)%	(1.09)%	13.24	%**

Ratios/Supplemental Data:
Net investment income to average net assets	3.54	%*	1.76%	1.93%	2.68%	2.28%	0.75	%*
Net expenses to average daily net assets	0.82	%*	0.82%	0.82%	0.82%	0.82%	0.82	%*
Total expenses (before reimbursements) to average daily net assets	0.93	%*	0.92%	0.94%	0.95%	0.96%	1.06	%*
Portfolio turnover rate	45	%**	87%	51%	64%	72%	36	%**
Net assets at end of period (in 000’s)	$1,479,781		$1,563,529	$1,042,831	$485,543	$624,426	$475,351

(a)	Class commenced operations on August 18, 2006.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund
(formerly known as MGI Core Opportunistic Fixed Income Fund)

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		03/31/11	03/31/10	03/31/09	03/31/08	03/31/07

Net asset value at beginning of year	$10.23		$10.11	$9.00	$10.24	$10.21	$9.89

Net investment income†	0.16		0.29	0.40	0.50	0.51	0.48
Net realized and unrealized gain (loss) on investments	0.26		0.34	0.98	(0.91)	(0.10)	0.14

Total from investment operations	0.42		0.63	1.38	(0.41)	0.41	0.62

Less dividends and distributions:
From net investment income	—		(0.36)	(0.27)	(0.63)	(0.38)	(0.30)
From net realized gain on investments	—		(0.15)	—	(0.20)	—	—

Total dividends and distributions	—		(0.51)	(0.27)	(0.83)	(0.38)	(0.30)

Net asset value at end of year	$10.65		$10.23	$10.11	$9.00	$10.24	$10.21

Total investment return(a)	4.11	%**	6.25%	15.34%	(3.90)%	4.08%	6.30%

Ratios/Supplemental Data:
Net investment income to average net assets	3.06	%*	2.79%	4.12%	5.16%	4.94%	4.74%
Net expenses to average daily net assets	0.37	%*	0.37%	0.37%	0.37%	0.37%	0.37%
Total expenses (before reimbursements) to average daily net assets	0.43	%*	0.45%	0.47%	0.47%	0.48%	0.55%
Portfolio turnover rate	104	%**	379%	276%	229%	229%	244%
Net assets at end of year (in 000’s)	$1,034,823		$1,043,027	$758,780	$394,347	$527,340	$465,912

(a)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund
(formerly known as MGI US Short Maturity Fixed Income Fund)

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/11		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		03/31/11	03/31/10	03/31/09	03/31/08	03/31/07

Net asset value at beginning of year	$9.56		$9.51	$8.57	$10.01	$10.05	$9.98

Net investment income†	0.08		0.15	0.30	0.40	0.49	0.48
Net realized and unrealized gain (loss) on investments	0.04		0.06	0.83	(1.16)	(0.11)	0.06

Total from investment operations	0.12		0.21	1.13	(0.76)	0.38	0.54

Less dividends and distributions:
From net investment income	—		(0.16)	(0.19)	(0.68)	(0.42)	(0.47)

Total dividends and distributions	—		(0.16)	(0.19)	(0.68)	(0.42)	(0.47)

Net asset value at end of year	$9.68		$9.56	$9.51	$8.57	$10.01	$10.05

Total investment return(a)	1.26	%**	2.19%	13.19%	(7.52)%	3.72%	5.51%

Ratios/Supplemental Data:
Net investment income to average net assets	1.57	%*	1.60%	3.24%	4.16%	4.80%	4.76%
Net expenses to average daily net assets	0.32	%*	0.32%	0.32%	0.32%	0.32%	0.32%
Total expenses (before reimbursements) to average daily net assets	0.50	%*	0.47%	0.61%	0.49%	0.49%	1.00%
Portfolio turnover rate	18	%**	61%	589%	217%	131%	186%
Net assets at end of year (in 000’s)	$45,524		$67,950	$47,487	$18,904	$62,172	$58,509

(a)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements
September 30, 2011 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”), formerly known as MGI Funds, consists of seven series as follows: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth”), formerly known as MGI US Large Cap Growth Equity Fund, Mercer US Large Cap Value Equity Fund (“Large Cap Value”), formerly known as MGI US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), formerly known as MGI US Small/Mid Cap Growth Equity Fund, Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), formerly known as MGI US Small/Mid Cap Value Equity Fund, Mercer Non-US Core Equity Fund (“Non-US Core Equity”), formerly known as MGI Non-US Core Equity Fund, Mercer Core Opportunistic Fixed Income Fund (“Core Opportunistic”), formerly known as MGI Core Opportunistic Fixed Income Fund, and Mercer US Short Maturity Fixed Income Fund (“Short Maturity”), formerly known as MGI US Short Maturity Fixed Income Fund (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”), formerly known as Mercer Global Investments, Inc. The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

Each Fund is classified as “diversified” for purposes of the Investment Company Act of 1940 (“1940 Act”).

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Opportunistic	Total return, consisting of both current income and capital appreciation
Short Maturity	Safety of principal and a moderate level of income

There can be no guarantee that a Fund will achieve its investment objective. Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2011, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

(a) Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the rate in effect at a uniform time on each business day (“Valuation Date”). Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at September 30, 2011, substantially all foreign equity securities held by Non-US Core Equity were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates market value; unless the Board determines that this approach does not represent fair value.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund was to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The valuation techniques used by the Funds to measure fair value for the period ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds follow Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements” (“ASC 820”). Under generally accepted accounting principles for fair value measurements, a

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, Large Cap Growth, Large Cap Value and Small/Mid Cap Growth each held long-term investments determined using Level 1 inputs, with corresponding major categories as shown in the schedules of investments, and a short-term investment position in Euro Time Deposits as shown in the schedules of investments, which is determined using Level 2 inputs.

The following is a summary of the inputs used as of September 30, 2011 in valuing the assets and liabilities of Small/Mid Cap Value, Non-US Core Equity, Core Opportunistic, and Short Maturity for which fair valuation was used:

Small/Mid Cap Value

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Aerospace & Defense	$2,245,715	$—	$—	$2,245,715
Agriculture	75,306	—	—	75,306
Airlines	626,853	—	—	626,853
Apparel	2,302,447	—	—	2,302,447
Auto Parts & Equipment	3,094,967	—	—	3,094,967
Banks	13,849,518	—	—	13,849,518
Beverages	976,106	—	—	976,106
Biotechnology	679,256	—	—	679,256
Building Materials	2,286,252	—	—	2,286,252
Chemicals	3,449,127	—	—	3,449,127
Coal	1,652,394	—	—	1,652,394
Commercial Services	9,718,644	—	—	9,718,644
Computers	5,819,976	—	—	5,819,976
Cosmetics & Personal Care	1,635,910	—	—	1,635,910
Distribution & Wholesale	1,573,912	—	—	1,573,912
Diversified Financial Services	6,191,670	—	—	6,191,670
Electric	6,996,192	—	—	6,996,192
Electrical Components & Equipment	440,369	—	—	440,369
Electronics	5,303,925	—	—	5,303,925
Energy-Alternate Sources	69,874	—	—	69,874

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Engineering & Construction	$2,658,579	$—	$—	$2,658,579
Entertainment	1,767,286	—	—	1,767,286
Environmental Control	116,655	—	—	116,655
Food	10,480,385	—	—	10,480,385
Forest Products & Paper	5,457,584	—	—	5,457,584
Gas	5,194,840	—	—	5,194,840
Health Care - Products	3,392,886	—	—	3,392,886
Health Care - Services	6,313,955	—	—	6,313,955
Home Builders	73,075	—	—	73,075
Home Furnishings	209,774	—	—	209,774
Household Products & Wares	719,758	—	—	719,758
Insurance	16,939,074	—	—	16,939,074
Internet	2,749,921	—	—	2,749,921
Investment Companies	1,267,455	—	—	1,267,455
Iron & Steel	132,928	—	—	132,928
Leisure Time	1,231,783	—	—	1,231,783
Lodging	1,115,493	—	—	1,115,493
Machinery - Construction & Mining	72,948	—	—	72,948
Machinery - Diversified	2,142,420	—	—	2,142,420
Media	1,603,813	—	—	1,603,813
Metal Fabricate & Hardware	2,936,454	—	—	2,936,454
Mining	4,632,872	—	—	4,632,872
Miscellaneous - Manufacturing	5,647,819	—	—	5,647,819
Oil & Gas	5,828,773	—	—	5,828,773
Oil & Gas Services	4,684,335	—	—	4,684,335
Packaging & Containers	936,092	—	—	936,092
Pharmaceuticals	3,292,483	—	—	3,292,483
Pipelines	63,756	—	—	63,756
Real Estate	1,414,776	—	—	1,414,776
REITS	13,910,889	—	—	13,910,889
Retail	19,663,974	—	—	19,663,974
Savings & Loans	2,163,103	—	—	2,163,103
Semiconductors	8,102,253	—	—	8,102,253
Shipbuilding	104,619	—	—	104,619
Software	1,984,842	—	—	1,984,842
Telecommunications	3,682,390	—	—	3,682,390
Textiles	1,860,638	—	—	1,860,638
Toys, Games & Hobbies	422,585	—	—	422,585
Transportation	2,730,060	—	—	2,730,060
Trucking & Leasing	386,262	—	—	386,262
Water	2,176,733	—	—	2,176,733

Total Common Stocks	219,254,733	—	—	219,254,733

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Short-Term Investments
Bank Deposits	$—	$4,794,410	$—	$4,794,410

Total Short-Term Investments	—	4,794,410	—	4,794,410

Total	$219,254,733	$4,794,410	$—	$224,049,143

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Futures
Buys	$—	$(118,170)	$—	$(118,170)

Total	$—	$(118,170)	$—	$(118,170)

Non-US Core Equity

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Argentina	$1,087,057	$—	$—	$1,087,057
Australia	—	46,465,759	—	46,465,759
Austria	—	5,524,589	—	5,524,589
Belgium	—	14,520,473	—	14,520,473
Bermuda	264,522	11,889,429	—	12,153,951
Brazil	37,656,035	—	—	37,656,035
Canada	17,645,330	—	—	17,645,330
Cayman Islands	905,930	7,646,127	—	8,552,057
Chile	1,524,571	—	—	1,524,571
China	—	3,544,196	—	3,544,196
Cyprus	—	1,035,885	—	1,035,885
Denmark	—	10,743,304	—	10,743,304
Egypt	—	2,117,084	—	2,117,084
Finland	360,984	10,149,313	—	10,510,297
France	2,478,968	108,126,834	—	110,605,802
Germany	95,871	96,699,225	—	96,795,096
Greece	—	6,058,310	—	6,058,310
Hong Kong	—	14,064,181	—	14,064,181
Hungary	—	762,098	—	762,098

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
India	$918,628	$9,912,710	$—	$10,831,338
Indonesia	1,779,497	5,032,887	—	6,812,384
Ireland	5,725,641	4,419,146	—	10,144,787
Israel	7,723,708	5,207,704	—	12,931,412
Italy	62,958	28,413,753	—	28,476,711
Japan	2,753,974	353,609,373	—	356,363,347
Luxembourg	456,624	11,368,932	—	11,825,556
Malaysia	—	1,145,414	—	1,145,414
Mauritius	—	1,086,486	—	1,086,486
Mexico	9,977,306	—	—	9,977,306
Netherlands	286,087	33,073,017	—	33,359,104
New Zealand	265,021	4,629,933	—	4,894,954
Norway	—	20,504,607	—	20,504,607
Pakistan	—	1,059,386	—	1,059,386
Philippines	1,558,709	—	—	1,558,709
Poland	—	763,218	—	763,218
Portugal	—	2,570,938	—	2,570,938
Qatar	—	441,529	—	441,529
Russia	6,480,603	2,109,011	—	8,586,614
Singapore	—	25,299,121	—	25,299,121
South Africa	—	15,662,648	—	15,662,648
South Korea	237,772	31,166,609	—	31,404,381
Spain	1,603,006	25,652,674	—	27,255,680
Sweden	—	23,839,584	—	23,839,584
Switzerland	1,947,945	89,650,432	—	91,598,377
Taiwan	5,182,842	8,699,570	—	13,882,412
Thailand	—	3,482,611	—	3,482,611
Turkey	1,323,821	5,007,514	—	6,331,335
United Kingdom	31,207,966	217,922,913	—	249,130,879

Total Common Stocks	141,511,376	1,271,078,527	—	1,412,589,903

Investment Company
United States	12,334,064	—	—	12,334,064

Total Investment Companies	12,334,064	—	—	12,334,064

Preferred Stocks
Brazil	1,608,010	—	—	1,608,010
Germany	—	6,771,561	—	6,771,561

Total Preferred Stocks	1,608,010	6,771,561	—	8,379,571

Rights
Australia	14,969	—	—	14,969
Spain	31,487	—	—	31,487

Total Rights	46,456	—	—	46,456

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Warrants
Bermuda	$—	$7,659,122	$—	$7,659,122

Total Warrants	—	7,659,122	—	7,659,122

Options Purchased
Call Options	—	9,929	—	9,929
Put Options	—	73,321	—	73,321

Total Options Purchased	—	83,250	—	83,250

Short-Term Investments
Bank Deposit	—	32,087,394	—	32,087,394

Total Short-Term Investments	—	32,087,394	—	32,087,394

Forward Foreign Currency Contracts
Buys	—	149,627	—	149,627
Sales	—	8,801,488	—	8,801,488

Total Forward Foreign Currency Contracts	—	8,951,115	—	8,951,115

Futures Contracts
Buys	—	77,502	—	77,502

Total	$155,499,906	$1,326,708,471	$—	$1,482,208,377

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Forward Foreign Currency Contracts
Buys	$—	$(8,926,252)	$—	$(8,926,252)
Sales	—	(1,023,123)	—	(1,023,123)

Total Forward Foreign Currency Contracts	$—	$(9,949,375)	$—	$(9,949,375)

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

Core Opportunistic

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$45,513,794	$—	$45,513,794
Bank Loans	—	10,225,258	—	10,225,258
Convertible Debt	—	227,556	—	227,556
Corporate Debt	—	313,795,099	—	313,795,099
Mortgage Backed Securities - Private Issuers	—	34,089,870	—	34,089,870
Mortgage Backed Securities - U.S. Government Agency Obligations	—	440,937,554	—	440,937,554
Municipal Obligations	—	41,596,539	—	41,596,539
Sovereign Debt Obligations	—	32,583,093	—	32,583,093
U.S. Government and Agency Obligations	119,922,921	18,491,175	—	138,414,096

Total Debt Obligations	119,922,921	937,459,938	—	1,057,382,859

Common Stocks
Auto Manufacturers	164,488	—	—	164,488
Building Materials	49,407	—	—	49,407
Diversified Financial Services	53,269	—	—	53,269
Oil & Gas Services	3,613	—	—	3,613

Total Common Stocks	270,777	—	—	270,777

Preferred Stocks
Banks	619,836	—	—	619,836
Diversified Financial Services	1,324,899	—	—	1,324,899
Sovereign	—	1,925	—	1,925

Total Preferred Stocks	1,944,735	1,925	—	1,946,660

Warrants
Auto Manufacturers	145,033	—	—	145,033
Media	4,145	—	—	4,145
Oil & Gas Services	779	—	—	779

Total Warrants	149,957	—	—	149,957

Options Purchased
Call Options	—	10,563	—	10,563
Put Options	—	2,439	—	2,439

Total Options Purchased	—	13,002	—	13,002

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Short-Term Investments
U.S. Government and Agency Obligations	$—	$33,298,715	$—	$33,298,715
Bank Deposit	—	70,055,600	—	70,055,600

Total Short-Term Investments	—	103,354,315	—	103,354,315

Forward Foreign Currency Contracts
Buys	—	166,990	—	166,990
Sales	—	709,669	—	709,669

Total Forward Foreign Currency Contracts	—	876,659	—	876,659

Futures Contracts
Buys	—	3,044,653	—	3,044,653
Sales	—	19,672	—	19,672

Total Futures Contracts	—	3,064,325	—	3,064,325

Interest Rate Swaps	—	732,244	—	732,244
Credit Default Swaps	—	259,875	—	259,875

Total Swap Contracts	—	992,119	—	992,119

Total	$122,288,390	$1,045,762,283	$—	$1,168,050,673

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
TBA Sale Commitments	$—	$(29,584,062)	$—	$(29,584,062)
Forward Foreign Currency Contracts
Buys	—	(798,488)	—	(798,488)
Futures Contracts
Buys	—	(4,841)	—	(4,841)
Sales	—	(622,133)	—	(622,133)

Total Futures Contracts	—	(626,974)	—	(626,974)

Written Options	—	(767,849)	—	(767,849)
Credit Default Swaps	—	(86,830)	—	(86,830)

Total	$—	$(31,864,203)	$—	$(31,864,203)

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

Short Maturity

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$5,335,146	$—	$5,335,146
Corporate Debt	—	8,957,245	—	8,957,245
Mortgage Backed Securities - Private Issuers	—	2,268,028	—	2,268,028
Mortgage Backed Securities - U.S. Government Agency Obligations	—	7,666,094	—	7,666,094
U.S. Government and Agency Obligations	12,864,378	8,174,616	—	21,038,994

Total Debt Obligations	12,864,378	32,401,129	—	45,265,507

Short-Term Investments
Bank Deposits	—	44,205	—	44,205

Total Short-Term Investments	—	44,205	—	44,205

Total	$12,864,378	$32,445,334	$—	$45,309,712

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

		Transfers In		Transfers Out
			Level 2 — Other		Level 2 — Other
		Level 1 — Quoted	Significant	Level 1 — Quoted	Significant
		Prices	Observable Inputs	Prices	Observable Inputs
Non US Core Equity	*	$—	$1,085,800,842	$(1,085,800,842)	$—

The Funds recognize transfers between the Levels as of the end of the reporting period.

* Transfers occurred between Level 1 and Level 2 as a result of applying a pricing factor, consistent with the Funds’ valuation and liquidity procedures, to certain foreign equity securities to reflect significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

Disclosures about Derivative Instruments and Hedging Activities

The Funds follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect on the results of each Fund’s operations and financial position.

Non-US Core Equity held rights during the year as a result of corporate actions. Non-US Core Equity and Core Opportunistic held warrants during the year as a result of corporate actions.

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

At September 30, 2011 and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Small/Mid Cap Value

LIABILITY DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$(118,170)	$(118,170)

Total Net Realized Gain (Loss)	$(118,170)	$(118,170)

NET REALIZED GAIN (LOSS)

	Equity Risk	Total
Futures Contracts(9)	$(66,341)	$(66,341)

Total Net Realized Gain (Loss)	$(66,341)	$(66,341)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Equity Risk	Total
Futures Contracts(14)	$(118,170)	$(118,170)

Total Change in Net Unrealized Appreciation (Depreciation)	$(118,170)	$(118,170)

NUMBER OF CONTRACTS(17)

	Equity Risk	Total
Futures Contracts	12	12

Non-US Core Equity

ASSET DERIVATIVES

	Foreign
	Exchange Risk	Equity Risk	Total
Rights(1)	$—	$46,456	$46,456
Warrants(1)	—	7,659,122	7,659,122
Options Purchased(1)	83,250	—	83,250
Forward Foreign Currency Contracts(2)	8,951,115	—	8,951,115
Futures Contracts(3)	—	77,502	77,502

Total Value	$9,034,365	$7,783,080	$16,817,445

LIABILITY DERIVATIVES

	Foreign
	Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(5)	$(9,949,375)	$—	$(9,949,375)

Total Value	$(9,949,375)	$—	$(9,949,375)

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

NET REALIZED GAIN (LOSS)

	Foreign
	Exchange Risk	Equity Risk	Total
Options Purchased(7)	$(324,599)	$—	$(324,599)
Forward Foreign Currency Contracts(8)	(129,985)	—	(129,985)
Futures Contracts(9)	—	(467,838)	(467,838)

Total Net Realized Gain (Loss)	$(454,584)	$(467,838)	$(922,422)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Foreign
	Exchange Risk	Equity Risk	Total
Rights(12)	$—	$(39,901)	$(39,901)
Warrants(12)	—	(3,728,105)	(3,728,105)
Options Purchased(12)	(760,059)	—	(760,059)
Forward Foreign Currency Contracts(13)	(1,346,191)	—	(1,346,191)
Futures Contracts(14)	—	135,512	135,512

Total Change in Net Unrealized Appreciation (Depreciation)	$(2,106,250)	$(3,632,494)	$(5,738,744)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Foreign
	Exchange Risk	Equity Risk	Total
Rights	—	255,686	255,686
Warrants	—	348,831	348,831
Options Purchased	1,346,070,767	—	1,346,070,767
Forward Foreign Currency Contracts	1,409,391	—	1,409,391
Futures Contracts	—	32	32

Core Opportunistic

ASSET DERIVATIVES

	Interest Rate	Foreign		Equity
	Risk	Exchange Risk	Credit Risk	Risk	Total
Warrants(1)	$—	$—	$—	$149,957	$149,957
Options Purchased(1)	13,001	—	—	—	13,001
Forward Foreign Currency Contracts(2)	—	876,659	—	—	876,659
Futures Contracts(3)	3,064,325	—	—	—	3,064,325
Swap Contracts(4)	732,244	—	259,875	—	992,119

Total Value	$3,809,570	$876,659	$259,875	$149,957	$5,096,061

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

LIABILITY DERIVATIVES

	Interest Rate	Foreign		Equity
	Risk	Exchange Risk	Credit Risk	Risk	Total
Forward Foreign Currency Contracts(5)	$—	$(798,488)	$—	$—	$(798,488)
Futures Contracts(3)	(626,974)	—	—	—	(626,974)
Options Written(6)	(473,031)	—	(294,818)	—	(767,849)
Swap Contracts(4)	—	—	(86,830)	—	(86,830)

Total Value	$(1,100,005)	$(798,488)	$(381,648)	$—	$(2,280,141)

NET REALIZED GAIN (LOSS)

	Interest Rate	Foreign		Equity
	Risk	Exchange Risk	Credit Risk	Risk	Total
Options Purchased(7)	$(83,920)	$—	$—	$—	$(83,920)
Forward Foreign Currency Contracts(8)	—	(696,356)	—	—	(696,356)
Futures Contracts(9)	(2,236,087)	—	—	—	(2,236,087)
Options Written(10)	337,298	—	—	—	337,298
Swap Contracts (11)	—	—	64,834	—	64,834

Total Net Realized Gain (Loss)	$(1,982,709)	$(696,356)	$64,834	$—	$(2,614,231)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Interest Rate	Foreign		Equity
	Risk	Exchange Risk	Credit Risk	Risk	Total
Warrants(12)	$—	$—	$—	$(161,122)	$(161,122)
Options Purchased(12)	(32,784)	—	—	—	(32,784)
Forward Foreign Currency Contracts(13)	—	786,008	—	—	786,008
Futures Contracts(14)	2,052,180	—	—	—	2,052,180
Options Written(15)	696,430	—	(227,296)	—	469,134
Swap Contracts(16)	798,548	—	74,517	—	873,065

Total Change in Net Unrealized Appreciation (Depreciation)	$3,514,374	$786,008	$(152,779)	$(161,122)	$3,986,481

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Interest Rate	Foreign		Equity
	Risk	Exchange Risk	Credit Risk	Risk	Total
Warrants	—	—	—	15,122	15,122
Options Purchased	5,275,500	—	—	—	5,275,500
Forward Foreign Currency Contracts	—	(4,403,866)	—	—	(4,403,866)
Futures Contracts	1,864	—	—	—	1,864
Options Written	(71,975,833)	—	(26,033,333)	—	(98,009,166)
Swap Contracts	18,520,000	—	59,200,000	—	77,720,000

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

(1)	Statement of Assets and Liabilities location: Investments, at value.
(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency contracts.
(3)	Cumulative appreciation (depreciation) on futures contracts is reported within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Swap contracts, at value.
(5)	Statement of Assets and Liabilities location: Payable for open forward foreign currency contracts.
(6)	Statement of Assets and Liabilities location: Written options, at value.
(7)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Investments.
(8)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts and foreign currency related transactions.
(9)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Closed futures contracts.

(10)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Written option contracts.
(11)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Swap contracts.
(12)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Investments.
(13)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts and foreign currency related transactions.
(14)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Open futures contracts.
(15)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Written option contracts.
(16)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Swap contracts.
(17)	Amounts disclosed represent average number of contracts, notional amounts, or shares outstanding for the months that the Fund held such derivatives during the year ended September 30, 2011.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivative and Certain Guarantees”. This applies to written credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees. See Note 2 for a description of credit derivative instruments.

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

The following is a summary of open credit default swaps positions held in Core Opportunistic at September 30, 2011:

					Maximum
					Potential Amount
					of Future	Receive
					Payments by	(Pay)		Unrealized
Notional		Expiration		Buy/Sell	the Fund Under	Fixed	Deliverable	Appreciation
Amount	Currency	Date	Counterparty	Protection	the Contract	Rate	on Default	(Depreciation)	Value
400,000	USD	12/20/2015	Deutsche Bank AG	Buy	$400,000	(1.00%)	Starwood Hotels and Resorts, 6.75%, 05/15/18	$(4,847)	$23,957
900,000	USD	3/20/2016	Deutsche Bank AG	Buy	900,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	$26,566	$68,760
1,400,000	USD	3/20/2016	Morgan Stanley Capital Services, Inc.	Buy	1,400,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	$39,866	$106,960
1,600,000	USD	12/20/2019	Bank of America N.A.	Sell	1,600,000	1.00%	CDX.NA.IG.I3 (Rating: BAA+)*	$(26,049)	$(47,906)
1,300,000	USD	12/20/2019	UBS AG	Sell	1,300,000	1.00%	CDX.NA.IG.I3 (Rating: BAA+)*	$(19,372)	$(38,924)
8,500,000	USD	06/20/2015	Barclays Capital, Inc.	Buy	8,500,000	(1.00%)	Cash	$23,570	$57,588
4,400,000	USD	03/20/2021	Goldman Sachs International	Sell	4,400,000	1.60%	State of Connecticut (Moody’s Rating: Aa2; S&P Rating: AA)	$2,610	$2,610

					$18,500,000			$42,344	$173,045

*	Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.

(b) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

The Non-US Core Equity Fund is subject to a 2% Imposto sobre Operacoes Financeiras (“IOF”) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) on forward contracts and foreign currency related transactions in the Statement of Operations.

(c) Cash and short-term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Effective October 6, 2008, the Funds suspended their participation in the securities lending arrangement under which State Street Bank and Trust Company serves as lending agent (the “State Street Program”). As of September 30, 2011, no Fund had any portfolio securities on loan. The Advisor will determine if or when it becomes appropriate for the Funds to resume their participation in the State Street Program.

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. As of September 30, 2011 none of the Funds held open repurchase agreements.

(f) Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service rules, any nonperiodic payments received or due under the notional principal contract must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or the Subadvisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or Subadvisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

During the period ended September 30, 2011, Core Opportunistic used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure.

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

See the Core Opportunistic Schedule of Investments for a listing of open swap agreements as of September 30, 2011.

(g) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

During the period ended September 30, 2011, Small/Mid Cap Value used futures to equitize cash. Non-US Core Equity used futures to adjust exposure to certain markets and maintain liquidity. Core Opportunistic used futures to adjust interest rate exposure and replicate government bond positions.

See the Small/Mid Cap Value, Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of open futures contracts as of September 30, 2011.

(h) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

During the period ended September 30, 2011, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Opportunistic used options to manage interest rate and volatility exposure.

See the Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of options contracts as of September 30, 2011.

Transactions in written option contracts for Core Opportunistic for the period ended September 30, 2011, is as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2011	118,500,230	$1,013,596
Options written	24,501,279	668,847
Options terminated in closing purchase transactions	(59,000,766)	(762,132)
Options expired	(214)	(114,739)

Options outstanding at September 30, 2011	84,000,529	$805,572

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

(i) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended September 30, 2011, Non-US Core Equity used forward foreign currency contracts to adjust exposure to foreign currencies and to efficiently maintain liquidity. Core Opportunistic used forward foreign currency contracts to hedge, cross-hedge or to actively manage non-US Dollar exposures in the Fund.

See the Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2011.

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within the Statements of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k) When-issued/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of September 30, 2011.

(l) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Funds’ Schedule of Investments for REIT securities held as of September 30, 2011.

(m) Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Opportunistic and Short Maturity as of September 30, 2011.

(n) Bank loans

Core Opportunistic invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

financial institution (the ”Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement.

(o) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for indexed securities held as of September 30, 2011.

(p) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

(q) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(r) Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

(s) Credit agreement

The Trust entered into a Credit Agreement on behalf of the Funds (“the Agreement”) with a bank pursuant to a revolving line of credit through June 27, 2011. Borrowings for each Fund under the Agreement were limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Total Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Agreement the Trust paid an annual commitment fee at the rate 0.15% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest was charged to the Funds based on its borrowings at a variable rate equal to the Overnight Rate plus 1.25%. The Funds did not borrow under the Agreement during the period September 30, 2011.

(t) Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

3.	Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Assets up to	Assets in excess of
	$750 million	$750 million
Large Cap Growth	0.55%	0.53%
Large Cap Value	0.53%	0.51%
Small/Mid Cap Growth	0.90%	0.90%
Small/Mid Cap Value	0.90%	0.90%
Non-US Core Equity	0.75%	0.73%
Core Opportunistic	0.35%	0.33%
Short Maturity	0.25%	0.23%

Such fees as referenced above are shown in the Advisory fees line in the Statements of Operations. The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S, Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds (collectively referred to as the “plans”). The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Class S and Class Y-1 shares. However, Class S and Class Y-1 shares have not commenced operations.

The Trust, with respect to each Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or reimburse expenses. For the year ended September 30, 2011, the fees were reimbursed to the extent that each Fund’s class expenses exceeded the net expense rates as set forth below of average daily net assets of the Fund class. Pursuant to the expense reimbursement agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by a Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. These reimbursements are shown in the Reimbursement of expenses line in the Statements of Operations.

	Class S	Class Y-1	Class Y-2	Class Y-3
Large Cap Growth	1.07%	1.02%	0.72%	0.57%
Large Cap Value	1.05%	1.00%	0.70%	0.55%
Small/Mid Cap Growth	1.42%	1.37%	1.07%	0.92%
Small/Mid Cap Value	1.42%	1.37%	1.07%	0.92%
Non-US Core Equity	1.32%	1.27%	0.97%	0.82%
Core Opportunistic	0.87%	0.82%	0.52%	0.37%
Short Maturity	0.82%	0.77%	0.47%	0.32%

As of September 30, 2011 only Class Y-3 had commenced operations.

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

4.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended September 30, 2011, were as follows:

	Long-Term	Other Long-Term
	U.S. Government Securities	Securities
Purchases
Large Cap Growth	$—	$140,699,972
Large Cap Value	—	174,412,358
Small/Mid Cap Growth	—	100,527,626
Small/Mid Cap Value	—	114,511,267
Non-US Core Equity	—	934,513,064
Core Opportunistic	997,747,012	156,296,560
Short Maturity	6,496,872	2,443,971
Sales
Large Cap Growth	—	154,020,037
Large Cap Value	—	172,554,205
Small/Mid Cap Growth	—	117,363,407
Small/Mid Cap Value	—	122,563,094
Non-US Core Equity	—	698,995,904
Core Opportunistic	822,240,181	50,881,800
Short Maturity	20,930,005	10,149,896

5.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap Growth

	Six Months Ended		Year Ended
	September 30, 2011		March 31, 2011
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,876,522	$32,694,452	6,060,891	$63,248,838
Shares issued through in-kind contribution	—	—	2,176,215	23,568,413
Shares issued to shareholders in reinvestment of distributions	—	—	133,308	1,533,041
Shares repurchased	(3,535,040)	(43,109,727)	(8,952,482)	(94,503,741)

Net decrease	(658,518)	$(10,415,275)	(582,068)	$(6,153,449)

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

Large Cap Value

	Six Months Ended		Year Ended
	September 30, 2011		March 31, 2011
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	4,412,462	$33,697,431	9,643,487	$70,765,558
Shares issued through in-kind contribution	—	—	2,927,568	21,956,759
Shares issued to shareholders in reinvestment of distributions	—	—	640,858	4,947,427
Shares repurchased	(3,888,905)	(31,878,875)	(9,768,225)	(73,276,928)

Net increase	523,557	$1,818,556	3,443,688	$24,392,816

Small/Mid Cap Growth

	Six Months Ended		Year Ended
	September 30, 2011		March 31, 2011
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	1,766,160	$19,967,866	7,368,261	$70,741,691
Shares repurchased	(2,844,098)	(34,844,882)	(5,892,339)	(62,565,838)

Net increase (decrease)	(1,077,938)	$(14,877,016)	1,475,922	$8,175,853

Small/Mid Cap Value

	Six Months Ended		Year Ended
	September 30, 2011		March 31, 2011
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,044,488	$19,522,209	8,135,739	$70,169,226
Shares issued to shareholders in reinvestment of distributions	—	—	282,472	2,802,122
Shares repurchased	(2,742,770)	(28,170,576)	(6,342,104)	(59,022,121)

Net increase (decrease)	(698,282)	$(8,648,367)	2,076,107	$13,949,227

Non-US Core Equity

	Six Months Ended		Year Ended
	September 30, 2011		March 31, 2011
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	25,878,805	$256,029,844	46,740,082	$449,851,919
Shares issued to shareholders in reinvestment of distributions	—	—	2,575,172	26,060,738
Shares repurchased	(3,960,633)	(40,594,127)	(6,994,746)	(70,565,225)

Net increase	21,918,172	$215,435,717	42,320,508	$405,347,432

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

Core Opportunistic

	Six Months Ended		Year Ended
	September 30, 2011		March 31, 2011
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	7,155,434	$75,089,055	32,658,373	$346,199,317
Shares issued to shareholders in reinvestment of distributions	—	—	4,779,950	48,277,495
Shares repurchased	(11,960,479)	(126,318,865)	(10,571,225)	(110,932,043)

Net increase (decrease)	(4,805,045)	$(51,229,810)	26,867,098	$283,544,769

Short Maturity

	Six Months Ended		Year Ended
	September 30, 2011		March 31, 2011
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	396,246	$3,800,000	2,166,595	$20,779,441
Shares issued to shareholders in reinvestment of distributions	—	—	113,703	1,083,585
Shares repurchased	(2,799,816)	(26,917,132)	(167,722)	(1,627,749)

Net increase (decrease)	(2,403,570)	$(23,117,132)	2,112,576	$20,235,277

6.	Federal income taxes

As of September 30, 2011, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

				Net
	Federal	Tax Basis	Tax Basis	Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Large Cap Growth	$345,071,873	$37,271,170	$(24,935,545)	$12,335,625
Large Cap Value	380,632,261	14,013,888	(35,822,499)	(21,808,611)
Small/Mid Cap Growth	241,850,571	16,860,066	(28,688,119)	(11,828,053)
Small/Mid Cap Value	250,710,594	11,040,534	(37,701,985)	(26,661,451)
Non-US Core Equity	1,672,863,739	55,229,209	(254,913,188)	(199,683,979)
Core Opportunistic	1,147,227,881	38,361,451	(22,471,762)	15,889,689
Short Maturity	45,033,770	512,763	(236,821)	275,942

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

7.	Subsequent event

In accordance with the provisions set forth in FASB ASC 855 (“Subsequent Events”), management has evaluated the possibility of subsequent events existing in the Funds’ financial statements for the period ended September 30, 2011 and determined that there are no material events that would require adjustment to or disclosure in the Funds’ financial statements through the date of issuance.

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

8.	Proxy Voting

A description of the policies and procedures that the Advisor and each Fund’s Subadvisors use to determine how to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 866-658-9896, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information about Funds’ proxy voting decisions are available without charge, online on the Funds’ website at http://www.mgifunds.us/proxy.

9.	Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at http://www.sec.gov. When filed, the Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10.  Board Approvals of Subadvisory Agreements during the period April 1, 2011 through September 30, 2011

June 7-8, 2011 Board Meeting

Mercer US Large Cap Growth Equity Fund
Mercer US Large Cap Value Equity Fund
Mercer US Small/Mid Cap Growth Equity Fund
Mercer US Small/Mid Cap Value Equity Fund
Mercer Non-US Core Equity Fund
Mercer Core Opportunistic Fixed Income Fund
Mercer US Short Maturity Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At the meeting of the Board of Trustees (the “Board” or the “Trustees”) of Mercer Funds (the “Trust”) held on June 7-8, 2011 (the “June Meeting”), the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), of the Trust or Mercer Investment Management, Inc., the Trust’s investment advisor (the “Advisor” or “MIM”) (together, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the “Investment Management Agreement”) with respect to each of the following series of the Trust (each a “Fund,” and together, the “Funds”): (i) Mercer US Large Cap Growth Equity Fund (“Large Cap Growth Fund”), Mercer US Large Cap Value Equity Fund (“Large Cap Value Fund”), Mercer US Small/Mid Cap Growth Equity Fund (“Small Cap Growth Fund”), Mercer US Small/Mid Cap Value Equity Fund (“Small Cap Value Fund”), Mercer Non-US Core Equity Fund (“Non-US Fund”), Mercer Core Opportunistic Fixed Income Fund (“Core Opportunistic Fund”), and Mercer US Short Maturity Fixed Income Fund (“Short Term Fund”).

In considering the renewal of the Investment Management Agreement, the Independent Trustees reviewed the information and materials from the Advisor and from counsel that were prepared for the June Meeting, including: (i) the Investment Management Agreement, with respect to the Advisor’s management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to the Funds, the fees that the Advisor charged to the Funds for these services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, and that were identified as competitors, as contained in a report requested by the Board and prepared by Lipper Inc. (the “Lipper Report”), an independent, nationally recognized provider of investment company data, containing, among other things, information on the investment performance (over the one-, two-, three- and four-year periods and since inception time frames) and the fees and expenses of each

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

Fund, as compared to a comparable group of funds (each a “peer group”); (iii) information regarding the Advisor’s business and operations, financial position, portfolio management team, and compliance program; (iv) information describing each Fund’s operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Funds, and that were identified in the Lipper Report; (v) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified in the Lipper Report; (vi) information regarding the Advisor’s profitability in managing each Fund and the Fee Waiver/Expense Limitation Agreement, pursuant to which the Advisor has agreed to subsidize the Funds’ expenses at specific levels, through March 31, 2011, and the substantial losses that the Advisor had sustained to date in managing the Funds; and (vii) information regarding the benefits that the Advisor received (or may receive in the future) as a result of its relationship with the Funds. The Independent Trustees also considered presentations made by, and discussions held with, representatives of the Advisor, both at the June Meeting and throughout the course of the year at regularly scheduled Board meetings.

In their consideration of the renewal of the Investment Management Agreement, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the services that were provided by the Advisor. The Independent Trustees reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Independent Trustees considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor’s personnel performed their duties.

In this regard, the Independent Trustees considered that while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds’ subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had extensive other responsibilities as the Funds’ investment advisor, including: the provision of investment advice; the selection of the subadvisor(s) for each Fund; the allocation of each Fund’s assets among multiple subadvisors (including overseeing the process of transitioning assets among subadvisors); the fee negotiation process whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each subadvisor’s investment performance and processes; the oversight of each subadvisor’s compliance with the applicable Fund’s investment objective, policies, and limitations; the review of portfolio security brokerage and trading practices; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they related to the Funds.

The Independent Trustees discussed the Advisor’s ability and willingness to identify instances where there was a need to add a new subadvisor, to replace a current subadvisor, to reallocate Fund assets among current subadvisors, to utilize a new strategy of a current Subadvisor to implement a combination of these measures, as well as the Advisor’s ability to promptly, efficiently, and economically effect such changes. The Independent Trustees reviewed the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor subadvisors for the Funds, as well as the Advisor’s experience, resources, and strengths in advising the MGI Collective Trust and the Mercer Group Trust, two other pooled investment vehicles overseen by MIM.

The Independent Trustees discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple subadvisors. The Independent Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds’ third-party service providers. The Independent Trustees considered the scope and substance of the Advisor’s regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Advisor’s capabilities in providing the administrative and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Chief Compliance Officer to the Trustees at prior Board meetings. The Independent Trustees also considered the Advisor’s willingness both to add personnel and

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained, and to enhance the distribution of the Funds. The Independent Trustees also recalled the Advisor’s identification of the large number of new employees that had been hired over the prior year as the Advisor grew. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, as well as the Advisor’s ability to continue to provide these services based on the Advisor’s experience, operations, and resources.

(b) The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The Independent Trustees compared each Fund’s contractual management fee and expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified in the Lipper Report), and noted the Funds’ favorable rankings. The Independent Trustees observed that the Advisor did not manage other registered investment companies, and therefore, the Advisor could not provide information regarding the Advisor’s fees for such activities.

The Independent Trustees discussed the costs of organizing and operating the Funds, and the significant economic impact that these activities had exerted on the profitability of the Advisor over the prior five years, as well as the effect it would have on the Advisor in connection with its continuing to serve as the investment advisor to each Fund. The Independent Trustees also discussed the Advisor’s ongoing costs in operating the Funds and the costs of compensating the subadvisors. The Independent Trustees noted the Advisor’s continuing commitment to limit each Fund’s expenses through the Fee Waiver/Expense Limitation Agreement with the Trust. In addition, the Independent Trustees discussed the entrepreneurial risk undertaken by the Advisor in creating and operating the Trust and the Funds. The Independent Trustees recalled their discussions, both at the June Meeting and at prior Board meetings, regarding the Advisor’s subsidizing the Funds in their initial stages, and the significant losses that the Advisor had sustained, as well as the reiteration of the resolution of both the Advisor and Mercer’s resolution to continue to waive the Advisor’s fees and to reimburse Fund expenses, until such time as the Funds reach profitable asset levels. After comparing each Fund’s fees with the fees of other funds in the Fund’s respective peer group, and in light of the nature, extent, and quality of services that were provided by the Advisor and the costs that were incurred by the Advisor in rendering those services, the Independent Trustees concluded that the level of fees that were paid to the Advisor with respect to each Fund was fair and reasonable.

The Independent Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with each Fund. The Independent Trustees recognized that because of the Trust’s multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the Advisor did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Independent Trustees noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Independent Trustees took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain subadvisors, and in the case of other registered investment companies, by their investment managers.

The Independent Trustees noted that the Advisor, by managing the Funds, may benefit (along with its affiliates) to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles. The Independent Trustees also noted that the Advisor served as the Trust’s internal administrator, and the Advisor will be entitled to receive compensation from the Class S, Class Y-l, and Class Y-2 shares of the Funds for acting in that capacity (although no compensation had been paid to date). The Independent Trustees also considered that, in return for this compensation, the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing documents for shareholder use. As such, the Independent Trustees concluded that the benefits that accrued to the

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

Advisor and its affiliates by virtue of their relationships to the Funds were reasonable and fair in comparison with the costs of providing the relevant services.

(c) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders. The Independent Trustees next discussed potential economies of scale. Given that the Funds (other than the Non-US Fund) had been in existence and operating for six years, and in light of the challenging market conditions experienced over the prior three and one-half years, Independent Trustees noted that the Funds could be considered to still be in a growth phase, and the Independent Trustees recognized the uncertainty in launching a new investment product and estimating future asset levels. The Independent Trustees discussed that the advisory fee schedule for each Fund, other than for the Small Cap Growth Fund and the Small Cap Value Fund, included a breakpoint at $750 million, which would reduce the investment advisory fee for a Fund and allow the shareholders of the Fund to participate in economies of scale available when the Fund surpassed the threshold level.

(d) The investment performance of the Funds and the Advisor. The Independent Trustees considered the overall investment performance of the Funds, and evaluated Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure required. The Independent Trustees considered whether the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its investment restrictions. The Independent Trustees also considered that the Advisor continued to be proactive in seeking to replace and/or add Subadvisors, to reallocate assets among Subadvisors, and to implement new investment Subadvisor strategies, with a view to improving Fund performance over the long term.

While consideration was given to the Advisor’s performance reports and discussions at prior Board meetings, particular attention was given to the Lipper Report prepared specifically for the June Meeting. In reviewing the performance of the Funds, the Independent Trustees considered that the performance of each Fund, other than the Large Cap Value Fund, fell within the second, third, or fourth quintiles of its respective performance universe for performance since inception. In particular, the Large Cap Growth Fund and the Small Cap Value Fund had exhibited upward improvement since 2010. The Board also recalled the Advisor’s remarks at the June Meeting describing the Advisor’s expectations for the acceptable performance of each Fund with respect to a range of quintiles.

In the case of the Non-US Fund, the Independent Trustees recalled that the Advisor had terminated Grantham, Mayo, Van Otterloo & Company LLC, and had hired Arrowstreet as a replacement Subadvisor. Additionally, the Board noted that the Advisor was proposing to hire William Blair to ensure that the Fund continued to have emerging markets exposure.

In the case of the Large Cap Value Fund, the Independent Trustees noted that the Fund’s performance for the one- and two-year periods placed it in the fourth quintile of its peer universe, which was an improvement from its prior fifth quintile performance. The Independent Trustees recalled the Advisor’s explanation that Pzena Investment Management (“Pzena”), a prior Subadvisor that had been terminated in December of 2008 because of MIM’s loss of confidence in Pzena, continued to exert a negative impact on the Fund’s performance. Additionally, the Board recalled that the Advisor had added O’Shaughnessy Asset Management as a fourth Subadvisor in October of 2010, which was intended to improve the Fund’s performance.

In the case of the Small Cap Growth Fund, the Independent Trustees noted that the Advisor had indicated that it was comfortable with the Fund’s mid-range (third quintile) performance. The Board recalled that Delaware Investments had been added as an additional Subadvisor in an effort to improve returns.

In the case of the Small Cap Value Fund, the Independent Trustees recalled that the Fund’s performance was trending upward.

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

In the case of the Core Opportunistic Fund, the Independent Trustees noted that the Advisor had terminated BlackRock Financial Management, Inc., and its belief that the Fund’s performance appeared to be slightly improving.

Finally, in the case of the Short Maturity Fund, the Independent Trustees observed that the Advisor was continuing to closely monitor JP Morgan Investment Management, which had reported somewhat disappointing performance.

On this basis, the Independent Trustees concluded that MIM’s performance in managing each Fund indicated that the Advisor’s continued management will benefit the Fund and its shareholders.

Conclusion. No single factor was determinative to the decisions of the Independent Trustees. Based on these factors, and such other matters as were deemed relevant, the Independent Trustees concluded that the management fee rates of the Funds continued to be reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs that were incurred and benefits that were gained by the Advisor in providing such services. The Independent Trustees also found the Advisor’s investment management fees to be reasonable in comparison to the fees charged by the investment advisors to the investment companies included in the Funds’ peer groups in the Lipper Report. As a result, the Independent Trustees unanimously approved the Investment Management Agreement and recommended the Agreement’s approval to the Board as being in the best interests of the Funds and their shareholders.

Mercer US Large Cap Growth Equity Fund
Mercer US Large Cap Value Equity Fund
Mercer US Small/Mid Cap Growth Equity Fund
Mercer US Small/Mid Cap Value Equity Fund
Mercer Non-US Core Equity Fund
Mercer Core Opportunistic Fixed Income Fund
Mercer US Short Maturity Fixed Income Fund

Renewal of the Subadvisory Agreements for the Funds

At the June Meeting, the Board, including the Independent Trustees, considered and approved the continuation of the subadvisory agreements (together, the “Subadvisory Agreements”) entered into by the Advisor and the following subadvisors for the Funds: Winslow Capital Management, Inc., Atlanta Capital Management Company, LLC, Neuberger Berman Management, LLC, and Sands Capital Management, LLC (in the case of the Large Cap Growth Fund); Eaton Vance Management, LLC, Numeric Investors LLC, and Robeco Investment Management, Inc. (in the case of the Large Cap Value Fund); Westfield Capital Management Company, LLC, Tygh Capital Management, Inc., and Goldman Sachs Asset Management, L.P. (in the case of the Small Cap Growth Fund); AQR Capital Management, LLC, NWQ Investment Management Company, LLC, River Road Asset Management, LLC, and Systematic Financial Management, L.P. (in the case of the Small Cap Value Fund); AllianceBernstein L.P., Lazard Asset Management LLC, and Massachusetts Financial Services Company (in the case of the Non-US Fund); and Western Asset Management Company, Mackay Shields LLC, and Pacific Investment Management Company LLC (in the case of Core Opportunistic Fund); and J.P. Morgan Investment Management, Inc. (in the case of Short Maturity Fund); (each a “Subadvisor,” and together, the “Subadvisors”).

In considering the renewal of the Subadvisory Agreements, the Independent Trustees considered the information and materials from the Advisor and counsel that included, as to each Subadvisor and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the Subadvisor for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) information regarding the Subadvisor’s business and operations, financial condition, portfolio

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

management team, and compliance program; (v) the Subadvisor’s brokerage and trading policies and practices; (vi) the Subadvisor’s performance in managing its allocated portion of the Fund’s investment portfolio; and (vii) the Subadvisor’s historical performance returns managing a similar investment mandate, and such performance compared to a relevant index. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors at prior Board meetings. The Independent Trustees also evaluated answers and responses to applicable information requests contained in a letter from counsel dated May 19, 2011 (the “15(c) Information Request Letter”), which identified the information that the Independent Trustees requested the Advisor compile and provide to the Board prior to the June Meeting, in order to assist the Independent Trustees in making informed determinations regarding the Funds’ contract renewals. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by counsel.

In particular, and as to each Fund and to each Subadvisor, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services that were provided by the Subadvisors. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the applicable Fund. The Independent Trustees considered the Advisor’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected be replaced (or their original allocated portion of the Fund be reduced), and negotiating fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. The Independent Trustees discussed the specific investment management process that was employed by each Subadvisor in managing the assets that were allocated to the Subadvisor (which had been discussed with each Subadvisor previously), the qualifications, experience, and capabilities of the Subadvisor’s management and other personnel responsible for the portfolio management of the applicable Fund; the financial position of the Subadvisor; the quality of the Subadvisor’s regulatory and legal compliance policies and procedures; and the Subadvisor’s brokerage practices. The Independent Trustees considered each Subadvisor’s infrastructure and whether it continued to support the Subadvisor’s investment strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to each Subadvisor, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Independent Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of the Fund’s Subadvisors. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor’s ability to continue to provide these services based on the Subadvisor’s experience, operations, and resources, were appropriate, and had benefited and will continue to benefit, the applicable Fund and its shareholders.

(b) The costs of the services provided and the profits realized by the Subadvisors and their affiliates from the Subadvisors’ relationships with the Funds. The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a subadvisor to the respective Fund. The Independent Trustees took account of the Advisor’s reasons for concluding that the compensation payable to each Subadvisor for its services to the Fund were fair and reasonable, in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation that the Subadvisors be continued, particularly in light of the fact that the Subadvisors’ fees were paid by the Advisor and not by the Funds (or their shareholders), and, thus, payments to the Subadvisors detracted from the Advisor’s profitability. The Independent Trustees reviewed Subadvisor profitability information, to the extent it was provided by the Subadvisors in their responses to the queries in the l5(c) Information Request Letter, but since the fees paid by the Advisor to each Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate reasonable fees with the Subadvisors, the consideration of each Subadvisor’s profitability was not considered necessary. The Independent Trustees took into account the

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as the Advisor’s assessment that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement, and the Advisor’s continued initiative to implement reduced subadvisory fee schedules with the Subadvisors. The Independent Trustees noted that the subadvisory fees were paid by the Advisor to each Subadvisor and were not additional fees to be borne by the Fund or its shareholders. The Independent Trustees also considered the information supplied by each Subadvisor, in its response to the queries in the l5(c) Information Request Letter, that presented data regarding fees charged to other clients of the Subadvisor. Based on their discussion, the Independent Trustees concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the assets that were allocated to the Subadvisor appeared to be within a reasonable range.

(c) Ancillary Benefits. The Independent Trustees considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Independent Trustees concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadvisors were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Independent Trustees concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable.

(d) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders. The Independent Trustees next discussed economies of scale. The Independent Trustees considered each Subadvisor’s fee schedule for providing services to the applicable Fund, and noted that each Subadvisory Agreement, with the exception of the Subadvisory Agreement with NWQ for the Small Cap Value Fund, included breakpoints that would reduce the Subadvisor’s fees as assets in the applicable Fund increased, which could allow economies of scale to be shared with Fund shareholders.

(e) The investment performance of the Funds and the Subadvisors. The Independent Trustees considered whether each Subadvisor operated within the applicable Fund’s investment objective and style, and considered each Subadvisor’s record of compliance with the Fund’s relevant investment restrictions. The Independent Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of each Subadvisor supported the approval of its Subadvisory Agreement.

Conclusion. No single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for each Subadvisor continued to be reasonable in relation to the services that were provided by the Subadvisors to the Funds. As a result, the Independent Trustees unanimously approved the Subadvisory Agreements and recommended to the Board the approval of each Subadvisory Agreement concluded that the approval of the Subadvisory Agreements as being in the best interests of the Funds and their shareholders.

Mercer Non-US Core Equity Fund — Approval of New Subadvisory Agreement

At the meeting of the Board of Trustees (the “Board” or the “Trustees”) of Mercer Funds (the “Trust”) held on June 7-8, 2011 (the “June Meeting”), the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investment Management, Inc., the Trust’s investment advisor (the “Advisor” or “MIM”) (together, the “Independent Trustees”), considered and approved the proposed subadvisory agreement (the “Proposed William Blair Subadvisory Agreement”) between the Advisor and William Blair & Company L.L.C. (“William Blair”) with respect to the Mercer Non-US Core Equity Fund (the “Non-US Fund”). In considering the approval of the

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

Proposed William Blair Subadvisory Agreement, the Board was able to draw on its knowledge of the Trust, the Non-US Fund, and the Trust’s other series, as well as the Advisor, and William Blair.

At the June Meeting, the Board, including a majority of the Independent Trustees, considered and approved the Proposed William Blair Subadvisory Agreement. In determining whether to approve the Proposed William Blair Subadvisory Agreement, the Board considered the information received in advance of the Meeting, which included: (i) a copy of a form of Proposed William Blair Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected and recommended William Blair for the Board’s approval, and MIM’s rationale for recommending that William Blair be appointed as a Subadvisor to the Non-US Fund; (iii) information regarding the nature, extent, and quality of the services that William Blair would provide to the Non-US Fund; (iv) information regarding William Blair’s reputation, investment management business, personnel, prior investment experience and operations; (v) information regarding William Blair’s brokerage and trading policies and practices; (vi) information regarding the level of subadvisory fees to be charged by William Blair to comparable mutual funds and institutional separate accounts that William Blair managed; (vii) information regarding William Blair’s compliance program; (viii) information regarding William Blair’s historical performance returns managing an investment mandate similar to the Non-US Fund’s investment mandate, and such performance compared to a relevant index; and (ix) information regarding William Blair’s financial condition. The Board also considered the substance of discussions with representatives of the Advisor and William Blair at the June Meeting.

When considering the approval of the Proposed William Blair Subadvisory Agreement, the Independent Trustees reviewed and analyzed the factors that the Board deemed relevant with respect to William Blair, including: the nature, extent, and quality of the services to be provided to the Non-US Fund; William Blair’s management style; the historical performance record of William Blair in managing pooled investment products similar to the Non-US Fund; the qualifications and experience of the investment professionals at William Blair who will be responsible for the day-to-day management of William Blair’s allocated portion of the Non-US Fund’s investment portfolio; and William Blair’s staffing levels and overall resources. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

In examining the nature, extent and quality of the services to be provided by William Blair to the Non-US Fund, the Board considered: the specific investment management process and strategy to be employed by William Blair in managing its allocated portion of the assets of the Fund; the qualifications of William Blair’s investment professionals with regard to implementing the investment mandate similar to the Non-US Fund’s investment mandate; the performance record of William Blair’s strategy as compared to a relevant benchmark; and the infrastructure of William Blair and whether that infrastructure appeared to adequately support William Blair’s investment strategy. The Board also discussed the Advisor’s review, selection and due diligence process and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Non-US Fund by William Blair.

The Board concluded that the Non-US Fund and its shareholders would benefit from the quality and experience of the members of William Blair’s portfolio managers and the qualifications of its investment professionals. Based on the Board’s consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services anticipated to be provided by William Blair to the Non-US Fund, as well as William Blair’s ability to render such services based on William Blair’s experience, operations, and resources, were appropriate for the Non-US Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Non-US Fund’s investment portfolio that William Blair would manage.

The Independent Trustees considered the services that would be rendered by William Blair and evaluated the compensation to be paid to William Blair by the Advisor for those services. The Independent Trustees noted that the services that William Blair would furnish to the Non-US Fund appeared to be comparable to the services that William Blair currently provides to its other advisory and subadvisory clients. The Independent Trustees also

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

considered comparisons of the fees that will be paid to William Blair by the Advisor in light of the fees that were charged by William Blair to its other advisory clients. The Independent Trustees noted that William Blair presently serves as a subadvisor to fifteen investment companies.

The Independent Trustees concluded that the proposed subadvisory fee that will be payable to William Blair appeared to compare favorably to the fees charged by William Blair to its other investment company clients. The Independent Trustees also noted that, while William Blair’s fee schedule did include breakpoints, this would not be relevant to the shareholders of the Non-US Fund, as the Advisor would pay William Blair’s fees. In addition, the Independent Trustees considered the review, selection, and due diligence process employed by the Advisor, as discussed at this Meeting, in determining to recommend William Blair to serve as a Subadvisor to the Non-US Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by MIM to William Blair for its services to the Non-US Fund were reasonable. The Independent Trustees emphasized in their discussions that the subadvisory fees of William Blair would be paid by the Advisor, and were not additional fees to be borne by the Non-US Fund or its shareholders. Based on their discussion, the Independent Trustees concluded that, in light of the nature, quality, and extent of the services to be provided, the proposed fees to be paid to William Blair with respect to the assets of the Non-US Fund to be allocated to William Blair appeared to be within a reasonable range.

The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to William Blair from its relationship with the Non-US Fund and concluded that they were reasonable.

Since the fees to be paid to William Blair were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of William Blair was not considered relevant to the Independent Trustees’ deliberations. The Independent Trustees took note of the Advisor’s explanation, earlier in the Meeting, that the recommended appointment of William Blair was not affected by the impact that the appointment would have on MIM’s revenues and profitability, and recalled that the Advisor had demonstrated that the appointment of William Blair may allow the Advisor to reach profitability when managing the Non-US Fund slightly more quickly. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided by William Blair and the proposed fees to be paid to William Blair by MIM for managing its allocated portion of the Non-US Fund, the potential benefits accruing to William Blair as a result of serving as a Subadvisor to the Non-US Fund were reasonable.

The Independent Trustees noted that William Blair previously had not managed an allocated portion of the Non-US Fund’s investment portfolio, and therefore, the Independent Trustees could not consider William Blair’s investment performance in managing the Fund as a factor in evaluating the Proposed William Blair Subadvisory Agreement. However, the Independent Trustees considered William Blair’s historical investment performance record, utilizing the investment strategy in managing institutional separate accounts and advising and subadvising other registered investment companies that were comparable to the Non-US Fund. The Independent Trustees also compared the historical investment performance of the strategy to relevant benchmarks. The Board concluded that William Blair’s historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Proposed Subadvisory Agreement.

The Independent Trustees also considered MIM’s recommendation that the hiring of William Blair as a Subadvisor to the Non-US Fund would allow the Fund to continue to maintain the desired exposure to emerging markets securities. The Independent Trustees also considered the Advisor’s explanation of why MIM anticipated that the addition of the William Blair would improve the Fund’s risk/return profile, resulting in slightly higher excess return expectations (commensurate with the slight increase in tracking error). The Independent Trustees also discussed that the addition of William Blair would not require any reallocation of the Non-US Fund’s assets from three of the Fund’s five current Subadvisors, and would be accomplished by a small reallocation from Arrowstreet and Lazard. The Independent Trustees also considered that the Advisor could accomplish the transition efficiently and economically.

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with and discussed a description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and subadvisory agreements.

After full consideration of the factors discussed above, no single factor was identified as being determinative to the Independent Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend William Blair to supplement Lazard, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for William Blair was reasonable in relation to the services that would be provided to the Non-US Fund. As a result, the Board, including a majority of the Independent Trustees approved unanimously the Proposed William Blair Subadvisory Agreement.

Mercer Core Opportunistic Fixed Income Fund — Approval of New Subadvisory Agreement

At the meeting of the Board of Trustees (the “Board” or the “Trustees”) of Mercer Funds (the “Trust”) held on March 1-2, 2011 (the “March Meeting”), the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investment Management, Inc., the Trust’s investment advisor (the “Advisor” or “MIM”) (together, the “Independent Trustees”), considered and approved the proposed subadvisory agreement (the “Proposed Dodge & Cox Subadvisory Agreement”) between the Advisor and Dodge & Cox (“Dodge & Cox”) with respect to the Mercer Core Opportunistic Fixed Income Fund (the “Core Fixed Income Fund”). In considering the approval of the Proposed Dodge & Cox Subadvisory Agreement, the Board was able to draw on its knowledge of the Trust, the Core Fixed Income Fund, and the Trust’s other series, as well as the Advisor, and Dodge & Cox.

At the March Meeting, the Board, including a majority of the Independent Trustees, considered and approved the Proposed Dodge & Cox Subadvisory Agreement. In determining whether to approve the Proposed Dodge & Cox Subadvisory Agreement, the Board considered the information received in advance of the Meeting, which included: (i) a copy of a form of Proposed Dodge & Cox Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected and recommended Dodge & Cox for the Board’s approval, and MIM’s rationale for recommending that Dodge & Cox be appointed as a Subadvisor to the Core Fixed Income Fund, replacing Blackrock Financial Management, Inc.; (iii) information regarding the nature, extent, and quality of the services that Dodge & Cox would provide to the Core Fixed Income Fund; (iv) information regarding Dodge & Cox’s reputation, investment management business, personnel, prior investment experience and operations; (v) information regarding Dodge & Cox’s brokerage and trading policies and practices; (vi) information regarding the level of subadvisory fees to be charged by Dodge & Cox to comparable mutual funds and institutional separate accounts that Dodge & Cox managed; (vii) information regarding Dodge & Cox’s compliance program; (viii) information regarding Dodge & Cox’s historical performance returns managing an investment mandate similar to the Core Fixed Income Fund’s investment mandate, and such performance compared to a relevant index; and (ix) information regarding Dodge & Cox’s financial condition. The Board also considered the substance of discussions with representatives of the Advisor and Dodge & Cox at the March Meeting.

When considering the approval of the Proposed Dodge & Cox Subadvisory Agreement, the Independent Trustees reviewed and analyzed the factors that the Board deemed relevant with respect to Dodge & Cox, including: the nature, extent, and quality of the services to be provided to the Core Fixed Income Fund; Dodge & Cox’s management style and investment decision-making process; the historical performance record of Dodge & Cox in managing investment products similar to the Core Fixed Income Fund; the qualifications and experience of the members of Dodge & Cox’s portfolio management team and its Policy Committee and Dodge & Cox’s staffing levels and overall resources. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

In examining the nature, extent and quality of the services to be provided by Dodge & Cox to the Core Fixed Income Fund, the Independent Trustees considered: the specific investment management process to be employed by Dodge & Cox in managing its allocated portion of the assets of the Fund; the qualifications of Dodge & Cox’s portfolio managers and investment management personnel with regard to implementing the investment mandate similar to the Core Fixed Income Fund’s investment mandate; the favorable performance record of Dodge & Cox as compared to a relevant benchmark; and the infrastructure and resources of Dodge & Cox and whether that infrastructure and resources appeared to adequately support Dodge & Cox’s investment strategy. The Independent Trustees also discussed the Advisor’s review, selection and due diligence process and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Core Fixed Income Fund by Dodge & Cox.

The Board concluded that the Core Fixed Income Fund and its shareholders would benefit from the quality and experience of the members of Dodge & Cox’s portfolio managers and the qualifications of its investment professionals. Based on the Board’s consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services anticipated to be provided by Dodge & Cox to the Core Fixed Income Fund, as well as Dodge & Cox’s ability to render such services based on Dodge & Cox’s experience, operations, and resources, were appropriate for the Core Fixed Income Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Core Fixed Income Fund’s investment portfolio that Dodge & Cox would manage.

The Independent Trustees considered the services that would be rendered by Dodge & Cox and evaluated the compensation to be paid to Dodge & Cox by the Advisor for those services. The Independent Trustees noted that the services that Dodge & Cox would furnish to the Core Fixed Income Fund appeared to be comparable to the services that Dodge & Cox currently provides to its other advisory and subadvisory clients. The Independent Trustees also considered comparisons of the fees that will be paid to Dodge & Cox by the Advisor in light of the fees that were charged by Dodge & Cox to its other advisory clients. The Independent Trustees noted that this will be the first time Dodge & Cox subadvised a mutual fund that was not a part of the Dodge & Cox Funds, and that Dodge and Cox was comfortable with this role.

The Independent Trustees concluded that the proposed subadvisory fee that will be payable to Dodge & Cox appeared to compare favorably to the fees charged by Dodge & Cox to its other investment company clients. The Independent Trustees also noted that, while Dodge & Cox’s fee schedule did include breakpoints, this would not be relevant to the shareholders of the Core Fixed Income Fund, as the Advisor would pay Dodge & Cox’s fees. In addition, the Independent Trustees considered the review, selection, and due diligence process employed by the Advisor, as discussed at this Meeting, in determining to recommend Dodge & Cox to serve as a Subadvisor to the Core Fixed Income Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by MIM to Dodge & Cox for its services to the Core Fixed Income Fund were reasonable. The Independent Trustees emphasized in their discussions that the subadvisory fees of Dodge & Cox would be paid by the Advisor, and were not additional fees to be borne by the Core Fixed Income Fund or its shareholders. Based on their discussion, the Independent Trustees concluded that, in light of the nature, quality, and extent of the services to be provided, the proposed fees to be paid to Dodge & Cox with respect to the assets of the Core Fixed Income Fund to be allocated to Dodge & Cox appeared to be within a reasonable range.

The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Dodge & Cox from its relationship with the Core Fixed Income Fund and concluded that they were reasonable.

Since the fees to be paid to Dodge & Cox were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of Dodge & Cox was not considered relevant to the Independent Trustees’ deliberations. The Independent Trustees took note of the Advisor’s explanation, earlier in the Meeting, that the recommended appointment of Dodge & Cox was not affected by the impact that the appointment would have on MIM’s revenues and profitability, and recalled that the Advisor had demonstrated that the appointment of Dodge & Cox may allow the Advisor to reach

Mercer Funds
(formerly known as MGI Funds)

Notes to the Financial Statements (Continued)
September 30, 2011 (Unaudited)

profitability when managing the Core Fixed Income Fund slightly more quickly. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided by Dodge & Cox and the proposed fees to be paid to Dodge & Cox by MIM for managing its allocated portion of the Core Fixed Income Fund, the potential benefits accruing to Dodge & Cox as a result of serving as a Subadvisor to the Core Fixed Income Fund were reasonable.

The Independent Trustees noted that Dodge & Cox previously had not managed an allocated portion of the Core Fixed Income Fund’s investment portfolio, and therefore, the Independent Trustees could not consider Dodge & Cox’s investment performance in managing the Fund as a factor in evaluating the Proposed Dodge & Cox Subadvisory Agreement. However, the Independent Trustees considered Dodge & Cox’s historical investment performance record, utilizing the investment strategy in managing institutional separate accounts and advising and subadvising other registered investment companies that were comparable to the Core Fixed Income Fund. The Independent Trustees also compared the historical investment performance of the strategy to a relevant benchmark. The Board concluded that Dodge & Cox’s historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Proposed Dodge & Cox Subadvisory Agreement.

The Independent Trustees also considered MIM’s recommendation that the hiring of Dodge & Cox as a Subadvisor to the Core Fixed Income Fund, replacing Blackrock, would more effectively complement the Core Fixed Income Fund’s three other subadvisors, and thereby add value. The Independent Trustees also considered the Advisor’s explanation of why MIM anticipated that the addition of Dodge & Cox would improve the Fund’s returns. The Independent Trustees also discussed that the addition of Dodge & Cox, replacing Blackrock would not require any reallocation of the Core Fixed Income Fund’s assets from each of the Fund’s three current Subadvisors. The Independent Trustees also considered that the Advisor could accomplish the transition efficiently and economically.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with and discussed a description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and subadvisory agreements.

After full consideration of the factors discussed above, no single factor was identified as being determinative to the Independent Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend Dodge & Cox replace Blackrock, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for Dodge & Cox was reasonable in relation to the services that would be provided to the Core Fixed Income Fund. As a result, the Board, including a majority of the Independent Trustees approved unanimously the Proposed Dodge & Cox Subadvisory Agreement.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2011 through September 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.57%	1,000.00	853.20	926.60	2.64
Hypothetical	0.57%	1,000.00	1,022.15	1,011.08	2.88

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 183/366

Large Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.55%	1,000.00	846.10	923.05	2.54
Hypothetical	0.55%	1,000.00	1,022.25	1,011.13	2.78

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/366

Small/Mid Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.92%	1,000.00	796.60	898.30	4.13
Hypothetical	0.92%	1,000.00	1,020.40	1,010.20	4.65

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/366

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Small/Mid Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.92%	1,000.00	777.30	888.65	4.09
Hypothetical	0.92%	1,000.00	1,020.40	1,010.20	4.65

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/366

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.82%	1,000.00	826.00	913.00	3.74
Hypothetical	0.82%	1,000.00	1,020.90	1,010.45	4.14

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 183/366

Core Opportunistic — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.37%	1,000.00	1,041.10	1,020.55	1.89
Hypothetical	0.37%	1,000.00	1,023.15	1,011.58	1.87

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 183/366

Short Maturity — Class Y3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.32%	1,000.00	1,012.60	1,006.30	1.61
Hypothetical	0.32%	1,000.00	1,023.40	1,011.70	1.62

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 183/366

Mercer Funds

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

				Number of
		Term of		Portfolios
		Office(1) and		in Fund	Other
	Position(s)	Length of	Principal	Complex*	Directorships
Name, Address	Held with	Time	Occupation(s) During	Overseen	Held by
and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (68)	Trustee	Trustee Since 2005	Mr. Bains is retired.	7	Mr. Bains is a director of BG Medicine, Inc. and the Bank of America Funds.

Adela M. Cepeda A.C. Advisory, Inc. 150 North Wacker Drive, Suite 2160 Chicago, IL 60606 (53)	Chairperson and Trustee	Chairperson Since 2011, Trustee Since 2005	Ms. Cepeda is Founder and President of A.C. Advisory, Inc. (a financial advisory firm) since 1995.	7	Ms. Cepeda is a director of The UBS Funds, UBS Relationship Funds, Fort Dearborn Income Securities, Inc., SMA Relationship Trust, Consulting Group Capital Markets Funds, and the Amalgamated Bank of Chicago.

Gail A. Schneider 99 High Street Boston, MA 02110 (63)	Trustee	Since 2009	Ms. Schneider is a self-employed consultant since 2007. From 2002 to 2007, Ms. Schneider was retired.	7	None

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustee:

Number of
		Term of		Portfolios
		Office(1) and		in Fund	Other
	Position(s)	Length of	Principal	Complex*	Directorships
Name, Address	Held with	Time	Occupation(s) During	Overseen	Held by
and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

Richard Nuzum** (43)	Trustee, President, and Chief Executive Officer	Since 2010	Mr. Nuzum is President and Global Business Leader of Mercer’s Investment Management Business since 2009. Mr. Nuzum was Americas Business Leader for Mercer Investment Consulting from 2005-2008.	7	Mr. Nuzum is a director of Mercer Trust Company.

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has seven portfolios.

**	Mr. Nuzum is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with the Advisor.

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Officers:

The executive officers of the Trust not named above are:

Term of
Office† and
	Position(s)	Length of
	Held with	Time
Name and Age	the Trust	Served	Principal Occupation(s) During Past 5 Years
Tom Murphy (40)	Vice President and Chief Investment Officer	Since 2011	Mr. Murphy is President and Chief Investment Officer of Mercer Investment Management, Inc. since 2011. Previously, Mr. Murphy was a Business Leader for Mercer Investment Management in EMEA since 2006.
Richard S. Joseph (46)	Vice President, Treasurer, and Chief Financial Officer	Since 2005	Mr. Joseph is Chief Operating Officer, Mercer Investment Management, Inc. since 2005. Mr. Joseph was Chief Operating Officer of Pioneer Investments from March 2004 to June 2004, and Chief Operating Officer of AdvisorCentral LLC from 2001 to 2004.
Scott M. Zoltowski (42)	Vice President, Chief Legal Officer and Secretary	Since 2008	Mr. Zoltowski is a partner of Mercer (US) Inc. and serves as Global Chief Counsel – Investments, for Mercer Investment Management, Inc. and Mercer Investment Consulting, Inc. Mr. Zoltowski was Senior Counsel and Vice President for State Street Global Advisors (2006-2008) and State Street Bank and Trust Company (2004-2006).
Colin Dean (34)	Vice President and Assistant Secretary	Since 2010	Mr. Dean has served as Legal Counsel – Investments for Mercer Investment Management, Inc. since 2010. Prior to that, Mr. Dean was an Associate at Dechert LLP (2007-2010) and Associate Counsel at Affiliated Managers Group, Inc. (2005-2007).
Christopher Ray (48)	Vice President	Since 2006	Mr. Ray is a Vice President and Portfolio Manager of Mercer Investment Management, Inc. since 2005. From 1986 to 2005, Mr. Ray held several positions with Putnam Investments, including senior vice president, consultant relations manager, and fixed income portfolio manager.
Ian Dillon (45)	Vice President	Since 2008	Mr. Dillon is a Portfolio Manager and Principal of Mercer Global Investments Canada Limited since 2006. From 2004 to 2006, Mr. Dillon was Chief Investment Strategist of Altamira Financial Services, Ltd.
Manny Weiss (62)	Vice President	Since 2010	Mr. Weiss is a Portfolio Manager and Principal of Mercer Investment Management, Inc. since 2009. From 2006 to 2008, Mr. Weiss worked for 21 Capital Group, an affiliate of Old Mutual Asset Management, in Hedge Fund Manager Research and Client Service.
Wil Berglund (40)	Vice President	Since 2010	Mr. Berglund is a Portfolio Manager and Principal of Mercer Investment Management, Inc. since 2009. From 2000 to 2008, Mr. Berglund held several positions with Putnam Investments including fixed income portfolio manager.
Mark Gilbert (39)	Vice President and Chief Compliance Officer	Since 2011	Mr. Gilbert is the Chief Compliance Officer of Mercer Investment Management, Inc. since 2011. He previously held the position of Americas Compliance Leader – Investments since 2007. Prior to 2007, Mr. Gilbert was Chief Compliance Officer of AmSouth Investment Management Company LLC and AmSouth Asset Management, Inc.

†	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of Mercer Funds (formerly known as MGI Funds) are distributed by MGI Funds Distributors, Inc.

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Schedule of Investments.
Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.	Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Not applicable.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mercer Funds (formerly known as MGI Funds)

By (Signature and Title)	By: /s/ Richard Nuzum Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date	November 30, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By: /s/ Richard Nuzum Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date	November 30, 2011

By (Signature and Title)	By: /s/ Richard S. Joseph Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer
(Principal Financial Officer)

Date	November 30, 2011